Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	GA
Entity Registrant Name	Giant Interactive Group Inc.
Entity Central Index Key	0001415016
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	235,234,959

CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 150,990,805	950,321,028	2,776,936,322
Short-term investments	146,137,476	919,774,660	3,253,362,000
Accounts receivable (net of allowance of RMB5,953,066 and RMB4,075,162 (US$647,478) for 2010 and 2011)	2,175,547	13,692,673	9,800,407
Prepayments and other current assets	17,787,354	111,951,828	132,727,408
Due from related parties	541,813	3,410,114	25,000,000
Inventories	50,369	317,019	433,953
Deferred tax assets	28,564,026	179,779,122	105,745,171
Total current assets	346,247,390	2,179,246,444	6,304,005,261
Non-current assets:
Property and equipment, net	55,556,635	349,667,907	143,286,303
Intangible assets, net	4,202,278	26,448,716	33,954,716
Due from research and development entity partners	1,213,397	7,637,000	10,783,600
Goodwill	3,527,536	22,201,960	22,201,960
Investment in equity investees	55,831,872	351,400,224	35,125,945
Long-term investment	4,686,322	29,495,239	20,495,239
Available-for-sale securities	61,464,453	386,851,118	423,302,661
Held-to-maturity securities	15,888,400	100,000,000
Deferred tax assets	2,716,945	17,100,182	13,145,488
Other assets	12,898,551	81,182,192	101,842,080
Total non-current assets:	217,986,389	1,371,984,538	804,137,992
Total assets	564,233,779	3,551,230,982	7,108,143,253
Current liabilities:
Payables and accrued expenses (including payables and accrued expenses of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB47,739,568 and RMB72,956,998 (US$11,591,700) as of December 31, 2010 and 2011, respectively	27,266,224	171,610,885	144,436,022
Advances from distributors (including advances from distributors of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB75,506,955 and RMB82,327,668 (US$13,080,549) as of December 31, 2010 and 2011, respectively)	13,080,549	82,327,669	75,506,955
Due to a related party (including due to a related party of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB14,248,095 and RMB10,720,869 (US$1,703,375) as of December 31, 2010 and 2011, respectively)	85,852	540,345
Deferred revenue (including deferred revenue of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB434,738,212 and RMB518,363,112 (US$82,359,604) as of December 31, 2010 and 2011, respectively)	84,082,109	529,204,385	442,795,002
Tax payable (including tax payable of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB371,748 and RMB64,733 (US$10,285) as of December 31, 2010 and 2011, respectively)	6,126,751	38,561,157	22,191,957
Unrecognized tax benefit (including unrecognized tax benefit of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB1,990,061 and RMB5,911,803 (US$ 939,291) as of December 31, 2010 and 2011, respectively	7,062,636	44,451,522	14,758,798
Deferred tax liabilities (including deferred tax liabilities of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB nil and RMB1,650,000 (US$262,159) as of December 31, 2010 and 2011, respectively)	23,549,728	148,219,632	624,770
Total current liabilities	161,253,849	1,014,915,595	700,313,504
Non-current liabilities:
Deferred tax liabilities (including deferred tax liabilities of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB nil and RMB14,869,840 (US$2,362,579) as of December 31, 2010 and 2011, respectively)	2,364,561	14,882,313	186,496
Total liabilities	163,618,410	1,029,797,908	700,500,000
Commitments and contingencies
Shareholders' equity
Ordinary shares (par value US$0.0000002 per share; 500,000,000 shares authorized as at December 31, 2010 and December 31,2011, respectively; 263,110,626 shares issued and 228,019,412 shares outstanding at December 31, 2010; 273,110,626 shares issued and 235,234,959 shares outstanding at December 31, 2011)	68	430	417
Additional paid-in capital	691,187,106	4,350,262,526	6,087,534,887
Statutory reserves	2,244,367	14,125,819	43,890,273
Accumulated other comprehensive loss	(63,748,993)	(401,229,786)	(300,504,420)
Retained earnings	104,071,142	655,013,363	2,738,731,300
Treasury stock	(337,235,151)	(2,122,524,316)	(2,176,792,033)
Total Giant Interactive Group, Inc.'s equity	396,518,539	2,495,648,036	6,392,860,424
Non controlling interests	4,096,830	25,785,038	14,782,829
Total shareholders' equity	400,615,369	2,521,433,074	6,407,643,253
Total liabilities and shareholders' equity	$ 564,233,779	3,551,230,982	7,108,143,253

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2010 Shanghai Giant Network Technology Co Ltd CNY
Allowance for Doubtful Accounts Receivable	$ 647,478	4,075,162	5,953,066
Payables and accrued expenses	27,266,224	171,610,885	144,436,022	11,591,700	72,956,998	47,739,568
Advances from distributors	13,080,549	82,327,669	75,506,955	13,080,549	82,327,668	75,506,955
Due to a related party	85,852	540,345		1,703,375	10,720,869	14,248,095
Deferred revenue	84,082,109	529,204,385	442,795,002	82,359,604	518,363,112	434,738,212
Tax payable	6,126,751	38,561,157	22,191,957	10,285	64,733	371,748
Unrecognized tax benefit	7,062,636	44,451,522	14,758,798	939,291	5,911,803	1,990,061
Deferred tax liabilities	23,549,728	148,219,632	624,770	262,159	1,650,000
Deferred tax liabilities	$ 2,364,561	14,882,313	186,496	$ 2,362,579	14,869,840
Ordinary shares, par value	$ 0.0000002
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, issued	273,110,626	273,110,626	263,110,626
Ordinary shares, outstanding	235,234,959	235,234,959	228,019,412

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenue:
Online games	$ 270,316,194	1,701,343,096	1,289,480,817	1,293,018,121
Licensing revenues	8,665,171	54,537,719	42,666,674	10,687,252
Other revenue, net	5,773,287	36,336,494	667,960	130,074
Total net revenue	284,754,652	1,792,217,309	1,332,815,451	1,303,835,447
Cost of services	(40,872,344)	(257,246,446)	(199,122,245)	(204,069,659)
Gross profit	243,882,308	1,534,970,863	1,133,693,206	1,099,765,788
Operating (expenses) income
Research and product development	(36,576,585)	(230,209,370)	(186,036,564)	(113,354,460)
Sales and marketing	(27,007,347)	(169,981,540)	(143,006,150)	(119,600,377)
General and administrative	(16,480,587)	(103,727,165)	(119,447,009)	(121,446,102)
Government financial incentives	7,586,075	47,746,000	57,386,000	88,460,000
Impairment of intangible assets			(46,557,669)
Total operating expenses	(72,478,444)	(456,172,075)	(437,661,392)	(265,940,939)
Income from operations	171,403,864	1,078,798,788	696,031,814	833,824,849
Interest income	22,495,963	141,587,341	136,097,898	102,200,467
Investment (loss) income	484,218	3,047,619		(5,970,899)
Other income, net	6,920,724	43,558,342	65,465,834	14,024,846
Income before income tax expenses	201,304,769	1,266,992,090	897,595,546	944,079,263
Income tax expenses	(55,987,261)	(352,378,221)	(89,322,402)	(85,060,010)
Share of loss of an equity investee	(1,305,709)	(8,218,001)	(648,106)
Net income	144,011,799	906,395,868	807,625,038	859,019,253
Net loss (income) attributable to non controlling interests	(4,199,144)	(26,428,994)	3,562,795	294,493
Net income attributable to the Company's shareholders	139,812,655	879,966,874	811,187,833	859,313,746
Other comprehensive loss, net of tax
Foreign currency translation	(13,461,893)	(84,727,808)	(73,194,240)	(12,768,786)
Reclassification adjustment				(1,813,513)
Unrealized holding losses	(2,541,756)	(15,997,558)	(14,540,051)	(30,951,002)
Total other comprehensive loss, net of tax	(16,003,649)	(100,725,366)	(87,734,291)	(45,533,301)
Comprehensive income	$ 123,809,006	779,241,508	723,453,542	813,780,445
Earnings per share:
Basic	$ 0.6	3.79	3.57	3.8
Diluted	$ 0.6	3.79	3.47	3.67
Weighted average ordinary shares:
Basic	232,004,879	232,004,879	227,308,854	226,278,227
Diluted	232,004,879	232,004,879	233,928,400	233,960,556

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 144,011,799	906,395,868	807,625,038	859,019,253
Adjustments for:
Deferred taxes	13,335,514	83,932,389	(31,980,857)	12,130,935
Share-based compensation expense	4,660,892	29,335,181	33,289,216	30,575,390
Depreciation of property and equipment	9,672,486	60,877,662	54,444,577	52,965,806
Amortization of intangible assets and other assets	3,115,358	19,607,751	31,657,738	15,703,041
Loss from disposal of property and equipment	323,276	2,034,664	4,213,443	204,061
Impairment of intangible assets			46,557,669
Provision for (recovery of) doubtful debts	(298,369)	(1,877,904)	(1,031,746)	162,318
Net realized gain on investment held-for-trading				(320,777)
Gain on deconsolidation of a subsidiary	(793,331)	(4,993,146)	(68,774,051)
Share of loss of an equity investee	1,305,709	8,218,001	648,106
Changes in assets and liabilities:
Increase in accounts receivable	(320,050)	(2,014,362)	(7,144,958)	(961,407)
(Increase) decrease in prepayments and other current assets	2,863,811	18,024,537	21,524,192	(77,397,505)
(Increase) decrease in due from related parties	(527,581)	(3,320,543)	3,592	(3,592)
(Increase) decrease in due from research-and-development entity partners	499,944	3,146,600	(10,783,600)
Decrease in inventories	18,579	116,934	290,102	728,747
Increase in other assets				(85,239,597)
Increase in payables and accrued expenses	2,404,512	15,133,759	22,543,374	29,302,376
Increase (decrease) in advance from distributors	1,083,702	6,820,714	(14,057,759)	2,945,310
Increase in due to a related party	124,379	782,830
Increase in unrecognized tax benefit	4,717,699	29,692,724	4,803,660	5,142,414
(Decrease) increase in income tax payable	2,600,804	16,369,200	16,807,255	(11,358,696)
(Decrease) increase in deferred revenue	13,729,068	86,409,383	121,503,917	(81,839,193)
Net cash provided by operating activities	202,528,201	1,274,692,242	1,032,138,908	751,758,884
Cash flows from investing activities:
Payment for short-term investments	(593,156,547)	(3,733,267,990)	(6,823,806,000)	(3,239,964,493)
Proceeds received from maturity of short-term investments	960,858,503	6,047,547,330	7,872,494,000	2,810,062,992
Deposit for purchase of an office building			(18,921,000)
Investment in equity investees	(50,374,172)	(317,050,000)	(3,000,000)
Increase in long-term investments	(1,429,956)	(9,000,000)	(20,495,239)
Payment for available-for-sale investments				(34,157,500)
Payment for held-to-maturity securities	(15,888,400)	(100,000,000)		(500,000,000)
Purchase of property and equipment	(38,858,558)	(244,571,881)	(20,880,588)	(20,969,714)
Capitalized product development costs and purchased software	(1,748,081)	(11,002,249)	(15,653,901)	(35,383,116)
Proceeds from deconsolidation of a subsidiary			28,625,000
Deconsolidation of subsidiaries	(732,281)	(4,608,901)	(25,000,000)
Proceeds from disposal of intangible assets	3,972,100	25,000,000
Proceeds from disposal of property and equipment	35,523	223,580
Acquisition of a subsidiary, net of cash acquired			(15,016,811)	(1,510,103)
Net cash (used in) provided by investing activities	262,678,131	1,653,269,889	958,345,461	(1,021,921,934)
Cash flows from financing activities:
Proceeds from exercise of share options	22,007,263	138,511,514	17,760,783	18,734,326
Dividends to shareholders	(764,258,214)	(4,810,164,772)	(279,122,994)	(277,652,205)
Dividends to non controlling interests	(1,946,329)	(12,250,000)
Repurchase of shares	(3,648,097)	(22,960,759)		(62,846,075)
Capital contribution from non controlling interests	148,874	937,000	10,737,017	5,145,000
Capital contribution to non controlling interests	(564,753)	(3,554,500)
Net cash used in financing activities	(748,261,256)	(4,709,481,517)	(250,625,194)	(316,618,954)
Effect of exchange rate changes on cash and cash equivalents	(7,165,018)	(45,095,908)	(60,078,122)	(12,335,583)
Net (decrease) increase in cash and cash equivalents	(290,219,942)	(1,826,615,294)	1,679,781,053	(599,117,587)
Cash and cash equivalents at the beginning of year	441,210,747	2,776,936,322	1,097,155,269	1,696,272,856
Cash and cash equivalents at the end of year	150,990,805	950,321,028	2,776,936,322	1,097,155,269
Supplemental disclosures:
Income tax paid	(17,390,574)	(109,454,531)	(116,066,099)	(99,688,366)
Withholding income tax paid associated with the repatriation of cash for a special dividend	(17,692,883)	(111,357,239)
Tax benefit realized from stock options	1,069,520	6,731,453	920,398	555,978
Interest received	24,413,801	153,658,020	150,531,887	72,139,558
Non-cash investing activities: Deconsolidation of subsidiaries
- Intangible assets			25,000,000
- Due from related parties	9,125	57,429	(25,000,000)
- Non-controlling interests	(342,957)	(2,158,537)	3,750,000
- Acquisition of property and equipment and intangible assets included in payables and accrued expenses	820,639	5,165,018	1,889,955	(3,161,223)
- Investment in Huayi Giant Information			(32,774,051)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Beijing Huayi Giant Information Technology Co. Ltd. CNY	Shanghai Juxi Network Technology Co Ltd CNY	Shanghai Juxian Network Technology Co Ltd CNY	Shanghai Juyan Network Technology Co Ltd CNY	Shanghai Jujia Network Technology Co Ltd CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Retained earnings USD ($)	Retained earnings CNY	Treasury stock USD ($)	Treasury stock CNY	Total Giant Interactive Group Inc.'s equity USD ($)	Total Giant Interactive Group Inc.'s equity CNY	Non-controlling interest USD ($)	Non-controlling interest CNY	Non-controlling interest Beijing Huayi Giant Information Technology Co. Ltd. CNY	Non-controlling interest Shanghai Juxi Network Technology Co Ltd CNY	Non-controlling interest Shanghai Juxian Network Technology Co Ltd CNY	Non-controlling interest Shanghai Juyan Network Technology Co Ltd CNY	Non-controlling interest Shanghai Jujia Network Technology Co Ltd CNY
Beginning Balance at Dec. 31, 2008		5,373,129,455							417		5,985,416,631		43,890,273		(167,236,828)		1,625,004,920		(2,113,945,958)		5,373,129,455
Beginning Balance (in shares) at Dec. 31, 2008									227,018,426
Net income for the year		859,019,253															859,313,746				859,313,746		(294,493)
Non-controlling interest
- Non controlling interests from acquisition of a subsidiary		2,758,100																					2,758,100
- Equity movement		5,145,000																					5,145,000
Comprehensive income:
- Foreign currency translation		(12,768,786)													(12,768,786)						(12,768,786)
- Reclassification adjustment		(1,813,513)													(1,813,513)						(1,813,513)
- Unrealized holding losses		(30,951,002)													(30,951,002)						(30,951,002)
Exercise of share options (in shares)									1,371,366
Exercise of share options		18,734,326									18,734,326										18,734,326
Share based compensation		32,038,720									32,038,720										32,038,720
Repurchase of shares (in shares)									(1,570,785)
Repurchase of shares		(62,846,075)																	(62,846,075)		(62,846,075)
Dividends to shareholders		(277,652,205)															(277,652,205)				(277,652,205)
Ending Balance at Dec. 31, 2009		5,904,793,273							417		6,036,189,677		43,890,273		(212,770,129)		2,206,666,461		(2,176,792,033)		5,897,184,666		7,608,607
Ending Balance (in shares) at Dec. 31, 2009									226,819,007
Net income for the year		807,625,038															811,187,833				811,187,833		(3,562,795)
Non-controlling interest
- Non controlling interests from acquisition of a subsidiary		3,750,000																					3,750,000
- Deconsolidation of subsidiaries			(3,750,000)																					(3,750,000)
- Equity movement			10,737,017																					10,737,017
Comprehensive income:
- Foreign currency translation		(73,194,240)													(73,194,240)						(73,194,240)
- Unrealized holding losses		(14,540,051)													(14,540,051)						(14,540,051)
Exercise of share options (in shares)									1,200,405
Exercise of share options		17,760,783									17,760,783										17,760,783
Share based compensation		33,584,427									33,584,427										33,584,427
Dividends to shareholders		(279,122,994)															(279,122,994)				(279,122,994)
Ending Balance at Dec. 31, 2010		6,407,643,253							417		6,087,534,887		43,890,273		(300,504,420)		2,738,731,300		(2,176,792,033)		6,392,860,424		14,782,829
Ending Balance (in shares) at Dec. 31, 2010		228,019,412							228,019,412
Issuances of shares		13							13												13
Net income for the year	144,011,799	906,395,868															879,966,874				879,966,874		26,428,994
Non-controlling interest
- Deconsolidation of subsidiaries				(1,091,241)	(1,067,296)																				(1,091,241)	(1,067,296)
- Consolidation						(1,855,246)																					(1,855,246)
- Equity movement		836,998																					836,998
- Dividend declared							(12,250,000)																					(12,250,000)
Comprehensive income:
- Foreign currency translation		(84,727,808)													(84,727,808)						(84,727,808)
- Unrealized holding losses		(15,997,558)													(15,997,558)						(15,997,558)
Exercise of share options (in shares)	7,993,119								8,148,519
Exercise of share options		128,935,695									99,668,141						(47,960,922)		77,228,476		128,935,695
Reversal of statutory reserves													(32,958,749)				32,958,749
Appropriation to statutory reserves													3,194,295				(3,194,295)
Capital discount from acquiring non-controlling interests of Juyan Network		(1,599,254)									(1,599,254)										(1,599,254)
Share based compensation		29,335,181									29,335,181										29,335,181
Repurchase of shares (in shares)									(932,972)
Repurchase of shares		(22,960,759)																	(22,960,759)		(22,960,759)
Dividends to shareholders		(4,810,164,772)									(1,864,676,429)						(2,945,488,343)				(4,810,164,772)
Ending Balance at Dec. 31, 2011	$ 400,615,369	2,521,433,074						$ 68	430	$ 691,187,106	4,350,262,526	$ 2,244,367	14,125,819	$ (63,748,993)	(401,229,786)	$ 104,071,142	655,013,363	$ (337,235,151)	(2,122,524,316)	$ 396,518,539	2,495,648,036	$ 4,096,830	25,785,038
Ending Balance (in shares) at Dec. 31, 2011	235,234,959							235,234,959

ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS
1.	ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Giant Interactive Group, Inc. (the “Company” or “Giant Interactive”), its subsidiaries, Shanghai Giant Network Technology Co., Ltd. (“Giant Network” or the “VIE”) and its subsidiaries, collectively referred to as the “Group”.

Giant Interactive was incorporated in the Cayman Islands on July 26, 2006 and became the holding company of the Group.

The Group is engaged in the development and operation of online games in the People’s Republic of China (the “PRC”). The Group primarily develops and operates online games through its subsidiary, Zhengtu Information, and its VIE subsidiary, Giant Network.

Details of the Company’s subsidiaries are as follows:

Entities	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Subsidiaries:
Eddia International Group Limited (“Eddia International”)	July 26, 2006	British Virgin Islands (“BVI”)	100.00%	Investment holding
Shanghai Zhengtu Information Technology Co., Ltd. (“Zhengtu Information”)	September 6, 2006	PRC	100.00%	Online game development and maintenance
Giant Interactive (HK) Limited (“Giant HK”)	December 22, 2008	Hong Kong	100.00%	Investment holding
Zhuhai Zhengtu Information Technology Co., Ltd. (“Zhuhai Zhengtu”)	February 19, 2009	PRC	100.00%	Online game research and development
Hangzhou Snow Wolf Software Co., Ltd. (“Snow Wolf Software”)	Acquired on May 18, 2009	PRC	51.07%	Online game research and development
Shanghai Zhengduo Information Technology Co., Ltd. (“Zhengduo Information”)	July 8, 2009	PRC	100.00%	Online game development and maintenance
Shanghai Jujia Network Technology Co., Ltd. (“Jujia Network”)	October 20, 2009	PRC	51.00%	Online game research and development
Shanghai Juhuo Network Technology Co., Ltd. (“Juhuo Network”)	November 4, 2009	PRC	51.00%	Online game development and maintenance
Shanghai Juhe Network Technology Co., Ltd. (“Juhe Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Shanghai Juyan Network Technology Co., Ltd. (“Juyan Network”)	January 4, 2010	PRC	100.00%	Online game research and development
Chengdu Jufan Network Technology Co., Ltd. (“Jufan Network”)	March 29, 2010	PRC	51.00%	Online game research and development
Shanghai Zhengju Information Technology Co., Ltd. (“Zhengju Information”)	April 28, 2010	PRC	100.00%	Online game research and development
Shanghai Juquan Network Technology Co., Ltd. (“Juquan Network”)	May 19, 2010	PRC	51.00%	Online game research and development

Subsidiary	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Variable Interest Entity (the “VIE”)
Shanghai Giant Network Technology Co., Ltd. (“Giant Network”)	November 14, 2004	PRC	—	Internet content provider

Held directly by Giant Network:
Wuxi Giant Network Technology Co., Ltd. (“Wuxi Network”)	December 28, 2009	PRC	—	Online game research and development
Wuxi Tiema Network Technology Co., Ltd. (“Tiema Network”)	June 3, 2010	PRC	—	Online game research and development
Shanghai Juxin Network Technology Co., Ltd. (“Juxin Network”)	October 9, 2010	PRC	—	Online game research and development
Beijing Giant Glorious Mission Network Technology Co., Ltd. (“Beijing Giant”)	October 13, 2010	PRC	—	Online game research and development
Beijing Julun Network Information Technology Co., Ltd. (“Julun Network”)	Acquired on November 19, 2010	PRC	—	Online game research and development
Shanghai Haoji Network Technology Co., Ltd. (“Haoji Network”)	Acquired on November 24, 2010	PRC	—	Online game research and development
Wuxi Tiequan Network Technology Co., Ltd. (“Tiequan Network”)	May 23, 2011	PRC	—	Online game research and development

In September 2006, in contemplation of an initial public offering, the Group completed a reorganization (the “Reorganization”) which was necessary to comply with PRC law and regulations that restrict foreign ownership of a company that provides Internet content services, which includes operating online games.

As part of the Reorganization, Mr. Yuzhu Shi, his immediate family and the other eighteen individual shareholders of Giant Network through their respective BVI holding companies, established the Company and Eddia International. Mr. Yuzhu Shi and his immediate family, through their BVI holding companies, Union Sky Holding Co., Ltd. and Vogel Holding Group Limited, are the controlling shareholders of the Company since incorporation. Subsequently, on September 6, 2006, Eddia International established Zhengtu Information, a wholly-owned foreign enterprise, which entered into a series of agreements with Giant Network. Pursuant to these agreements, Giant Network transferred most of its employees and operating assets, including the rights to operate its online game, ZT Online, to Zhengtu Information, except for certain assets that an online game operator must own to be an Internet license holder. In return, Zhengtu Information exclusively provides certain technical and consulting services and software licenses to Giant Network in exchange for fees, which can be adjusted at the Company’s discretion, through its direct ownership interest in Zhengtu Information as well as provide financial support to Giant Network, as necessary. As a result of these agreements, the Company is considered the primary beneficiary of Giant Network through Zhengtu Information (see Note 2) and accordingly, Giant Network’s results of operation and financial condition are consolidated in the financial statements of the Group.

In January 2011, Zhengduo Information purchased 49% equity interest in Juyan Network that it previously owned 51% equity interest in, at a consideration of approximately RMB3,500,000 (US$556,000). As a result, the Company through Zhengduo Information owns 100% equity interest in Juyan Network.

On May, 2011, Wuxi Network and 7 individuals invested approximately RMB 300,000 (US$48,000) to establish Tiequan Network. The Company, through its VIE, Giant Network, owns 25.8% equity interest of Tiequan Network. (Giant Network owns 50.6% equity interest in Wuxi Network and Wuxi Network owns 51% equity interest of Wuxi Tiequan).

On August 15, 2011, Zhengduo Information, wholly owned by Giant HK, injected paid-in capital of approximately RMB 29,000,000 (US$4,608,000) to Zhengju Information, which was a wholly owned enterprise by Giant Network as of December 31, 2010. On September 14, 2011, Giant Network retrieved all of its investment of approximately RMB 1,000,000 (US$159,000), which resulted in Zhengju Information being a wholly owned subsidiary by Zhengduo Information.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1)	Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of its assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, revenue recognition, acquired intangible assets and related goodwill, estimating the useful lives of long-lived assets and intangible assets, assessing the initial valuation of assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets, intangible assets and related goodwill, share-based compensation expenses, deferred tax assets and related valuation allowance, income tax uncertainties, provision for doubtful debts, impairment and valuation of all investment types. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates. Certain amounts previously reported have been reclassified to conform to the current year presentation.

2)	Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and its subsidiaries for which a subsidiary of the Company, Zhengtu Information, is the primary beneficiary. All transactions and balances between the Company, its subsidiaries, the VIE and its subsidiaries have been eliminated upon consolidation. Results of acquired subsidiaries are consolidated.

The Group has adopted Financial Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”), Consolidation: Overall. ASC 810-10 requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

PRC laws and regulations restrict foreign ownership to operate online games. In order to comply with these foreign ownership restrictions, the Company operates its online games in China through Giant Network, a variable interest entity, which is 75% owned by Mr. Yuzhu Shi, who is also a principal shareholder of the Company. Zhengtu Information has the unilateral right to control Giant Network, including its financial interests, through the following contractual arrangements which have been entered into amongst Zhengtu Information, Giant Network and its equity holders:

Online Games Software Sales and Licensing Agreements

Pursuant to the Online Games Software Sales and Licensing Agreements between Zhengtu Information, Jujia Network, Juhuo Network, Snow Wolf Software and Giant Network, Zhengtu Information, Jujia Network, Juhuo Network and Snow Wolf Software license their online game software to Giant Network in return for an upfront fee and royalty fees charged at fixed rates ranging from 24% to 65% of the game revenues derived from four game series, on a monthly basis. In addition, such royalty fee rates are adjustable at the sole discretion of Zhengtu Information, Jujia Network, Juhuo Network and Snow Wolf Software respectively. These agreements have indefinite terms and can only be terminated if both parties mutually agree in writing.

Exclusive Technical Consulting and Service Agreement

Pursuant to the Exclusive Technical Consulting and Service Agreement between Zhengtu Information and Giant Network, Zhengtu Information is to provide exclusive technical and consulting services in return for fees computed based on the total operating expenses incurred by Zhengtu Information and Giant Network plus a reasonable markup, which is also adjustable at the sole discretion of Zhengtu Information. This agreement is valid for ten years and is renewable at the sole discretion by Zhengtu Information. If Giant Network terminates such agreement subject to a six-month prior written consent from Zhengtu Information; however, Zhengtu Information is entitled to terminate all relevant agreements under the VIE arrangement and to demand Giant Network to pay a fixed-amount penalty equivalent to RMB20,000,000 in addition to the actual losses.

During the years ended December 31, 2009, 2010 and 2011, total fees charged under the agreements above totaled approximately RMB989,000,000, RMB1,135,000,000 and RMB1,474,000,000 (US$234,000,000), respectively, which represented substantially all of Giant Network’s operating profits for the years presented.

Power of Attorney

Pursuant to the Purchase Option and Cooperation Agreement, each of the equity holders of Giant Network has signed an irrevocable Power of Attorney to grant Zhengtu Information’s designee, Mr. Yuzhu Shi, the power to exercise all the voting rights of such shareholder in shareholders’ meeting, including but not limited to deciding to sale or transfer of all or part of such shareholder’s equity interests in, and appointing and selecting directors, general managers and other senior management of Giant Network. This agreement remains effective as long as the Purchase Option and Cooperation Agreement are effective.

Purchase Option and Cooperation Agreement

Pursuant to the Purchase Option and Cooperation Agreement and its supplementary agreements amongst Zhengtu Information and the equity holders of Giant Network, the equity holders of Giant Network granted Zhengtu Information or its designated party, an exclusive irrevocable option to purchase all or part of their equity interests, when and to the extent permitted under the PRC law, at an amount equal to RMB10,000,000 or the lowest price permitted by the PRC law. Giant Network cannot declare any profit distributions or grant loans in any forms without the prior written consent of Zhengtu Information. All funds received by the equity holders of Giant Network or their designees (including but not limited to dividends and loans) must be remitted in full to Zhengtu Information and Giant Network, respectively. If Giant Network or its equity holders commit a material breach of the Purchase Option and Cooperation Agreement or its supplementary agreements and fail to cure or remedy such breach, Zhengtu Information reserves the right to either terminate the agreement and demand the breaching party for compensation for all damages and losses, or to enforce the further performance of the agreement in addition to the claim for all damages and losses against the breaching party.

Share Pledge Agreement

Pursuant to the Share Pledge Agreement between Zhengtu Information and the equity holders of Giant Network, the equity holders of Giant Network have contemporaneously pledged all their equity interests in Giant Network to secure the payment obligations of Giant Network under the VIE agreements. This agreement is valid as long as the other VIE agreements are effective.

Letter of Financial Support

Pursuant to Letter of Financial Support, Zhengtu Information agreed to provide unlimited financial support to Giant Network during its operations and agreed to forego the right to seek repayment in the event that Giant Network is unable to repay such funding.

As of December 31, 2011, the share capital and accumulated losses of Giant Network was RMB10,000,000 (US$1,588,840) and RMB73,485,950 (US$11,675,742), respectively, as compared to RMB10,000,000 and RMB127,393,934, respectively, as of December 31, 2010.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and Giant Network through the irrevocable proxy agreement, whereby the equity holders of Giant Network has effectively assigned all of their voting rights underlying their equity interest in Giant Network to Zhengtu Information. In addition, through the other aforementioned agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of Giant Network through Zhengtu Information. Thus the Company is also considered the primary beneficiary of Giant Network through Zhengtu Information. Accordingly, Giant Network and its subsidiaries’ results are consolidated in the Company’s financial statements under Financial Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”), Consolidation: Overall.

In the opinion of management and the Company’s PRC counsel, (i) the ownership structure of the Company and Giant Network, through Zhengtu Information, are in compliance with existing PRC laws and regulations,(ii) the contractual arrangements with Giant Network and its shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

Even though the equity holders of Giant Network also hold equity interests in the Company, they may fail or cause Giant Network to fail to perform the obligations under the VIE agreements. The Company may have to incur substantial costs and expend efforts to enforce the Company’s rights under these agreements, where it has to rely on legal remedies under the PRC law.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with Giant Network, through Zhengtu Information, are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the new PRC laws and regulations. In the opinion of management and the Company’s PRC counsel, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with Giant Network is remote based on current facts and circumstances.

As of December 31, 2011 and 2010, the aggregate carrying amounts of the Company’s total assets and total liabilities of Giant Network and its subsidiaries were RMB706,478,031 (US$112,248,055) and RMB587,825,321 and RMB706,865,023 (US$ 112,309,542) and RMB574,594,639, respectively. There are no pledges or collateralization of Giant Network and its subsidiaries’ assets that can only be used to settle Giant Network and its subsidiaries’ obligations during the periods presented. For the periods presented, creditors of Giant Network and its subsidiaries do not have recourse to the general credit of the Company, who is also considered the primary beneficiary of Giant Network through Zhengtu Information, and as such, have been parenthetically presented on the face of the Company’s Consolidated Balance Sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to Giant Network during the periods presented.

The following table represents the overall contribution by our Giant Network, the VIE, and its subsidiaries as well as the Company and other entities within the Group to the Group’s total net income and total comprehensive income:

	For year ended December 31,
	2010	2011
	RMB	RMB
Net income (loss) attributable to the Company’s shareholders
Giant Network and its subsidiaries	1,091,837,769	1,515,790,079
The Company and other entities within the Group	(280,649,936)	(635,823,205)

	811,187,833	879,966,874
Other comprehensive loss
Giant Network and its subsidiaries	—	—
The Company and other entities within the Group	(87,734,291)	(100,725,366)

	(87,734,291)	(100,725,366)

Comprehensive income	723,453,542	779,241,508

In addition, Giant Network and its subsidiaries accounted for approximately RMB1,342,000,000 (US$213,222,000) net increase in cash and cash equivalents in 2011. Furthermore, as of December 31, 2011, Giant Network and its subsidiaries held cash and cash equivalents of approximately RMB93,600,000 (US$14,872,000), investments in equity investees of approximately RMB33,300,000 (US$5,291,000), other assets of approximately RMB579,600,000 (US$92,089,000) and other liabilities of approximately RMB706,900,000 (US$112,315,000), respectively.

3)	Foreign currency translation and transactions

The Company’s, its BVI and Hong Kong subsidiary’s functional currency is the United States dollars (“US$”). The functional currency of the Company’s PRC subsidiaries is the Chinese Renminbi (“RMB”), based on the criteria of ASC subtopic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. The resulting realized and unrealized exchange gains and losses are included in the consolidated statements of operations and comprehensive income.

4)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2939 on December 31, 2011 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

5)	Long-term Investment and Investments in equity investees

Long-term investment represents cost method investments. In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. The impairment charge was nil for the years ended December 31, 2009, 2010 and 2011.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall.

Where consolidation is not appropriate, the Company applies the equity method of accounting that is consistent with ASC 323 “Investments — Equity Method and Joint Ventures” to entities in which the Company holds either more than 20 percent or greater interest or less than a 20 percent interest but has the ability to exercise significant influence over operating and financial policies; and in the cases of investments in limited partnerships in which the Company holds a three percent or greater interest. For investments other than those described above, the Company applies the cost method of accounting that is consistent with ASC 325 “Investments — Other”.

Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net income or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluated the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

6)	Cash, cash equivalents and short-term investments

Cash and cash equivalents represent cash on hand, demand deposits and money market fund placed with banks or other financial institutions. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents. All highly liquid investments with stated maturities of greater than 90 days but less than 365 days, are mainly fixed rate time foreign deposits that are classified as short-term investments which are stated at their approximate fair value.

The Company accounts for its investments in accordance to ASC subtopic 320-10 (“ASC 320-10”), Investments-Debt and Equity Securities: Overall. ASC 320-10 classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by the accounting standard for financial instruments. The Company has no securities that were bought and held principally for the purpose of selling them in the near term to which would be classified as trading securities.

The securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary using estimated fair values of the pledged collaterals or financial guarantees. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs.

When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment loss equal to the entire excess of the debt security’s amortized cost basis over its fair value is recognized at the balance sheet date.

Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected as a component of interest income.

7)	Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years
Property	42 years

Fixed assets have an estimated residual equal to 5% of the original cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of a fixed asset are capitalized as an addition to the related asset. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any gain or loss reflected in the consolidated statements of operations and comprehensive income.

8)	Intangible assets

The Group recognizes costs to develop its online game products in accordance with ASC subtopic 985 Software. Online game product development costs consist primarily of payroll, depreciation and other overhead expenses incurred by the Group to develop, maintain, monitor and manage the Group’s online gaming products. Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the online games have a proven ability to operate in an online game environment. Since the inception of the Group, the amount of online game development costs qualifying for capitalization as intangible assets was approximately RMB34,002,000 (US$5,402,000) and is being amortized over the estimated life of the corresponding online games.

Purchased software is stated at cost less accumulated amortization. Amortization is computed using the straight-line method over three years.

The intangible asset arising from the acquisition of a Snow Wolf Software consists of one online software game and was recorded at its fair value with a useful life of 4 years and will be amortized on a straight line basis over the useful life. The intangible assets arising from the Julun Network acquisition also consist of one online software game and were recorded at its fair value with an estimated useful life of 4 years, and will be amortized on a straight line basis over the useful life.

The Group recognizes website and internally used software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software. As such, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over their estimated expected life. Since the inception of the Group, the amount of property and equipment costs qualifying for capitalization has been insignificant and as a result those costs have been expensed as incurred.

9)	Impairment of long-lived assets and intangible assets

Long-lived assets, including intangible assets, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of the long lived assets by comparing the carrying amount to the estimated future undiscounted cash flow associated with the related assets. If the future net undiscounted cash flows are less than the carrying amount of the assets, the assets are considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the assets to their then estimated fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.

There were no indicators of impairment noted during the year ended December 31, 2011. The Group recorded an impairment loss associated with an online game and its related intellectual property rights amounting to RMB46,557,669 (Note 7) during the year ended December 31, 2010. The impairment loss recorded in year ended December 31, 2009 was nil.

10)	Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Group’s goodwill and acquisition related intangible assets outstanding at December 31, 2011 were related to the Group’s acquisition of two subsidiaries. In accordance with the provisions of ASC subtopic 350 (“ASC 350”), Goodwill and Other Intangible Assets, goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.

In accordance to ASC 350, the Company has assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined that it has one reporting unit, which is also its only reportable segment.

During the fourth quarter of 2011, the Company early adopted the principles as prescribed in Accounting Standards Update 2011-08 (ASU 2011-08), “Testing Goodwill for Impairment” issued by the FASB in order to complete its goodwill impairment test. In accordance with ASU 2011-08, the Company based its goodwill impairment testing on a qualitative assessment for its reporting units that carried a goodwill balance. The qualitative assessment included an in-depth analysis of many factors, including general economic conditions, industry and market conditions, a broad scope of financial factors, and the Company’s price of its ADS, as well as other drivers of a fair value analysis. As a result of the Company’s qualitative assessment, it was concluded that it was more-likely-than-not that the fair value of its reporting units was greater than its carrying value.

Prior to the adoption of ASU 2011-08, the performance of the annual impairment test involved a two-step process as required by ASC 350. The first step of the impairment test involved comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value was primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeded its estimated fair value, the Group would then be required to perform the second step of the goodwill impairment test to determine the amount of impairment loss, if any.

The second step requires that the fair value of the reporting unit be allocated to its underlying assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized as impairment loss.

No impairment losses were recognized for each of three years ended December 31, 2009, 2010 and 2011.

11)	Available-for-sale investment

The Company has designated its investment in convertible redeemable preferred shares (“Preferred Share”) of Five One Network Development Co., Ltd. (“51.com”) and Mobile Embedded Technology Inc. (“MET”) as available-for-sale in accordance with ASC320-10. Such available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to its estimated fair value. The new cost basis will not be adjusted for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in comprehensive income (loss) through a credit or charge to shareholders’ equity except for an other-than-temporary impairment, which would be charged to current period earnings.

Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings.

12)	Held-to-maturity securities

The Company has designated its investment in Resources SZITIC Trust Co., Ltd. (“CR Trust”) for a period of five years as held-to-maturity in accordance with ASC320-10 as the Company has the intent and ability to hold the securities until maturity. Held-to-maturity investment securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Interest income from the held-to-maturity investment securities is recognized when earned. Premiums and discounts, if any, are amortized or accreted over the life of the related security as an adjustment to interest income using the effective-interest method.

13)	Fair value of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, accounts receivable, certain other current assets, amounts due from related parties and research-and-development (“R&D”) entity partners, short-term investments, investments in available-for-sale securities, held-to-maturity investment, and payables and accrued expenses. Except for the Company’s investment in preferred shares, as of December 31, 2010 and 2011, the carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments. The carrying amount of our held-to-maturity investment is measured at amortized cost. The carrying amount of the Group’s available-for-sale investments were initially stated at fair value and subsequently re-measured and recorded at fair value at every year.

14)	Other assets

Other assets represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are approximately 50 years.

15)	Revenue recognition

Online game revenue

The Group currently provides online game services in the PRC and recognizes revenue in accordance to the criteria of ASC subtopic 605 (“ASC 605”), Revenue Recognition when persuasive evidence of an arrangement exists, the service has been rendered, the sales price is fixed or determinable, and collectability is reasonably assured.

The Group operates Massively Multiplayer Online Role-Playing Games (“MMORPG”) under a free-to-play model. Under this model, players can access the games free of charge but may purchase game points for in-game premium features.

The Group sells prepaid cards, in physical or virtual forms, for its in-game premium features to distributors who in turn sell the prepaid cards to end customers. The prepaid game cards provide customers with a pre-specified number of game points for consumption. All prepaid cards sold to distributors require upfront advance cash payments. The Group also sells game points through online sales directly to end customers using their credit or debit cards, which is generally settled by the banks within one to two days. Proceeds from the sale of prepaid game cards from distributors and online sale of game points are initially recognized as an advance from distributors. These prepaid fees are reclassified to deferred revenue upon the end users’ online registration and conversion of the game points into the respective user accounts.

The Group’s end users are required to “activate” the prepaid game cards by using access codes and passwords to transfer the value of those cards to game points in their personal user accounts. The Group does not recognize revenue for game cards which are sold but not yet converted into game points and used by customers to purchase premium features as the Group is required to provide future services, in the form of in-game premium features, related to those cards or points. Deferred revenue is recognized as revenue over the estimated life span of the premium features purchased or as the premium features purchased with the game points are consumed. In-game premium features include virtual services and consumable virtual items and permanent virtual items. In terms of virtual services and consumable virtual items, revenue is recognized either ratably or upon consumption depending on whether services and items be recognized as time-based or usage-based. In terms of permanent virtual items, revenue is recognized over the estimated life span which is determined on the basis of historical player usage patterns and playing behaviors. When the estimated life span of certain permanent virtual items is unable to be reliably determined on the basis of historical paying player patters or behaviors, the related revenues would be recognized over the estimated game life span. Future usage patterns may differ from the historical usage patterns on which the Company’s revenue recognition policy is based. The Company is committed to continually monitoring its actual operational statistics and usage patterns of its online games and to comparing these actual statistics with its original estimates and to refining these estimates and assumptions when they are materially differed from the actual statistics.

Prepaid cards sold by the Group have an expiration period of two years, if not returned or activated, after which the Group could suspend the cards and will recognize the related advance from distributors and/or deferred revenue. The Group has implemented a return policy for distributors to return cards that are unsold six months after purchased from the Group. As of December 31, 2011, the Group has not received any returns. In addition, no refunds are allowed once game points have been transferred to the end users’ personal user accounts.

The Group sells prepaid game cards at a discount to its distributors. The Group accounts for such discounts in accordance with ASC subtopic 605-15 (“ASC 605-15”), Revenue: Product. Such discounts are initially accounted for as a reduction of deferred revenue. As a result, deferred revenue includes the value of activated discounted and undiscounted prepaid cards and game points, which are subsequently recognized as revenue on a weighted average basis when the Group provides future services in the form of premium features.

The Group also operates MMORPG under a pay-to-play model. Under this model, the Group receives subscription fees from distributors for the sale of time units, which allow end users to access its online game products. The distribution of time units to the end users typically is made by sales of prepaid game cards, in physical or virtual form. The prepaid game cards entitle the end users to access the Group’s online game products for a specified period of time in accordance with the Group’s published expiration policy. All subscription fees are deferred when received and revenue is recognized based upon the actual usage of time units by the end users, or at the point when the end users are no longer entitled to access the online game products in accordance with the Group’s published expiration policy.

Licensing revenue

The Group also receives royalty income from a third party incorporated in Taiwan, which was a related party prior to June 2009, in exchange for licensing ZT Online and providing related technical support. The license allows the operation of the games in Hong Kong, Taiwan, Macau, Singapore and Malaysia. The royalty fees are determined based on an agreed percentage of game points consumed by the players with accounts registered with the third party, net of applicable withholding tax, which becomes fixed or determinable at the time actual usage occurs. The related royalty income is recognized on a monthly basis, as the third party confirms its sales activity for the period. As a result of the foreign currency restrictions over the remittance of funds from Taiwan to the PRC to repay outstanding payables to the Group, beginning on October 1, 2008, such royalty income is recorded at the estimated fair value of the personnel services paid by the third party paid on behalf of the Group in accordance with the provisions of ASC subtopic 845-10 (“ASC 845-10), Nonmonetary Transactions: Overall.

The Group also licenses ZT Online to overseas third parties in Vietnam and Russia from 2009 and 2010, respectively. In 2011, the Group also licensed Golden land to overseas third parties in the United States and South Korea. The royalty income is determined based on an agreed upon percentage of game points consumed by the players with accounts registered with the game vendors, net of applicable withholding tax, which becomes fixed or determinable at the time actual usage occurs. The related royalty income is recognized on a monthly basis, as the game vendors confirm their sales activities for the period.

In 2009, the Company and Shenzhen Tencent Computer Systems Company Limited (“Tencent Computer” or “Tencent”) entered into a three year contract, ZT Online Green Edition — Online Software Cooperation Agreement (“Cooperation Agreement”) to attract more players to play ZT Online Green Edition from the Tencent QQ Game platform user base. Under the Cooperation Agreement, the Company receives royalty income in exchange for licensing ZT Online Green Edition, and service fees for providing servers, broadband resources and technical consulting services (collectively known as “IT services”). The Group accounts for the royalty income and service fees in accordance with ASC 985-605-25-3 Software Not Requiring Significant Production, Modification, or Customization. The royalty income and service fees are both determined based on an agreed upon percentage of game point revenue earned from players with accounts registered with Tencent. The royalty income is recognized as net revenue, upon receipt of a confirmation of sales activity from Tencent and all contingencies associated with royalty payments have been resolved and no remaining performance obligations exist. The service fees are contingent upon the future delivery of the IT services and game point revenue is earned from players with accounts registered with Tencent. Service fees are recognized on a straight-line basis commencing from the point in time at which the contingency has been resolved, over the remaining period of the Cooperation Agreement.

The Group’s VIE subsidiary is subject to a 5% business tax and related surcharges on the revenues earned from the sale of game points by Giant Network and are deducted from online game revenues. The Group’s PRC subsidiary, Zhengtu Information, is also subject to a 5% business tax and related surcharges on its royalty income earned and are deducted from overseas licensing income. Such business tax and related surcharges for the years ended 2009, 2010 and 2011 are RMB72,701,726, RMB 85,019,261 and RMB111,185,658 (US$17,665,622), respectively.

The Group does not defer any costs associated with the sale of its prepaid cards or game points.

16)	Cost of services

Cost of services consists primarily of payroll, depreciation and amortization, maintenance and rental of computer equipment, production costs for prepaid game cards, and other overhead expenses directly attributable to the provision of the Company’s online game services.

Cost of services also includes a 5% business tax, 3% (net) VAT and related surcharges on technical and consulting fees and royalty fees charged by the Group’s PRC subsidiaries, Zhengtu Information, Jujia Network, Juhuo Network and Snow Wolf Software to the Group’s VIE subsidiary, Giant Network. Such business tax, VAT and related surcharges for the years ended December 31, 2009, 2010 and 2011 are RMB39,066,834, RMB37,192,656 and RMB72,804,988 (US$11,567,548), respectively.

17)	Advertising expenses

Advertising costs are expensed when incurred as sales and marketing expenses and amounted to approximately RMB31,426,000, RMB65,297,000 and RMB105,308,000 (US$16,732,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

18)	Research and product development expenses

Costs incurred for the development of online game products prior to the establishment of technological feasibility and costs incurred for maintenance after the online game products are available for marketing are expensed when incurred and are included in research and product development expenses.

19)	Comprehensive Income

Comprehensive income is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income is reported in the consolidated statements of operations and comprehensive income and consolidated statements of changes in shareholders’ equity. Accumulated other comprehensive loss of the Company consists of the foreign currency translation adjustments and unrealized holding gains and losses of available-for-sale investments (net of any reclassification adjustments) and their corresponding deferred tax impact, if any.

20)	Share-based compensation

The Group’s employees participate in the Company’s 2006 and 2007 stock incentive plan including share options and restricted shares, which is more fully described in Note 19. In 2010, the Group granted restricted shares to employees. The Group accounts for its share-based payments pursuant to ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. According to ASC 718-10, all grants of share options to employees are recognized in the consolidated financial statements based on their grant date fair values. The Company’s share options and restricted shares are subject to graded vesting provisions. Fair value of share options is determined with the assistance of an independent third party valuation firm, using a binomial option pricing model derived by management. Fair value of restricted shares is determined by the fair market value at the grant day. The Group has elected to recognize compensation expense using the accelerated method for all share options and restricted shares with service conditions that have a graded vesting schedule.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent year if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any.

The Group records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity based Payment to Non-employees. For the awards granted to non-employees, the Group records compensation expense equal to the fair value of the share options at the service performance date. The fair value of the unvested share options is recalculated at each reporting date as the service agreements signed with the non-employees do not include significant disincentive for non-performance. There were no share options issued to non-employees during the years ended December 31, 2009, 2010, and 2011, respectively.

A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs and for unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

21)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group has no capital leases for any of the years stated herein.

22)	Income taxes

The Group follows the liability method in accounting for income taxes in accordance to ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the year that includes the enactment date.

23)	Accounting for uncertain income tax positions

The Group adopted ASC 740-10 (“ASC 740-10”), Income Taxes: Overall on January 1, 2007 which clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group did not incur a cumulative adjustment upon the adoption of ASC 740-10. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations and comprehensive income. As of and for the year ended December 31, 2011, the Company recorded an unrecognized tax benefit of RMB44,451,522 (US$7,062,636), which is mainly related to excess share-based compensation deductions.

24)	Earnings per share

Earnings per share are calculated in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall. Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share are computed using the weighted average number of shares and dilutive equivalent shares outstanding during the period. Dilutive equivalent shares consist of ordinary shares issuable upon the exercise of stock options granted, with an exercise price less than the average fair market value for such period, using the treasury stock method. Dilutive equivalent shares are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

25)	Financial incentives

Government financial incentives are recognized as income upon receipt (see Note 16) as there are no conditions or continuing performance obligations of the Company attached to any of the governmental financial incentives received.

26)	Share Repurchase Program

Pursuant to a Board of Directors’ resolution on December 24, 2007, the Company’s management is authorized to repurchase up to US$200 million of the Company’s ADSs (“Share Repurchase Plan 1”). This plan terminated in accordance with its terms on February 13, 2008 with a total of 17,484,100 ADSs repurchased on the open market, for a total consideration of US$200 million. During 2007 and 2008, the Company repurchased 1,429,100 ADSs and 16,055,000 ADSs, respectively, under this plan for a consideration of US$17.3 million and US$182.7 million, respectively.

On August 11, 2008, the Board of Directors unanimously authorized management to repurchase another up to US$150 million of the Company’s ADSs (“Share Repurchase Plan 2”). The Board of Directors also agreed to review the Company’s share repurchase program periodically, and to adjust the amount authorized for repurchase as necessary. During 2008 and 2009, the Company has repurchased 14,947,200 ADSs and 1,570,785 ADSs, respectively, under this plan for a consideration of US$97.8 million and US$9.2 million, respectively.

In August 2009, the Board of Directors terminated the Share Repurchase Plan 2 and approved a new share repurchase plan (“Share Repurchase Plan 3”), authorizing the Company to repurchase up to US$150 million of its ADSs. Under this share repurchase plan, the Company may repurchase its shares within one year, unless further extended or shortened by the Board of Directors, as prescribed under the board resolution and as defined by SEC regulations. No ADSs were repurchased under this plan.

In September 2011, the Board of Directors approved a new share repurchase plan (“Share Repurchase Plan 4”), authorizing the Company to repurchase up to US$50 million of its ADSs, under the same terms and provision as that of the Share Repurchase Plan 3 except for the effective period which is from September 2011 to September 2012. Under this share repurchase plan, the Company may repurchase its shares within one year. As of December 31, 2011, the Company has repurchased 932,972 ADSs under this plan for total consideration of US$3.6 million.

The Company accounted for those shares repurchase as Treasury Stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock (Pre-codification: Accounting Principles Board Opinion No. 6), and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to retire the treasury stock or use the treasury stock to settle the exercise of share options (Note 22), the difference between the original issuance price and the repurchase price is charged to retained earnings.

27)	Segment reporting

The Group follows ASC subtopic 280 (“ASC 280”), Segment Reporting. The Group’s chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment through the provision of online gaming services. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, no geographical segments are presented.

28)	Concentration of risk

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, amounts due from related parties and R&D entity partners. As of December 31, 2010 and 2011, substantially all of the Group’s cash and cash equivalents and short-term fixed rate time deposits were held by Chinese major financial institutions located in the PRC and Hong Kong. Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that has come into effect on June 1, 2007, which contains a separate article expressly stating that the State Council promulgates implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law when necessary. Under the new Bankruptcy Law, a Chinese bank can go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. Since the global financial crisis began during the third quarter of 2008, the risk of bankruptcy of those banks in which the Group has deposits or investments has increased significantly. In the event of bankruptcy of one of these financial institutions, it may be unlikely to claim its deposits or investments back in full. The Group continues to monitor the financial strength of these financial institutions.

Amounts due from related parties and R&D entity partners are typically unsecured, interest free and without any fixed term of repayment. Any negative events or deterioration in financial well-being with respect to Group’s related parties and R&D entity partners may cause material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

The Company’s available-for-sale investments, 51.com and MET are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in shareholders’ equity (Note 12). The held-to-maturity investment in Resources SZITIE Trust Co., Ltd. (“CR Trust”) is secured and bears a fixed yield of 3% and a variable yield ranging from 14% and 19.5% per year with a maturity term of five years and an option for the holders to redeem after the end of three years from the date of establishment. The short-term held-to-maturity investment in China Railway Trust (“China Railway”) is secured, bears fixed yields of 9.1% per annum and has fixed maturity date. The principal amounts of China Railway is wholly guaranteed by the land use right and construction in progress of the project. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

Business and economic risk

The Group participates in a highly technical industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures from other online gaming companies; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or distributor relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

More than 90% of the Group’s revenues for the year ended December 31, 2009, 2010 and 2011 were primarily derived from a single online game. No individual customer (both distributor and end user) accounted for more than 10% of net revenues for the year ended December 31, 2009, 2010 and 2011.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions (Note 2.2). There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Currency convertibility risk

Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into U.S. dollar or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to U.S. dollar, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the U.S. dollar against RMB was approximately 3.3% in 2010 and 4.6% in 2011. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in U.S. dollars. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

29)	Dividends

Dividends of the Company are recognized when declared. Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations.

30)	Recent accounting pronouncements

In May 2011, the FASB issued Accounting Standards Update 2011-04 (ASU 2011-04), “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 clarifies the application of existing fair value measurement and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The updated guidance is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. Management is in the process of assessing whether there would be a material impact of the provisions of ASU 2011-04 on the financial position, results of operations or cash flows of the Company.

In June 2011, the FASB issued Accounting Standards Update 2011-05 (ASU 2011-05), “Presentation of Comprehensive Income.” ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in shareholders’ equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. In December 2011, the FASB issued ASU 2011- 12 (ASU 2011-12), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. The provisions of ASU 2011-05 and ASU 2011-12 are not expected to have a material impact on the presentation of the Company’s consolidated financial statements.

In September 2011, the FASB issued Accounting Standards Update 2011-08 (ASU 2011-08), “Testing Goodwill for Impairment.” ASU 2011-08 is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. Although this standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, the Company has opted to early adopt it. The provisions of ASU 2011-08 did not have a material impact on the financial position, results of operations or cash flows of the Company.

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
3.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2010 and December 31, 2011:

	000000000000	000000000000	000000000000	000000000000
	December 31, 2011
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value	Estimated Fair Value
	(RMB)	(RMB)	(RMB)	(US$)

Held-to-maturity securities
- Fixed rate time deposits	319,774,660	—	319,774,660	50,807,077
- Investment contract
- China Railway Trust (3)	600,000,000	—	600,000,000	95,330,399

Total short-term investments	919,774,660	—	919,774,660	146,137,476

	000000000000	000000000000	000000000000
	December 31, 2010
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value
	(RMB)	(RMB)	(RMB)

Held-to-maturity securities
- Fixed rate time deposits	1,403,362,000	—	1,403,362,000
- Investment contract
- New China Trust (1)	500,000,000	—	500,000,000
- Shanghai Lingang and Anhui Hailuo (2)	1,350,000,000	—	1,350,000,000

Total short-term investments	3,253,362,000	—	3,253,362,000

(1)	On August 21, 2009, the Group entered into a two year investment contract amounting to RMB500,000,000 with a fixed quarterly yield of 1.5% (6% per annum) with new China Trust. The investment contract is secured by 45,040,000 A-shares of Shanghai Pudong Development Bank (“PDB”), a company listed on the Shanghai Stock Exchange. Management has accounted for this investment as short-term investment held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimated remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010. Proceeds with respect to this investment have been received by the Group on the maturity date of August 21, 2011.
(2)	On December 24, 2010, the Company entered into investment contracts with Shanghai Lingang and Anhui Hailuo amounting to RMB850,000,000 and RMB500,000,000, respectively, with fixed interests of 4.0% and 4.2% per annum, respectively and maturity of 150 days and 157 days, respectively. The principal amounts of the Shanghai Lingang and Anhui Hailuo investment contracts are wholly guaranteed by China Minsheng Banking Corp. Ltd, a company that is listed on both the Shanghai and Hong Kong Stock Exchange. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimated remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010. Proceeds with respect to these investments have been received by the Group on May 30, 2011.
(3)	On November, 2011, the Company invested in a real estate project of Zhonghang WanKe Co., Ltd. through China Railway Trust amounting to RMB600,000,000 (US$95,330,399), with an expected annual interest rate of 9.1%, and maturity of one year. The principal amounts of the investment contracts are wholly guaranteed by the land use right and construction in progress of the project. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost. There was no impairment indicators present associated with these investment contracts at December 31, 2011.

The Company recorded interest income related to its short-term investments amounting to RMB102,202,930 (US$16,238,410) for the year ended December 31, 2011 (2010: RMB136,097,898, 2009: RMB102,200,467) in the consolidated statements of operations and comprehensive income.

DECONSOLIDATION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2011
DECONSOLIDATION OF SUBSIDIARIES
4.	DECONSOLIDATION OF SUBSIDIARIES

In January 2011, a third party individual injected RMB3,000,000 (US$476,652) to Juxi Network, and obtained 17.65% of Juxi Network’s equity, which decreased Zhengduo Information’s equity interest from 50.98% to 41.98%. Upon the loss of control, Zhengduo Information recognized a gain of RMB4,993,146 (US$793,331), representing the difference between the fair value of the equity investment amounting to RMB6,128,039 (US$973,647) and pro rata portion of the investment retained of RMB1,134,893 (US$180,316). The fair value of the retained equity interest was derived from the sale price of the Group’s 17.65% interest to the individual adjusted for a discount for a lack of control. Gain on the deconsolidation of Juxi Network is included in “Other (expense) income, net” in the accompanying consolidated statement of operations and comprehensive income.

In February 2011, an individual who was a shareholder of Juxian Network injected RMB1,000,000 (US$158,884) to Juxian Network, which decreased Zhengduo Information’s equity interest of Juxian from 51.00% to 40.80%. Upon the loss of control, Zhengduo Information did not recognize any significant gain.

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
5.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Prepaid expenses (1)	9,934,564	10,658,844	1,693,520
Staff advances (2)	6,768,392	5,012,447	796,398
Advances to suppliers	12,081,460	4,046,085	642,858
Rental deposits	1,814,117	1,985,049	315,393

Prepaid game distribution license fee (3)	12,914,265	14,392,878	2,286,798
Tax receivable	950,286	2,333,537	370,762
VAT refundable	22,705,555	24,802,871	3,940,779
Interest receivable	18,792,361	6,721,682	1,067,968
Proceeds receivable on deconsolidation of a subsidiary (4)	28,625,000	28,625,000	4,548,054
Advances to shareholder of Huayi Giant Information	7,500,000	7,500,000	1,191,630
Others	10,641,408	5,873,435	933,194

Total	132,727,408	111,951,828	17,787,354

(1)	Prepaid expenses mainly relate to prepayments for insurance fee and Internet Data Center (“IDC”) services or space rental and facilities.
(2)	Staff advances mainly relate to cash advances given to certain employees for use during business operations and are recognized as sales and marketing expenses when expensed.
(3)	In January 2010, and February 2010, respectively, the Group entered into agreements with third parties to license online games. As part of the agreements, the Group is required to make upfront payments for the licenses. As of December 31, 2011, the Group has paid RMB14,392,878 (US$2,286,798) in upfront payments, which is being recorded as a prepaid game distribution license fee.
(4)	The Group had a receivable due from the shareholder of Huayi Giant Information amounting to RMB 28,625,000 (US$4,548,054) due to the disposition of Huayi Giant Information in 2010. According to the disposition agreement, the settlement of the remaining consideration is subject to the completion of legal and administrative procedures by Huayi Giant Information, including obtaining of an Internet Content Provider certificate, Internet Publishing License and Internet Operation License.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
6.	PROPERTY AND EQUIPMENT

Property and equipment and their related accumulated depreciation as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Computer equipment	276,843,360	320,195,440	50,873,932
Leasehold improvements	927,186	2,159,574	343,121
Furniture and fixtures	18,449,740	21,534,695	3,421,518
Motor vehicles	4,669,096	4,669,096	741,845
Property	—	211,497,878	33,603,629

	300,889,382	560,056,683	88,984,045
Less: Accumulated depreciation	(157,603,079)	(210,388,776)	(33,427,410)

Property and equipment, net	143,286,303	349,667,907	55,556,635

Depreciation expense for the years ended December 31, 2009, 2010 and 2011, were RMB52,965,806, RMB54,444,577 and RMB60,877,662 (US$9,672,486) respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
7.	INTANGIBLE ASSETS

Intangible assets and their related accumulated amortization as of respective balance sheet date:

	As of December 31, 2011
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value	Net Carrying Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)

Online game product development costs	34,001,748	(19,184,411)	—	—	14,817,337	2,354,238
Purchased software	55,720,779	(45,454,037)	—	—	10,266,742	1,631,221
Acquired software from acquisition of subsidiaries	1,624,891	(260,254)	—	—	1,364,637	216,819
Intangible assets, net	91,347,418	(64,898,702)	—	—	26,448,716	4,202,278

	As of December 31, 2010
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)

Online game product development costs	28,745,846	(10,074,220)	—	—	18,671,626
Purchased software	50,575,054	(36,775,426)	—	—	13,799,628
Acquired software from acquisition of subsidiaries	1,624,891	(141,429)	—	—	1,483,462
KOK 3 game software	80,073,005	(8,515,336)	(46,557,669)	(25,000,000)	—
Intangible assets, net	161,018,796	(55,506,411)	(46,557,669)	(25,000,000)	33,954,716

Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were RMB15,123,412, RMB29,918,850 and RMB17,868,863 (US$2,839,076) respectively.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	(RMB)	(US$)
For the years ending December 31,
2012	11,079,577	1,760,367
2013	8,671,209	1,377,716
2014	3,748,707	595,610
2015	1,856,488	294,966
2016	1,080,202	171,627

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
8.	GOODWILL

Goodwill is comprised of the following:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Goodwill from the acquisition of Snow Wolf Software	6,224,587	6,224,587	988,987
Goodwill from the acquisition of Julun Network	15,977,373	15,977,373	2,538,549

Balance as of December 31	22,201,960	22,201,960	3,527,536

As of December 31, 2010 and 2011, the Company assessed impairment on its goodwill derived from the acquisition of Snow Wolf Software and Julun Network. No impairment loss was recognized in any of the periods presented.

INVESTMENT IN EQUITY INVESTEES	12 Months Ended
Dec. 31, 2011
INVESTMENT IN EQUITY INVESTEES
9.	INVESTMENT IN EQUITY INVESTEES

Name of the Equity Investees	Equity Interest Owned by the Company
	At December 31, 2010	At December 31, 2011

Shanghai Tonghua Network Technology Co., Ltd. (“ Tonghua”)	30.00%	30.00%
Beijing Huayi Giant Information Technology Co., Ltd. (“Huayi Giant Information”)	34.00%	34.00%
Juxi Network		41.98%
Juxian Network		40.80%
Yunfeng E-commerce A Fund, L.P. and Yunfeng E -Commerce B Fund, L.P. (Collectively known as the “Yunfeng Fund”)		10.42%

	At December 31, 2010			Increased (decreased) during the year ended December 31, 2011		At December 31, 2011
	Cost of Investments (RMB)	Share of equity income (RMB)	Investment in equity investees (RMB)	Cost of investments (RMB)	Share of equity income (RMB)	Cost of investments (RMB)	Share of equity income (RMB)	Investment in equity investees (RMB)	Investment in equity investees (US$)

Tonghua	3,000,000	(648,106)	2,351,894	—	(1,083,151)	3,000,000	(1,731,257)	1,268,743	201,583
Huayi Giant Information	32,774,051	—	32,774,051	(4,782)	538,265	32,769,269	538,265	33,307,534	5,292,034
Juxi Network (Note 4)	—	—	—	6,128,039	(163,888)	6,128,039	(163,888)	5,964,151	947,608
Juxian Network (Note 4)	—	—	—	1,319,023	(1,191,127)	1,319,023	(1,191,127)	127,896	20,321
Yunfeng Fund (1)	—	—	—	317,050,000	(6,318,100)	317,050,000	(6,318,100)	310,731,900	49,370,326

Total	35,774,051	(648,106)	35,125,945	324,492,280	(8,218,001)	360,266,331	(8,866,107)	351,400,224	55,831,872

(1)	In September 2011, the Company invested an aggregate amount of RMB317,050,000 (US$50,374,172) in Yunfeng Fund as a Limited Partner, where it has a term of 10 years, with an option to extend for another two years. Given the Company holds more than three percent interest in Yunfeng Fund and the significance of this investment, the investment is accounted for under the equity method as prescribed in ASC323-10. As of and for the year ended December 31, 2011, the total assets, liabilities and operating loss of Yunfeng fund are RMB3,051,110,433 (US$484,772,626), RMB89,687,234 (US$14,249,866) and RMB63,008,814 (US$10,011,092), respectively.

There were no impairment indicators present associated with the investment in these equity investees as at December 31, 2010 and 2011.

LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENT
10.	LONG-TERM INVESTMENT

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Shanghai Ruichuang Network Technology Co., Ltd. (1)	20,495,239	20,495,239	3,256,366
Beijing Innovation Works Development Fund	—	9,000,000	1,429,956

Total	20,495,239	29,495,239	4,686,322

(1)	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd’s ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2010 and 2011. This investment was subsequently sold in February 2012 with net proceeds of approximately RMB20,800,000 (US$3,305,000).

OTHER ASSETS	12 Months Ended
Dec. 31, 2011
OTHER ASSETS
11.	OTHER ASSETS

The other assets as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Land use right	85,239,597	85,239,597	13,543,208
Deposit for purchase for office building	18,921,000	—	—
Accumulated amortization	(2,318,517)	(4,057,405)	(644,657)

Other asset, net	101,842,080	81,182,192	12,898,551

In June 2009, the Group made a prepayment for the purchase of a land use right amounting to RMB85,239,597 in Zhuhai Hi-Tech Industrial Area in Guangdong Province.

In June 2010, the Group made a deposit for the purchase of an office building amounting to RMB18,921,000 in Shanghai, pursuant to which total consideration of the office building (Note 6) was paid and the legal title of the building was transferred to the Company during 2011.

AVAILABLE-FOR-SALE INVESTMENTS	12 Months Ended
Dec. 31, 2011
AVAILABLE-FOR-SALE INVESTMENTS
12.	AVAILABLE-FOR-SALE INVESTMENTS

(i)	Series C Preferred Shares in 51.com

On July 1, 2008, the Company entered into an agreement to purchase 18,508,208 redeemable convertible Series C Preferred Shares of 51.com (the “Series C Preferred Shares”) in exchange for the surrender of a promissory note of RMB34,312,761 (US$5,000,000) and cash consideration of RMB314,370,245 (US$45,809,524). The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Series C Preferred Shares under the requirements of ASC 815. The embedded conversion option, redemption option and the deemed liquidation event did not qualify for derivative accounting because the underlying ordinary shares into which the Series C Preferred Shares can be converted into, are neither publicly traded nor readily convertible to cash.

The Company recorded its investment in the Series C Preferred Shares as an available-for-sale investment. Subsequent to initial recognition, the available-for-sale investment is measured at fair value with changes in fair value recognized in accumulated other comprehensive loss included in shareholders’ equity. As of December 31, 2010 and 2011, the Company recorded the investment in 51.com at a fair value of RMB374,838,369 and RMB335,946,356 (US$53,376,501), respectively, with RMB14,467,019 decrease and RMB20,890,689 (US$3,319,196) decrease, respectively, in fair value of the investment debited, respectively, to other comprehensive loss. As at December 31, 2010 and 2011, the Company has accumulated unrealized holding gains of approximately RMB39,563,000 and RMB18,672,000 (US$2,967,000) recorded within accumulated other comprehensive income related to its investment in 51.com.

(ii)	Series A Preferred Shares in MET

On September 13, 2009, the Company entered into an agreement to purchase 5,000,000 redeemable convertible Series A Preferred Shares of MET (the “Series A Preferred Shares”) in exchange for cash consideration of RMB34,157,500 (US$5,000,000). The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Series A Preferred Shares under the requirements of ASC 815. The embedded conversion option, redemption option and the liquidation preference did not qualify for derivative accounting because the underlying ordinary shares into which the Series A Preferred Shares can be converted into, are neither publicly traded nor readily convertible to cash.

The Company recorded the investment in the Series A Preferred Shares as an available-for-sale investment. Subsequent to initial recognition, the available-for-sale investment is measured at fair value with changes in fair value recognized in accumulated other comprehensive loss included in shareholders’ equity. As of December 31, 2010 and 2011, the Company recorded the investment in MET at a fair value of RMB48,464,292 and RMB50,904,762 (US$8,087,952), respectively, with a depreciation of RMB73,032 and appreciation of RMB4,893,132 (US$777,440), respectively in fair value of the investment (credited) debited to other comprehensive loss for the years ended December 31, 2010 and 2011. As at December 31, 2010 and 2011, the Company has accumulated unrealized holding gains of approximately RMB15,800,000 and RMB20,693,000 (US$3,288,000) recorded within accumulated other comprehensive income related to its investment in MET.

HELD-TO-MATURITY SECURTIES	12 Months Ended
Dec. 31, 2011
HELD-TO-MATURITY SECURTIES
13.	HELD-TO-MATURITY SECURTIES

The Company invests RMB100,000,000 (US$15,888,400) to Resources SZITIC Trust Co., Ltd. (“CR Trust”) with an expected fixed yield of 3% and a variable yield (net) ranging from 14% to 19.5% per year for a period of five years during the second quarter of 2011. The term of CR Trust is five years with an option for the holders to redeem after the end of three years from the date of establishment, except that holders cannot exercise their redemption option when the trust has previously distributed principal amounts of more than 60% of the total initial trust fund at establishment. The investment is guaranteed by China Yin Tai Holding Co., Ltd.. Management has accounted for this investment as a held-to-maturity security in accordance with ASC 320-10 at amortized cost. There was no impairment indicators present associated with these investment contracts at December 31, 2011.

The Company recorded interest income related to this investment amounting to RMB1,972,603 (US$313,415) for the year ended December 31, 2011 in the consolidated statements of operations and comprehensive income.

PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
PAYABLES AND ACCRUED EXPENSES
14.	PAYABLES AND ACCRUED EXPENSES

Payables and accrued expenses consist of the following:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Payroll and welfare payables	53,966,217	54,073,187	8,591,364
Business tax, related surcharges and other taxes	35,985,994	43,899,929	6,974,996
Other payables
- Property and equipment and intangible assets	2,488,295	7,653,313	1,215,989
- stock option (1)	4,675,495	11,753,633	1,867,464
Accrued expenses	27,384,398	51,905,425	8,246,941
Customer deposit	8,000,000	—	—
Professional fee accruals	7,627,340	—	—
Others	4,308,283	2,325,398	369,470

Total	144,436,022	171,610,885	27,266,224

(1)	Starting from 2008, the Company used a broker to facilitate the cashless exercise of share options by employees which results in the Group receiving stock options proceeds from the broker and a related pass through proceeds amount due to employees, which is recorded within other payables.

NON CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2011
NON CONTROLLING INTERESTS
15.	NON CONTROLLING INTERESTS

A reconciliation of the carrying amounts of subsidiaries consolidated by the Group and the non controlling interests is as follows:

	December 31, 2010		December 31, 2011
	Group	Non controlling Interests	Group	Non controlling Interests
	(RMB)	(RMB)	(RMB)	(RMB)

Beginning balance	5,047,654	7,608,607	12,460,938	14,782,829
Equity	11,059,685	10,737,017	11,910,070	836,998
Huayi Giant Information	21,250,000	3,750,000	—	—
Deconsolidation of Huayi Giant Information	(21,250,000)	(3,750,000)	—	—
Deconsolidation of Juxi Network (Note 4)	—	—	(1,134,893)	(1,091,241)
Deconsolidation of Juxian Network (Note 4)	—	—	(1,319,023)	(1,067,296)
Consolidation of Juyan Network (1)			(1,927,203)	(1,855,246)
Dividend declared by Jujia Network	—	—	(12,750,000)	(12,250,000)
Net (loss) income	(3,646,401)	(3,562,795)	28,292,434	26,428,994

Ending balance	12,460,938	14,782,829	35,532,323	25,785,038

Ending balance (US$)			5,645,518	4,096,830

(1)	In January 2011, Zhengduo Information acquired the remaining 49% equity interest of Juyan Network at a consideration of RMB approximately 3,500,000 (US$556,000). Subsequent to this acquisition, Juyan Network becomes a wholly-owned subsidiary of Zhengduo Information. This was accounted for as an equity transaction, where the difference between the fair value of the purchase consideration and the carrying amount of non-controlling interest of approximately RMB1,600,000 (US$ 254,000) was recorded as additional paid-in capital.

GOVERNMENT FINANCIAL INCENTIVES	12 Months Ended
Dec. 31, 2011
GOVERNMENT FINANCIAL INCENTIVES
16.	GOVERNMENT FINANCIAL INCENTIVES

The financial incentives are granted by the municipal government to reward the Group for prompt tax payments and qualification as a high technology project. Such financial incentives are recorded within operating expenses as they are calculated with reference to business tax, value-added tax, and enterprise income tax, if any, paid or withheld by the Group companies at a predetermined percentage. The central government or municipal government could decide at any time to immediately eliminate or reduce these financial incentives. There is no guarantee that the Group will continue to receive these government financial incentives in the future. There are no conditions or performance obligations attached to these government financial incentives and once received, are not refundable. As a result, government financial incentives are recognized as income when received.

INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2011
INCOME TAX EXPENSES
17.	INCOME TAX EXPENSES

Cayman Islands, British Virgin Island, and Hong Kong

Under the current laws of Cayman Islands, British Virgin Island and Hong Kong, the Group is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Group to its shareholders, no Cayman Islands, British Virgin and Hong Kong withholding tax will be imposed.

In accordance with the new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises, subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall be referred to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC tax residence enterprise for tax purpose, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income.

Based on the assessment of facts and circumstances available at December 31, 2010 and 2011, management believes that the Company, Eddia International and Giant HK are more likely than not non-PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Group will continue to monitor its tax status.

China

The Group’s subsidiaries, the VIE and its subsidiaries that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Income Tax Laws, respectively. Pursuant to the PRC Income Tax Laws, the Group’s PRC subsidiaries, the VIE and its subsidiaries are subject to a CIT statutory rate of 25%.

Zhengtu Information was granted a 5-year tax holiday in 2006 which entitles it to enjoy a two-year CIT exemption followed by three-year 50% CIT reduction starting from the year 2006 to 2010. Under the PRC Income Tax Laws, it should be entitled to transitional rules whereby the CIT rate could gradually increase from 15% (which was the Zhengtu Information’s applicable tax rate in 2007) to 25% from the year 2008 to 2012 (i.e. 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and onwards, respectively) and the 5-year tax holiday could be retained until exhausted.

The certificate of “High and New Technology Enterprise” (the “HNTE”) (valid from 2008 to 2010) obtained by Zhengtu Information on November 25, 2008, which was issued by Shanghai Science and Technology Commission, has expired in year 2011.

In April 2012, Zhengtu Information has obtained the renewed certificate. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a preferential CIT rate of 15% for three years and the status is renewable.

Giant Network, a VIE to which Zhengtu Information is deemed the primary beneficiary, has been recognized as a HNTE effective from 2008, and therefore enjoys a preferential tax rate of 15% from 2008 to 2010. Giant Network did not apply for the HNTE renewal in 2011. Therefore Giant Network’s applicable tax rate for 2011 is 25% for current income provision and deferred taxes.

On December 3, 2010, Snow wolf received certificate for Software enterprise. In year 2011, Jujia Network, Juhuo Network, Zhengju Information and Wuxi Network, all being subsidiaries of the Company, received certificates for Software Enterprises. They are entitled to full exemption from corporate income tax (“CIT”) for the first and second profitable years, and a further 50% exemption for the three succeeding years (12.5%: 50% of 25% CIT rate).

Zhengduo Information, Zhuhai Zhengtu, Juhe Network, Juyan Network, Haoji Network, Juquan Network, Jufan Network, Tiema Network, Juxin Network, Julun Network, Beijing Giant and Tiequan Network are not entitled to enjoy any preferential tax rate for year 2011 and their applicable CIT rate is 25%.

The PRC Income Tax Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax and rules. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. The foreign invested enterprise will be subject to the withholding tax starting from January 1, 2008. There was no distribution of dividends from the Group’s PRC subsidiaries in 2009 and 2010. In 2011, the Company made a one-time special dividend to its shareholders, out of which the payout was physically financed partially through the declaration and payout of dividends to the Company by Zhengtu Information. Thus, the Company provided deferred tax liabilities amounting to RMB259,415,894 for the withholding taxes due associated with the distribution of the retained earnings accumulated from December 31, 2007 to December 31, 2010.

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	For the year ended December 31,
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

PRC	936,154,635	881,077,042	1,229,776,487	195,391,805
Non-PRC	7,924,628	16,518,504	37,215,603	5,912,964

Total	944,079,263	897,595,546	1,266,992,090	201,304,769

(a)	Current Tax

Income tax expenses consist of:

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

Current income taxes	83,328,105	121,303,259	268,076,187	42,593,017
Deferred income tax (benefits)/expenses	1,731,905	(31,980,857)	84,302,034	13,394,244

Taxation for the year	85,060,010	89,322,402	352,378,221	55,987,261

A reconciliation of the differences between the statutory tax rate and the effective tax rate for CIT is as follows:

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)
Expected taxation at PRC CIT statutory rate of 25%	236,019,816	224,398,887	316,748,023	50,326,193
Favorable tax rate	(49,059,531)	(25,488,282)	(130,226,808)	(20,690,956)
Tax holiday	(71,351,432)	(105,110,278)	(12,694,680)	(2,016,982)
Non-deductible expenses (non-taxable income), net	(4,718,414)	7,679,477	3,904,248	620,323
Additional 50% tax deduction for qualified research and development expenses	(10,380,859)	(15,257,615)	(18,935,961)	(3,008,621)
Tax exempted VAT refund	(12,779,323)	—	—	—
Change in valuation allowance	—	—	2,885,413	458,446
Deferred tax benefits on future tax rate difference	(2,670,247)	(3,659,750)	(58,833,362)	(9,347,680)
One-time withholding tax accrual for dividend	—	—	259,415,894	41,217,035
Provision-to-return adjustment	—	6,759,963	(9,884,546)	(1,570,497)

Taxation for the year	85,060,010	89,322,402	352,378,221	55,987,261

The benefit of tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

Basic	0.32	0.46	0.05	0.01
Diluted	0.30	0.45	0.05	0.01
(b)	Deferred Tax

The tax effects of temporary differences that give rise to deferred tax at December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Current deferred tax assets
Deferred revenue and advance from distributors	77,208,660	151,140,044	24,013,734
Accrued expenses	12,142,057	18,344,188	2,914,598
Allowance for doubtful debt	1,127,960	611,274	97,122
Share-based compensation expense	8,117,107	5,036,662	800,245
Tax loss	7,149,387	7,532,367	1,196,773
Less: valuation allowance	—	(2,885,413)	(458,446)

Net current deferred tax assets	105,745,171	179,779,122	28,564,026

Non-current deferred tax assets
Intangible assets amortization	11,069,031	11,357,297	1,804,492
Share-based compensation expense	2,076,457	2,826,219	449,041
Deferred revenue	—	2,916,666	463,412

Net non-current deferred tax assets	13,145,488	17,100,182	2,716,945

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Current deferred tax liabilities
Intangible assets amortization	624,770	—	—
Deferred revenue	—	2,408,961	382,746
Withholding tax	—	145,810,671	23,166,982

Net current deferred tax liabilities	624,770	148,219,632	23,549,728

Non-current deferred tax liabilities
Intangible assets amortization	186,496	298,980	47,503
Upfront fee amortization	—	14,583,333	2,317,058

Net non-current deferred tax liabilities	186,496	14,882,313	2,364,561

As of December 31, 2011, the Group recorded a valuation allowances of RMB2,885,413 (US$458,446) for Zhuhai Zhengtu as management has assessed that it is more-likely-than-not that Zhuhai Zhengtu’s deferred tax assets will not be realizable. Management has assessed that it is more-likely-than-not that the deferred tax assets for all other entities within the Group are realizable as of December 31, 2011.

As of December 31, 2011, the Company had net operating tax losses in the total amount of RMB 30,129,468 (US$4,787,090) in the PRC, which can be carried forward to future years and utilized by respective Chinese subsidiaries of the Company according to the prevailing PRC CIT rules and regulations. The balance of net operating tax losses of the Company as of December 31, 2011 will expire between the years 2015 and 2017.

The Company intends to permanently reinvest all undistributed earnings generated by its foreign subsidiaries beginning in 2011 and onward to finance its future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

(c)	Unrecognized Tax Benefits

The following table summarizes the activity related to the Group’s unrecognized tax benefits from January 1, 2010 to December 31, 2011:

RMB
Balance as of January 1, 2010	9,955,138
Increases related to current year tax positions	4,803,660

Balance as of December 31, 2010 and January 1, 2011	14,758,798
Increases related to current year tax positions	29,692,724

Balance as of December 31, 2011	44,451,522

Balance as of December 31, 2011 (US$)	7,062,636

As of December 31, 2010 and 2011, the Group recorded an unrecognized tax benefit of RMB14,758,798 and RMB44,451,522 (US$7,062,636), respectively, related to excess share-based compensation expense deductions. The unrecognized tax benefit resulting from the difference between the share-based compensation expense deduction and the cumulative amount of compensation cost would be recorded to additional paid-in capital, when recognized. It is possible that the amount of unrecognized tax benefits will change in the next twelve months, pending clarification of current tax law or audit by the tax authorities. However, an estimate of the range of the possible change cannot be made at this time.

For the years ended December 31, 2009, 2010 and 2011, no interest or penalties related to uncertain tax positions were recognized.

The Group’s subsidiaries, the VIE and its subsidiaries registered in the PRC are subject to PRC CIT on the taxable income as reported in their PRC statutory accounts adjusted in accordance with relevant PRC Income Tax Laws. The Group’s tax years 2005 through 2011 remain subject to examination by tax authorities.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
18.	EARNINGS PER SHARE

Computation of basic earnings per share and diluted earnings per share are as follows:

	December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

Numerator:
Net income attributable to ordinary shareholders	859,313,746	811,187,833	879,966,874	139,812,655
Numerator for basic earnings per share	859,313,746	811,187,833	879,966,874	139,812,655
Numerator for diluted earnings per share	859,313,746	811,187,833	879,966,874	139,812,655

Denominator:
Number of shares outstanding, opening	227,018,426	226,819,007	228,019,412	228,019,412
Weighted average number of shares issued	726,931	489,847	4,104,619	4,104,619
Weighted average number of shares repurchased	(1,467,130)	—	(119,152)	(119,152)

Weighted average number of shares outstanding – basic	226,278,227	227,308,854	232,004,879	232,004,879
Dilutive effect of share options	7,682,329	6,619,546	—	—

Weighted average number of shares outstanding – diluted	233,960,556	233,928,400	232,004,879	232,004,879

As of December 31, 2011, the Company issued 4,254,882 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are issued but not outstanding and are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

SHARE OPTION AND RESTRICTED SHARE SCHEME	12 Months Ended
Dec. 31, 2011
SHARE OPTION AND RESTRICTED SHARE SCHEME
19.	SHARE OPTION AND RESTRICTED SHARE SCHEME

2006 Stock Incentive Plan

On September 30, 2006, the Company authorized a share option scheme (the “2006 Stock Incentive Plan”) that provides for the issuance of options to purchase up to 16,000,000 ordinary shares. Under the 2006 Stock Incentive Plan, the directors may, at their discretion, grant any officers (including directors), employees of the Group and consultants (collectively, the “grantees”) options to subscribe for ordinary shares. The share options have a maximum term of six years. The 2006 Stock Incentive Scheme provides for the same terms to all grantees. These awards vest over a five year period, with 20% of the options to vest on each of the first, second, third, fourth and fifth anniversaries of the award date as stipulated in the share option agreement.

The Company granted 920,000 and 3,800,000 share options to the directors, employees and consultants of the Group on March 19, 2007 and May 15, 2007, respectively. Such options were granted under the 2006 Stock Incentive Plan at an exercise price of US$2.00 per share, with 20% vesting annually.

On July 2, 2007, all consultants were transferred to employee status as they have been recruited as the Group’s employees. The fair value of the options to those consultants have been re-measured on the date those consultants became the Group’s employees and the compensation charges have been accounted for prospectively from the date of the change in employment status.

Suspension of 2006 Stock Incentive Scheme

On October 12, 2007, the Company suspended the 2006 Stock Incentive Scheme. All unissued options authorized under the 2006 Stock Incentive Scheme have been returned to the general share pool and the Company will not grant any further options under the 2006 Stock Incentive Scheme. Existing issued awards under the 2006 Stock Incentive Scheme are not affected by the suspension.

2007 Stock Incentive Scheme

On October 12, 2007, the Company authorized the 2007 Stock Incentive Scheme that provides for the issuance of awards to officers (including directors), employees of the Group and consultants (collectively, “the grantees”).

Types of awards available for grant under the 2007 Stock Incentive Scheme include, but not limited to, share options (including both incentive and non-qualified), stock appreciation rights (“SAR”), performance-based awards and restricted stock. Performance-based awards are only granted to officers and employees of the Group and the performance goals are determined by the Board of Directors. Such performance-based awards may be paid in cash or shares which will be determined upfront. The Board of Directors will determine the type, the number, the exercise price and the vesting terms of the awards. The maximum number of shares authorized for issuance under the 2007 Stock Incentive Scheme is 23,700,000. The share options and SARs, if and when issued, have a maximum term of ten years. The 2007 Stock Incentive Plan provides for two terms to grantees. These awards vest either over a five or a four year period, with 20% or 25%, respectively, of the options to vest on each of the first, second, third, fourth and fifth anniversaries of the award date as stipulated in the share option agreement. The Company did not grant any SAR or performance based awards as of December 31, 2010.

On October 17, 2007, the Board of Directors approved the grant of 1,743,500 share options (non performance-based and to be settled in shares) to certain officers and employees of the Group pursuant to the 2007 Stock Incentive Scheme. The exercise price of these options is US$15.50.

On February 1, 2008, February 14, 2008 and September 9, 2008, the Board of Directors approved the grant of 60,000, 50,000 and 560,500 share options (non performance-based and to be settled in shares) at the exercise prices of US$10.29, US$10.50 and US$8.01, respectively, pursuant to the 2007 Stock Incentive Scheme to certain officers and employees of the Group.

On February 27, 2009, the Board of Directors approved the grant of 335,000 share options (non performance-based and to be settled in shares) at the exercise prices of US$6.00, pursuant to the 2007 Stock Incentive Scheme.

By a resolution of the Board of Directors on April 23, 2010, 797,000 restricted shares under 2007 Stock Incentive Scheme were granted to the Company’s certain officers and employees. One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.

On January 14, 2011, the Board of Directors approved the grant of 60,000 share options (non performance-based and to be settled in shares) at the exercise prices of US$7.24 to the independent directors with a vesting period of 4 years, pursuant to the 2007 Stock Incentive Scheme.

On October 31, 2011, the Board of Directors approved the grant of 14,000,000 restricted shares under 2007 Stock Incentive Scheme to the Company’s selected employees and management members of the Company. One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.

On September 17, 2010, the Board of Directors approved a resolution to reduce the exercise prices for certain outstanding service-based share options that were granted by the Company in 2007, 2008 and 2009 to the current fair market value of ordinary shares underlying such options. A total of 2,414,000 options belonging to 120 employees of the Company were repriced under 2007 Stock Incentive Scheme. The current fair market value was US$6.36, which was the closing price of our ADSs traded on the NYSE as of September 17, 2010 (“modification date”), which was the last trading day prior to the board approval. All eligible share option grantees affected by such changes had entered into amended share option agreements with the Company. The total incremental compensation cost for the modification is RMB8,273,839. RMB5,300,346 of the total incremental compensation cost was related to vested share options and therefore, was recognized as share-based compensation expenses on the date of modification. The remaining unrecognized incremental compensation cost related to unvested share options will be amortized from the modification date to the end of the remaining vesting period.

On August 8, 2011, the Company’s Board of Directors authorized the accelerated vesting of 400,000 share options that were issued under the 2007 Stock Incentive Scheme to a certain employee upon his resignation from the Company. Share-based compensation expense of approximately RMB7,000,000 (US$1,112,000) relating to the unvested share options was reversed upon his resignation, whereas incremental compensation expenses of approximately RMB10,000,000(US$1,589,000) relating to the accelerated vesting of such share options was immediately recognized as share-based compensation expense on the date of modification.

On October 31, 2011, the Company’s Board of Directors authorized the repricing of certain stock options granted to the existing employees, directors, and officers to USD4.07 per share, that were issued under the 2007 Performance Incentive Plan at exercise price that was originally ranging from USD6.00 to USD7.24 per share. A total of 1,098,600 options belonging to 84 employees of the Company were repriced under 2007 Stock Incentive Scheme. The current fair market value was US$4.07, which was the closing price of our ADSs traded on the NYSE as of October 28, 2011 (“modification date”), which was the last trading day prior to the board approval. All eligible share option grantees affected by such changes had entered into amended share option agreements with the Company.

The total incremental compensation cost for the modification is RMB 2,114,102(US$335,897). RMB1,449,156 (US$230,248) of the total incremental compensation cost was related to vested share options and therefore, was recognized as share-based compensation expense on the date of modification. The remaining unrecognized incremental compensation cost related to unvested share options will be amortized from the modification date to the end of the remaining vesting period.

Stock Option

The fair value of stock options was estimated using a binomial option pricing model. The binomial model requires the input of highly subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Company uses historical data to estimate forfeiture rate. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair values of stock options granted to employees were estimated using the following weighted average assumptions:

	Granted in 2009	Granted in 2011

Suboptimal exercise factor	1.5	1.5
Risk-free interest rates	2.94%	3.42%
Expected volatility	60.40	50.98
Expected dividend yield	2.5%	2.5%
Fair value of share option	RMB17.35 to RMB22.37	RMB15.75 to RMB19.85
Estimated forfeiture rate	2% per annum	2% per annum

The following table summarizes the Company’s share option activity as of and for the year ended December 31, 2010 and 2011.

	Number of options	Weighted average exercise price(USD)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (USD)

Outstanding, December 31, 2010 and January 1, 2011	11,385,629	2.80	2.95	49,161,052
Granted	60,000	6.71	—	—
Exercised	(7,993,119)	2.50	—	—
Forfeited/Cancelled	(260,560)	4.92	—	—

Outstanding, December 31, 2011	3,191,950	2.69	2.61	4,446.298

Vested and expected to vest at December 31, 2011	3,128,111	2.69	2.61	4,357.372

Exercisable at December 31, 2011	2,187,850	2.68	2.36	3,070.057

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares as at December 31, 2011, for those awards that have an exercise price currently below the fair value of the Company’s shares. The total intrinsic value of options exercised during the year ended December 31, 2011 was approximately RMB278,174,000 (US$44,197,000) (2010: RMB 33,700,000, 2009: RMB53,100,000)).

The weighted average estimated fair value of options granted to employees of the Group at grant date during the fiscal year ended 2011 was RMB18.45 (US$2.93) (2009: RMB20.32). There were no share options granted during 2010. The total fair value of options vested during the year ended December 31, 2009, 2010 and 2011 was RMB26,551,305, RMB29,951,523 and RMB37,166,249 (US$5,905,122), respectively.

As of December 31, 2011, there was RMB3,249,083 (US$516,227) of unrecognized estimated share-based compensation cost related to share options issued to employees. That deferred cost is expected to be recognized over a weighted-average vesting period of 1.23 years. To the extent the actual forfeiture rate is different from the original estimated, actual share-based compensation related to these awards may be different.

The following table sets forth the components of share-based compensation expense for share options issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,303,835,447	1,332,815,451	1,792,217,309	284,754,652	100%

Cost of services	1,245,984	612,529	562,225	89,329	0.03%
Research and product development expenses	9,573,183	6,664,626	2,269,898	360,650	0.13%
Sales and marketing expenses	1,139,408	60,891	199,684	31,727	0.01%
General and administrative expenses	18,616,815	14,532,565	7,901,262	1,255,384	0.44%

Total share-based compensation included in cost of services and total operating expenses	30,575,390	21,870,612	10,933,069	1,737,090	0.61%

Restricted Shares awards

The fair value of a restricted share is simply the closing price of the unrestricted share as of the valuation date minus the present value of the expected dividends during the vesting period. The risk-free rate for periods within the contractual life of the share is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair values of restricted shares granted to employees were estimated using the following weighted average assumptions:

	Granted in 2010	Granted in 2011

Risk-free interest rates	0.46%-2.61%	0.14%-0.93%
Expected dividend yield	5%	5%
Fair value of restricted shares	RM44.04 to RMB49.27	RMB17.39 to RMB22.62

The following table summarized the Company’s restricted shares activity under 2007 Stock Incentive Scheme:

	Number of restricted shares	Weighted average grant date fair value (USD)

Outstanding, December 31, 2010 and January 1, 2011	777,000	5,440,896
Granted	12,670,000	40,299,824
Exercised	(155,400)	(1,149,096)
Forfeited/Cancelled	(136,000)	(945,200)
Outstanding, December 31, 2011	13,155,600	43,646,424

Vested and expected to vest as of December 31, 2011	12,382,299	41,166,971

As of December 31, 2011, there was RMB238,041,628 (US$37,821,006) of unrecognized estimated share-based compensation cost related to restricted shares issued to employees. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.76 years. To the extent the actual forfeiture rate is different from the original estimated, actual share-based compensation related to these awards may be different.

The following table sets forth the components of share-based compensation expense for restricted shares issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,303,835,447	1,332,815,451	1,792,217,309	284,754,652	100%

Cost of services	—	1,180,570	1,797,223	285,550	0.10%
Research and product development expenses	—	7,994,861	11,771,687	1,870,333	0.66%
Sales and marketing expenses	—	368,900	518,445	82,373	0.03%
General and administrative expenses	—	1,874,274	4,314,757	685,546	0.24%

Total share-based compensation included in cost of services and total operating expenses	—	11,418,604	18,402,112	2,923,802	1.03%

The total share-based compensation cost capitalized as part of intangible assets — online game product costs for the year ended December 31, 2009, 2010 and 2011 are RMB 1,463,330, RMB 295,211 and RMB87,497 (US$13,902), respectively.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
20.	EMPLOYEE BENEFITS

The full-time employees of the Company’s subsidiaries, the VIE and its subsidiaries that are incorporated in the PRC are entitled to staff welfare benefits, including medical care, housing subsidies, unemployment insurance and pension benefits. These companies are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The Group’s PRC subsidiaries, the VIE and its subsidiaries have no legal obligation for the benefits beyond the contributions made. The total amounts expensed in the consolidated statements of operations and comprehensive income for such employee benefits amounted to RMB22,890,106, RMB33,346,393 and RMB42,567,100, (US$6,763,231), for the years ended December 31, 2009, 2010 and 2011, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related party	Relationship with the Group

Shanghai 51 network development Co., Ltd. (“51 Network”)	A VIE of 51.com invested by Giant Interactive

Yangxun Computer Technology (Shanghai) Co. Ltd.	A VIE of MET invested by Giant Interactive

Prexton Investment Ltd., (“Prexton Investment”)	Company with the same key senior executive of the Company

Shanghai Jiante Biotechnology Co., Ltd.(“Shanghai Jiante”)	Company controlled by Mr. Shi Yuzhu

Huayi Giant Information	Equity investee

Juxian Network	Equity investee

Juxi Network	Equity investee

Union Sky Holding Group Limited (“Union Sky”)	Company’s shareholder

Significant related party transactions were as follows:

	For the year ended December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Technical service fee paid to 51 network	(12,789)	—	—
Other revenue from 51 network	—	445,580	70,796
Rental fee to Prexton Investment	(3,592)	—	—
Rental fee to Shanghai Jiante	(3,180,000)	(12,000,000)	(1,906,608)
Advances to Huayi Giant Information	25,000,000	—	—
Royalty fee charged by Huayi Giant Information	—	(18,485,392)	(2,937,033)
Technical service fee charge by Huayi Giant Information	—	(7,500,000)	(1,191,630)
Other service fee from Huayi Giant Information	—	4,354,136	691,803
Payment of individual income tax related to the exercise of share options by Juxian Network	—	(374,213)	(59,456)
Technical service fee charge from Juxian Network	—	3,039,202	482,881
Prepayment to Shanghai Jiante (1)	—	958,800,000	(152,337,978)
Repayment from Union Sky (1)	—	(958,800,000)	152,337,978
Interest income from Union Sky (1)	—	21,471,866	3,411,536
Licensing income from Yangxun	—	1,200,000	190,661
Marketing expense charged by Yangxun	—	(1,080,200)	(171,626)

(1)	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 (US$152,337,978) in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866 (US$3,411,536), which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.

Effective June 2009, Lager Network is no longer the Company’s related party as the Company’s senior executive has resigned from the directorship of Lager Network.

Due from related parties as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)
Receivable from:
-Huayi Giant Information	25,000,000	23,642	3,757
-Juxi Network	—	16,863	2,679
-Juxian Network	—	3,369,609	535,377

Total	25,000,000	3,410,114	541,813

Due to a related party as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)
Payable to:
-Juxian Network	—	540,345	85,852

Total	—	540,345	85,852

All balances with the related parties as of December 31, 2010 and 2011 were unsecured, interest-free and have no fixed term of repayment.

TREASURY STOCK	12 Months Ended
Dec. 31, 2011
TREASURY STOCK
22.	TREASURY STOCK

During 2011, the Company has repurchased 932,972 ADSs amounting to approximately RMB 22,960,759 (US$3,648,097) under the Share Repurchase Plan 4.

As of December 31, 2011, the Company has repurchased a total 34,935,057 ADSs, amounting to approximately RMB2,200,000,000 (US$350,000,000). As of December 31, 2010, the Company repurchased a total of 34,002,085 ADSs, amounting to approximately RMB2,177,000,000.

Out of the repurchased ADSs, 1,314,272 ADSs were subsequently used to settle the exercise of share options.

DIVIDEND	12 Months Ended
Dec. 31, 2011
DIVIDEND
23.	DIVIDEND

Pursuant to a Board of Directors’ resolution dated February 21, 2011, the Company declared a total dividends of RMB270,314,878 (US$42,948,709) paid out of the Company’s 2010 net distributable profits, which are determined using an equity method basis of accounting for the stand-alone listed company financial statements, to the shareholders of the Company who were registered members of the Company as of March 18, 2011.

Pursuant to a Board of Directors’ resolution dated August 8, 2011, the Company declared a total dividends of RMB4,539,849,894 (US$721,309,505) paid out of the Company’s net distributable profits, which are determined using an equity method basis of accounting for the stand-alone listed company financial statements, to the shareholders of the Company who were registered members of the Company as of August 31, 2011.

The payments of these dividends were financed out of available cash held by the Company, subsequent to the declaration of dividends to the Company by Zhengtu Information (Note 17). In 2009, 2010 and 2011, the Company has paid dividends of RMB277,652,205, RMB 279,122,994 and RMB4,810,164,772 (US$764,258,214) respectively.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
24.	STATUTORY RESERVES

In accordance with the Regulations on Enterprises with Foreign Investment of China and the articles of association, Zhengtu Information and Zhengduo Information, being foreign invested enterprises established in the PRC, are required to provide for certain non-distributable reserves, namely general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from after-tax profit as reported in its PRC statutory financial statements. Zhengtu Information and Zhengduo Information are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of their registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of Zhengtu Information and Zhengduo Information. Appropriation to the staff welfare and bonus fund, if any is charged to general and administrative expenses. There have not been any appropriations to the enterprise expansion fund and staff welfare and bonus fund made for the any of the periods stated herein.

In accordance with the PRC Company Laws, Giant Network, Jujia Network and Juhuo Network, being domestic companies, must make appropriations from their after-tax profits as reported in their PRC statutory financial statements to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. Giant Network, Jujia Network and Juhuo Network are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their registered capital.

General reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. Enterprise expansion fund is restricted to expansion of production and operation and increasing registered capital of the respective company. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, neither are they allowed for distribution except under liquidation.

As of December 31, 2011, Giant Network, Zhengtu Information, Zhengduo Information, Jujia Network and Juhuo Network have appropriated RMB5,000,000 (US$794,420), RMB5,931,525 (US$942,424), RMB113,338 (US$18,008) , RMB 2,500,000 (US$397,210) and RMB 580,956 (US$92,305) to statutory surplus fund and general reserve fund, respectively.

The following amounts that are restricted from being distributed include paid-in capital and statutory reserve funds of the Company’s subsidiaries and the equity of Giant Network and its subsidiaries, as determined pursuant to the PRC generally accepted accounting principles, totaling an aggregate of RMB368,750,172(US$58,588,502) and RMB211,003,295 as at December 31, 2011 and 2010, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
25.	COMMITMENTS AND CONTINGENCIES

Operating lease agreements

The Group has entered into operating lease arrangements mainly relating to its office premises and computer equipment. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The terms of the leases do not contain rent escalation or contingent rents. Future minimum lease payments for non-cancelable operating leases as of December 31, 2011 are as follows:

	Office premises	Computer equipment	Total
	(RMB)	(RMB)	(RMB)	(US$)

2012	4,656,953	12,310,520	16,967,473	2,695,860
2013	3,170,626	—	3,170,626	503,762
2014	1,498,958	—	1,498,958	238,160

Total	9,326,537	12,310,520	21,637,057	3,437,782

Total rental expenses were RMB70,216,710, RMB65,034,773 and RMB77,345,611 (US$12,288,980) for the years ended December 31, 2009, 2010 and 2011 respectively.

Commitments

Capital commitments

The Company has a commitment to invest a remaining amount of RMB21,000,000 (US$3,336,564) in Beijing Innovation Works Development Fund and the commitment is due on demand.

Capital commitments for purchases of property and equipment as of December 31, 2011 are approximately RMB3,859,180 (US$613,162). The payments for the commitments for these purchases are expected to be settled within the next twelve months.

Online game licensing fee commitments

The Company has commitments to pay licensing fees to third parties of RMB15,105,360 (US$2,400,000) as of December 31, 2011, which will be paid according to certain specified milestones.

Contingencies

Class actions

Two securities class actions have been filed against the Company. The first was filed on November 26, 2007, entitled Pyramid Holdings, Inc V. Giant Interactive Group Inc. (United States District court, Southern District of New York (07cv10588); and the second was filed on December 20, 2007, entitled Brooks v Giant Interactive Group Inc. (United States District court, Southern District of New York (07cv11423). The actions assert similar allegations and seek similar damages, both alleging claims pursuant to Section 11 and Section 12(a)(2) of the Securities Exchange Act of 1933, on behalf of all persons who purchased Company’s ADSs pursuant to or traceable to the Company’s initial public offering from November 1, 2007, though November 10, 2007. The Company, Merrill Lynch & Co. and UBS Investment Bank are named as defendants. Plaintiffs also request that the action be maintained as class action and request relief in the form of class damages plus interest, attorneys’ fees, experts’ fee and other costs, and a rescinding of the initial public offering.

Specifically, plaintiffs allege that the Company’s Registration Statement and prospectus contained untrue statement of material facts, omitted to state other facts necessary to make the statement made not misleading and were not prepared in accordance with the applicable rules and regulations. Plaintiffs were allegedly harmed when the Company’s stock price declined on November 19, 2007, when the Company announced its third quarter financial results and disclosed that during third quarter 2007, the Company’s average concurrent users (“ACU”) and peak concurrent users (“PCU”) decreased from the second quarter following a rule change made to ZT Online. Plaintiffs claim that the Company did not explain or describe the rule change in the Registration Statement or Prospectus, did not explain or highlight the alleged negative trend in ACU and PCU and did not disclose the supposed negative impact that rule change was having at the time of the initial public offering.

The actions were consolidated by stipulation on January 31, 2008, into Giant Interactive Group Inc. Securities Litigation. On August 5, 2008, the United States District court, Southern District of New York (“Court”) appointed a Lead Plaintiff and its Counsel in the consolidated action. The Lead Plaintiff filed a Consolidated Amended Complaint on October 6, 2008. The Company, Merrill Lynch & Co. and UBS Investment Bank filed motions to dismiss the Consolidated Amended Complaints on November 21, 2008. This motion has been fully briefed and was deemed submitted to the Court for decision as of February 25, 2009. On August 5, 2009, the Court denied the Company’s motion to dismiss the Complaint, because the Court required more facts and evidence prior to making the ruling.

The class action was closed on November 2011 and the final judgment was against the Company. The settlement amounted to US$13,000,000 based on approximately 16.5% of the class’s maximum provable damages, in excess of the average percentage of recovery in many securities class-action lawsuit. Such settlement was fully made by the Company’s insurance carriers to the counterparty before the end of 2011.

Income taxes

As of December 31, 2011, the Group has recognized RMB44,451,522 (US$7,062,636) (2010: RMB14,758,798) of unrecognized tax benefits, which have been classified as current liabilities. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, changes in regulatory tax laws, interpretation of those tax laws or expiration of status of limitation. However, based on the number of jurisdictions, the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
26.	FAIR VALUE MEASUREMENT

Effective January 1, 2008, the Group adopted ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurement and Disclosure: Overall. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820-10 did not impact the Group’s financial condition, results of operations or cash flow, ASC 820-10 requires additional disclosures to be provided on fair value measurement.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820-10, the Company measures trading securities and available-for-sale investments at fair value. The respective available-for-sale investments are classified within Level 3 as its valuation is based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)

Available-for-sale investments	—	—	386,851,118	386,851,118	61,464,453

Total	—	—	386,851,118	386,851,118	61,464,453

	Fair Value Measurement at December 31, 2010 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2010
	(RMB)	(RMB)	(RMB)	(RMB)

Available-for-sale investments	—	—	423,302,661	423,302,661

Total	—	—	423,302,661	423,302,661

The following table summarizes the valuation of the available-for-sale investments:

Amount
(RMB)
Fair value of available-for-sale investment as at January 1, 2010	450,966,634
Unrealized gain in fair value of Series A Preferred Shares in MET (see Note 12)	(73,032)
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 12)	(14,467,019)
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(13,123,922)

Fair value of available-for-sale investment as at December 31, 2010	423,302,661

Unrealized loss in fair value of Series A Preferred Shares in MET (see Note 12)	4,893,132
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 12)	(20,890,689)
Transfer in and/or out of Level 3
Effect of exchange rate change	(20,453,986)

Fair value of available-for-sale investment as at December 31, 2011	386,851,118

Fair value of available-for-sale investment as at December 31, 2011 (US$)	61,464,453

The fair value of available-for-sale investment in Series C Preferred Share of 51.com as of December 31, 2010 and 2011 was estimated using an enterprise value allocation (“EVA”) model.

The EVA model requires inputs of highly subjective assumptions including the expected stock price volatility and the probability of occurrence under three different scenarios (which is based on management reasonable estimation), namely 1) an initial public offering occurs (“IPO”), 2) 51.com liquidates (“Liquidation”) and 3) 51.com’s preferred share are redeemed at maturity (“Redemption”). For the expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate is based on the yield of U.S. Dollar China Sovereign Bond as of December 31, 2010 and 2011 with the term corresponding to the maturity of the preferred shares.

The fair value of the Series C Preferred Share of 51.com was estimated using the following assumptions:

	December 31,
	2010	2011

Risk-free interest rates	1.27%	0.72%
Expected volatility	38.04%	50.92%
Probabilities of different scenarios:
- IPO	50%	25%
- Liquidation	25%	25%
- Redemption	25%	50%

The fair value of the 100% equity interest of 51.com was determined based on an independent valuation using an income approach.

In September 2009, the Company made an investment in MET’s Series A Preferred Shares with both redemption and conversion features. This investment is recognized as an available-for-sale investment and its fair value was estimated using an enterprise value allocation (“EVA”) model as of December 31, 2011.

The EVA model requires inputs of highly subjective assumptions including the expected stock price volatility and the probability of occurrence under three different scenarios (which is based on management reasonable estimation), namely 1) an initial public offering occurs (“IPO”), 2) MET liquidates (“Liquidation”) and 3) MET’s preferred share are redeemed at maturity (“Redemption”). For the expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate is based on the yield of U.S. Dollar China Sovereign Bond as of December 31, 2011 with the term corresponding to the maturity of the preferred shares.

The fair value of the MET’s Series A Preferred Shares was estimated using the following assumptions:

	December 31,
	2010	2011

Risk-free interest rates	1.87%	0.35%
Expected volatility	61.71%	52.36%
Probabilities of different scenarios:
- IPO	50%	—
- Liquidation	25%	25%
- Redemption	25%	75%

The fair value of the 100% equity interest of MET was determined based on an independent valuation using an income approach.

In accordance with ASC 820, the Company measures acquired intangible assets, goodwill and impairment of intangible assets at fair value. These assets are classified within Level 3 because they are valued using an income approach using discounted cash flows derived on management’s assumptions and estimates as further discussed in Notes 2.9, 2.10, and 7.

Assets measured at fair value on a non-recurring basis are summarized as below:

	Fair Value at December 31, 2010	Total impairment loss recognized for the year ended December 31, 2010	Fair Value at December 31, 2011	Total impairment loss recognized for the year ended December 31, 2011
	(RMB)		(RMB)	(RMB)

Acquired intangible assets-software	1,146,029	—	—	—
Goodwill	15,977,373	—	—	—
KOK 3 game software	—	46,557,669	—	—

The above impairment loss was included in “Impairment of intangible assets” in the consolidated statements of operations and comprehensive income.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

Dividends

Pursuant to a Board of Director’s resolution dated February 24, 2012, the Company declared a dividend of approximately RMB447,000,000 (US$71,000,000), US$0.30 per share, paid out of the Company’s 2011 net distributable profits, which are determined using an equity method basis of accounting for the standalone listing company financial statements, to the shareholders of the Company who were registered members of the Company as of March 23, 2012. The payments of these dividends are financed out of available cash held by the Company, subsequent to the declaration of dividends to the Company by Zhengtu Information (Note 17). The dividends were paid on March 29 and April 5, 2012.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Basis of presentation and use of estimates
1)	Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of its assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, revenue recognition, acquired intangible assets and related goodwill, estimating the useful lives of long-lived assets and intangible assets, assessing the initial valuation of assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets, intangible assets and related goodwill, share-based compensation expenses, deferred tax assets and related valuation allowance, income tax uncertainties, provision for doubtful debts, impairment and valuation of all investment types. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates. Certain amounts previously reported have been reclassified to conform to the current year presentation.

Consolidation
2)	Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and its subsidiaries for which a subsidiary of the Company, Zhengtu Information, is the primary beneficiary. All transactions and balances between the Company, its subsidiaries, the VIE and its subsidiaries have been eliminated upon consolidation. Results of acquired subsidiaries are consolidated.

The Group has adopted Financial Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”), Consolidation: Overall. ASC 810-10 requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

PRC laws and regulations restrict foreign ownership to operate online games. In order to comply with these foreign ownership restrictions, the Company operates its online games in China through Giant Network, a variable interest entity, which is 75% owned by Mr. Yuzhu Shi, who is also a principal shareholder of the Company. Zhengtu Information has the unilateral right to control Giant Network, including its financial interests, through the following contractual arrangements which have been entered into amongst Zhengtu Information, Giant Network and its equity holders:

Online Games Software Sales and Licensing Agreements

Pursuant to the Online Games Software Sales and Licensing Agreements between Zhengtu Information, Jujia Network, Juhuo Network, Snow Wolf Software and Giant Network, Zhengtu Information, Jujia Network, Juhuo Network and Snow Wolf Software license their online game software to Giant Network in return for an upfront fee and royalty fees charged at fixed rates ranging from 24% to 65% of the game revenues derived from four game series, on a monthly basis. In addition, such royalty fee rates are adjustable at the sole discretion of Zhengtu Information, Jujia Network, Juhuo Network and Snow Wolf Software respectively. These agreements have indefinite terms and can only be terminated if both parties mutually agree in writing.

Exclusive Technical Consulting and Service Agreement

Pursuant to the Exclusive Technical Consulting and Service Agreement between Zhengtu Information and Giant Network, Zhengtu Information is to provide exclusive technical and consulting services in return for fees computed based on the total operating expenses incurred by Zhengtu Information and Giant Network plus a reasonable markup, which is also adjustable at the sole discretion of Zhengtu Information. This agreement is valid for ten years and is renewable at the sole discretion by Zhengtu Information. If Giant Network terminates such agreement subject to a six-month prior written consent from Zhengtu Information; however, Zhengtu Information is entitled to terminate all relevant agreements under the VIE arrangement and to demand Giant Network to pay a fixed-amount penalty equivalent to RMB20,000,000 in addition to the actual losses.

During the years ended December 31, 2009, 2010 and 2011, total fees charged under the agreements above totaled approximately RMB989,000,000, RMB1,135,000,000 and RMB1,474,000,000 (US$234,000,000), respectively, which represented substantially all of Giant Network’s operating profits for the years presented.

Power of Attorney

Pursuant to the Purchase Option and Cooperation Agreement, each of the equity holders of Giant Network has signed an irrevocable Power of Attorney to grant Zhengtu Information’s designee, Mr. Yuzhu Shi, the power to exercise all the voting rights of such shareholder in shareholders’ meeting, including but not limited to deciding to sale or transfer of all or part of such shareholder’s equity interests in, and appointing and selecting directors, general managers and other senior management of Giant Network. This agreement remains effective as long as the Purchase Option and Cooperation Agreement are effective.

Purchase Option and Cooperation Agreement

Pursuant to the Purchase Option and Cooperation Agreement and its supplementary agreements amongst Zhengtu Information and the equity holders of Giant Network, the equity holders of Giant Network granted Zhengtu Information or its designated party, an exclusive irrevocable option to purchase all or part of their equity interests, when and to the extent permitted under the PRC law, at an amount equal to RMB10,000,000 or the lowest price permitted by the PRC law. Giant Network cannot declare any profit distributions or grant loans in any forms without the prior written consent of Zhengtu Information. All funds received by the equity holders of Giant Network or their designees (including but not limited to dividends and loans) must be remitted in full to Zhengtu Information and Giant Network, respectively. If Giant Network or its equity holders commit a material breach of the Purchase Option and Cooperation Agreement or its supplementary agreements and fail to cure or remedy such breach, Zhengtu Information reserves the right to either terminate the agreement and demand the breaching party for compensation for all damages and losses, or to enforce the further performance of the agreement in addition to the claim for all damages and losses against the breaching party.

Share Pledge Agreement

Pursuant to the Share Pledge Agreement between Zhengtu Information and the equity holders of Giant Network, the equity holders of Giant Network have contemporaneously pledged all their equity interests in Giant Network to secure the payment obligations of Giant Network under the VIE agreements. This agreement is valid as long as the other VIE agreements are effective.

Letter of Financial Support

Pursuant to Letter of Financial Support, Zhengtu Information agreed to provide unlimited financial support to Giant Network during its operations and agreed to forego the right to seek repayment in the event that Giant Network is unable to repay such funding.

As of December 31, 2011, the share capital and accumulated losses of Giant Network was RMB10,000,000 (US$1,588,840) and RMB73,485,950 (US$11,675,742), respectively, as compared to RMB10,000,000 and RMB127,393,934, respectively, as of December 31, 2010.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and Giant Network through the irrevocable proxy agreement, whereby the equity holders of Giant Network has effectively assigned all of their voting rights underlying their equity interest in Giant Network to Zhengtu Information. In addition, through the other aforementioned agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of Giant Network through Zhengtu Information. Thus the Company is also considered the primary beneficiary of Giant Network through Zhengtu Information. Accordingly, Giant Network and its subsidiaries’ results are consolidated in the Company’s financial statements under Financial Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”), Consolidation: Overall.

In the opinion of management and the Company’s PRC counsel, (i) the ownership structure of the Company and Giant Network, through Zhengtu Information, are in compliance with existing PRC laws and regulations,(ii) the contractual arrangements with Giant Network and its shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

Even though the equity holders of Giant Network also hold equity interests in the Company, they may fail or cause Giant Network to fail to perform the obligations under the VIE agreements. The Company may have to incur substantial costs and expend efforts to enforce the Company’s rights under these agreements, where it has to rely on legal remedies under the PRC law.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with Giant Network, through Zhengtu Information, are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the new PRC laws and regulations. In the opinion of management and the Company’s PRC counsel, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with Giant Network is remote based on current facts and circumstances.

As of December 31, 2011 and 2010, the aggregate carrying amounts of the Company’s total assets and total liabilities of Giant Network and its subsidiaries were RMB706,478,031 (US$112,248,055) and RMB587,825,321 and RMB706,865,023 (US$ 112,309,542) and RMB574,594,639, respectively. There are no pledges or collateralization of Giant Network and its subsidiaries’ assets that can only be used to settle Giant Network and its subsidiaries’ obligations during the periods presented. For the periods presented, creditors of Giant Network and its subsidiaries do not have recourse to the general credit of the Company, who is also considered the primary beneficiary of Giant Network through Zhengtu Information, and as such, have been parenthetically presented on the face of the Company’s Consolidated Balance Sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to Giant Network during the periods presented.

The following table represents the overall contribution by our Giant Network, the VIE, and its subsidiaries as well as the Company and other entities within the Group to the Group’s total net income and total comprehensive income:

	For year ended December 31,
	2010	2011
	RMB	RMB
Net income (loss) attributable to the Company’s shareholders
Giant Network and its subsidiaries	1,091,837,769	1,515,790,079
The Company and other entities within the Group	(280,649,936)	(635,823,205)
Other comprehensive loss
Giant Network and its subsidiaries	—	—
The Company and other entities within the Group	(87,734,291)	(100,725,366)
Comprehensive income	723,453,542	779,241,508

In addition, Giant Network and its subsidiaries accounted for approximately RMB1,342,000,000 (US$213,222,000) net increase in cash and cash equivalents in 2011. Furthermore, as of December 31, 2011, Giant Network and its subsidiaries held cash and cash equivalents of approximately RMB93,600,000 (US$14,872,000), investments in equity investees of approximately RMB33,300,000 (US$5,291,000), other assets of approximately RMB579,600,000 (US$92,089,000) and other liabilities of approximately RMB706,900,000 (US$112,315,000), respectively.

Foreign currency translation and transactions
3)	Foreign currency translation and transactions

The Company’s, its BVI and Hong Kong subsidiary’s functional currency is the United States dollars (“US$”). The functional currency of the Company’s PRC subsidiaries is the Chinese Renminbi (“RMB”), based on the criteria of ASC subtopic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. The resulting realized and unrealized exchange gains and losses are included in the consolidated statements of operations and comprehensive income.

Convenience translation
4)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2939 on December 31, 2011 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Long-term Investment and Investments in equity investees
5)	Long-term Investment and Investments in equity investees

Long-term investment represents cost method investments. In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. The impairment charge was nil for the years ended December 31, 2009, 2010 and 2011.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall.

Where consolidation is not appropriate, the Company applies the equity method of accounting that is consistent with ASC 323 “Investments — Equity Method and Joint Ventures” to entities in which the Company holds either more than 20 percent or greater interest or  less than a 20 percent interest but has the ability to exercise significant influence over operating and financial policies; and in the cases of investments in limited partnerships in which the Company holds a three percent or greater interest. For investments other than those described above, the Company applies the cost method of accounting that is consistent with ASC 325 “Investments — Other”.

Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net income or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluated the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary

Cash, cash equivalents and short-term investments
6)	Cash, cash equivalents and short-term investments

Cash and cash equivalents represent cash on hand, demand deposits and money market fund placed with banks or other financial institutions. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents. All highly liquid investments with stated maturities of greater than 90 days but less than 365 days, are mainly fixed rate time foreign deposits that are classified as short-term investments which are stated at their approximate fair value.

The Company accounts for its investments in accordance to ASC subtopic 320-10 (“ASC 320-10”), Investments-Debt and Equity Securities: Overall. ASC 320-10 classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by the accounting standard for financial instruments. The Company has no securities that were bought and held principally for the purpose of selling them in the near term to which would be classified as trading securities.

The securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary using estimated fair values of the pledged collaterals or financial guarantees. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs.

When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment loss equal to the entire excess of the debt security’s amortized cost basis over its fair value is recognized at the balance sheet date.

Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected as a component of interest income.

Property and equipment
7)	Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years
Property	42 years

Fixed assets have an estimated residual equal to 5% of the original cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of a fixed asset are capitalized as an addition to the related asset. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any gain or loss reflected in the consolidated statements of operations and comprehensive income.

Intangible assets
8)	Intangible assets

The Group recognizes costs to develop its online game products in accordance with ASC subtopic 985 Software. Online game product development costs consist primarily of payroll, depreciation and other overhead expenses incurred by the Group to develop, maintain, monitor and manage the Group’s online gaming products. Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the online games have a proven ability to operate in an online game environment. Since the inception of the Group, the amount of online game development costs qualifying for capitalization as intangible assets was approximately RMB34,002,000 (US$5,402,000) and is being amortized over the estimated life of the corresponding online games.

Purchased software is stated at cost less accumulated amortization. Amortization is computed using the straight-line method over three years.

The intangible asset arising from the acquisition of a Snow Wolf Software consists of one online software game and was recorded at its fair value with a useful life of 4 years and will be amortized on a straight line basis over the useful life. The intangible assets arising from the Julun Network acquisition also consist of one online software game and were recorded at its fair value with an estimated useful life of 4 years, and will be amortized on a straight line basis over the useful life.

The Group recognizes website and internally used software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software. As such, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over their estimated expected life. Since the inception of the Group, the amount of property and equipment costs qualifying for capitalization has been insignificant and as a result those costs have been expensed as incurred.

Impairment of long-lived assets and intangible assets
9)	Impairment of long-lived assets and intangible assets

Long-lived assets, including intangible assets, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of the long lived assets by comparing the carrying amount to the estimated future undiscounted cash flow associated with the related assets. If the future net undiscounted cash flows are less than the carrying amount of the assets, the assets are considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the assets to their then estimated fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.

There were no indicators of impairment noted during the year ended December 31, 2011. The Group recorded an impairment loss associated with an online game and its related intellectual property rights amounting to RMB46,557,669 (Note 7) during the year ended December 31, 2010. The impairment loss recorded in year ended December 31, 2009 was nil.

Goodwill
10)	Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Group’s goodwill and acquisition related intangible assets outstanding at December 31, 2011 were related to the Group’s acquisition of two subsidiaries. In accordance with the provisions of ASC subtopic 350 (“ASC 350”), Goodwill and Other Intangible Assets, goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.

In accordance to ASC 350, the Company has assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined that it has one reporting unit, which is also its only reportable segment.

During the fourth quarter of 2011, the Company early adopted the principles as prescribed in Accounting Standards Update 2011-08 (ASU 2011-08), “Testing Goodwill for Impairment” issued by the FASB in order to complete its goodwill impairment test. In accordance with ASU 2011-08, the Company based its goodwill impairment testing on a qualitative assessment for its reporting units that carried a goodwill balance. The qualitative assessment included an in-depth analysis of many factors, including general economic conditions, industry and market conditions, a broad scope of financial factors, and the Company’s price of its ADS, as well as other drivers of a fair value analysis. As a result of the Company’s qualitative assessment, it was concluded that it was more-likely-than-not that the fair value of its reporting units was greater than its carrying value.

Prior to the adoption of ASU 2011-08, the performance of the annual impairment test involved a two-step process as required by ASC 350. The first step of the impairment test involved comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value was primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeded its estimated fair value, the Group would then be required to perform the second step of the goodwill impairment test to determine the amount of impairment loss, if any.

The second step requires that the fair value of the reporting unit be allocated to its underlying assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized as impairment loss.

No impairment losses were recognized for each of three years ended December 31, 2009, 2010 and 2011.

Available-for-sale investment
11)	Available-for-sale investment

The Company has designated its investment in convertible redeemable preferred shares (“Preferred Share”) of Five One Network Development Co., Ltd. (“51.com”) and Mobile Embedded Technology Inc. (“MET”) as available-for-sale in accordance with ASC320-10. Such available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to its estimated fair value. The new cost basis will not be adjusted for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in comprehensive income (loss) through a credit or charge to shareholders’ equity except for an other-than-temporary impairment, which would be charged to current period earnings.

Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings.

Held-to-maturity securities
12)	Held-to-maturity securities

The Company has designated its investment in Resources SZITIC Trust Co., Ltd. (“CR Trust”) for a period of five years as held-to-maturity in accordance with ASC320-10 as the Company has the intent and ability to hold the securities until maturity. Held-to-maturity investment securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Interest income from the held-to-maturity investment securities is recognized when earned. Premiums and discounts, if any, are amortized or accreted over the life of the related security as an adjustment to interest income using the effective-interest method.

Fair value of financial instruments
13)	Fair value of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, accounts receivable, certain other current assets, amounts due from related parties and research-and-development (“R&D”) entity partners, short-term investments, investments in available-for-sale securities, held-to-maturity investment, and payables and accrued expenses. Except for the Company’s investment in preferred shares, as of December 31, 2010 and 2011, the carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments. The carrying amount of our held-to-maturity investment is measured at amortized cost. The carrying amount of the Group’s available-for-sale investments were initially stated at fair value and subsequently re-measured and recorded at fair value at every year.

Other assets
14)	Other assets

Other assets represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are approximately 50 years.

Revenue recognition
15)	Revenue recognition

Online game revenue

The Group currently provides online game services in the PRC and recognizes revenue in accordance to the criteria of ASC subtopic 605 (“ASC 605”), Revenue Recognition when persuasive evidence of an arrangement exists, the service has been rendered, the sales price is fixed or determinable, and collectability is reasonably assured.

The Group operates Massively Multiplayer Online Role-Playing Games (“MMORPG”) under a free-to-play model. Under this model, players can access the games free of charge but may purchase game points for in-game premium features.

The Group sells prepaid cards, in physical or virtual forms, for its in-game premium features to distributors who in turn sell the prepaid cards to end customers. The prepaid game cards provide customers with a pre-specified number of game points for consumption. All prepaid cards sold to distributors require upfront advance cash payments. The Group also sells game points through online sales directly to end customers using their credit or debit cards, which is generally settled by the banks within one to two days. Proceeds from the sale of prepaid game cards from distributors and online sale of game points are initially recognized as an advance from distributors. These prepaid fees are reclassified to deferred revenue upon the end users’ online registration and conversion of the game points into the respective user accounts.

The Group’s end users are required to “activate” the prepaid game cards by using access codes and passwords to transfer the value of those cards to game points in their personal user accounts. The Group does not recognize revenue for game cards which are sold but not yet converted into game points and used by customers to purchase premium features as the Group is required to provide future services, in the form of in-game premium features, related to those cards or points. Deferred revenue is recognized as revenue over the estimated life span of the premium features purchased or as the premium features purchased with the game points are consumed. In-game premium features include virtual services and consumable virtual items and permanent virtual items. In terms of virtual services and consumable virtual items, revenue is recognized either ratably or upon consumption depending on whether services and items be recognized as time-based or usage-based. In terms of permanent virtual items, revenue is recognized over the estimated life span which is determined on the basis of historical player usage patterns and playing behaviors. When the estimated life span of certain permanent virtual items is unable to be reliably determined on the basis of historical paying player patters or behaviors, the related revenues would be recognized over the estimated game life span. Future usage patterns may differ from the historical usage patterns on which the Company’s revenue recognition policy is based. The Company is committed to continually monitoring its actual operational statistics and usage patterns of its online games and to comparing these actual statistics with its original estimates and to refining these estimates and assumptions when they are materially differed from the actual statistics.

Prepaid cards sold by the Group have an expiration period of two years, if not returned or activated, after which the Group could suspend the cards and will recognize the related advance from distributors and/or deferred revenue. The Group has implemented a return policy for distributors to return cards that are unsold six months after purchased from the Group. As of December 31, 2011, the Group has not received any returns. In addition, no refunds are allowed once game points have been transferred to the end users’ personal user accounts.

The Group sells prepaid game cards at a discount to its distributors. The Group accounts for such discounts in accordance with ASC subtopic 605-15 (“ASC 605-15”), Revenue: Product. Such discounts are initially accounted for as a reduction of deferred revenue. As a result, deferred revenue includes the value of activated discounted and undiscounted prepaid cards and game points, which are subsequently recognized as revenue on a weighted average basis when the Group provides future services in the form of premium features.

The Group also operates MMORPG under a pay-to-play model. Under this model, the Group receives subscription fees from distributors for the sale of time units, which allow end users to access its online game products. The distribution of time units to the end users typically is made by sales of prepaid game cards, in physical or virtual form. The prepaid game cards entitle the end users to access the Group’s online game products for a specified period of time in accordance with the Group’s published expiration policy. All subscription fees are deferred when received and revenue is recognized based upon the actual usage of time units by the end users, or at the point when the end users are no longer entitled to access the online game products in accordance with the Group’s published expiration policy.

Licensing revenue

The Group also receives royalty income from a third party incorporated in Taiwan, which was a related party prior to June 2009, in exchange for licensing ZT Online and providing related technical support. The license allows the operation of the games in Hong Kong, Taiwan, Macau, Singapore and Malaysia. The royalty fees are determined based on an agreed percentage of game points consumed by the players with accounts registered with the third party, net of applicable withholding tax, which becomes fixed or determinable at the time actual usage occurs. The related royalty income is recognized on a monthly basis, as the third party confirms its sales activity for the period. As a result of the foreign currency restrictions over the remittance of funds from Taiwan to the PRC to repay outstanding payables to the Group, beginning on October 1, 2008, such royalty income is recorded at the estimated fair value of the personnel services paid by the third party paid on behalf of the Group in accordance with the provisions of ASC subtopic 845-10 (“ASC 845-10), Nonmonetary Transactions: Overall.

The Group also licenses ZT Online to overseas third parties in Vietnam and Russia from 2009 and 2010, respectively. In 2011, the Group also licensed Golden land to overseas third parties in the United States and South Korea. The royalty income is determined based on an agreed upon percentage of game points consumed by the players with accounts registered with the game vendors, net of applicable withholding tax, which becomes fixed or determinable at the time actual usage occurs. The related royalty income is recognized on a monthly basis, as the game vendors confirm their sales activities for the period.

In 2009, the Company and Shenzhen Tencent Computer Systems Company Limited (“Tencent Computer” or “Tencent”) entered into a three year contract, ZT Online Green Edition — Online Software Cooperation Agreement (“Cooperation Agreement”) to attract more players to play ZT Online Green Edition from the Tencent QQ Game platform user base. Under the Cooperation Agreement, the Company receives royalty income in exchange for licensing ZT Online Green Edition, and service fees for providing servers, broadband resources and technical consulting services (collectively known as “IT services”). The Group accounts for the royalty income and service fees in accordance with ASC 985-605-25-3 Software Not Requiring Significant Production, Modification, or Customization. The royalty income and service fees are both determined based on an agreed upon percentage of game point revenue earned from players with accounts registered with Tencent. The royalty income is recognized as net revenue, upon receipt of a confirmation of sales activity from Tencent and all contingencies associated with royalty payments have been resolved and no remaining performance obligations exist. The service fees are contingent upon the future delivery of the IT services and game point revenue is earned from players with accounts registered with Tencent. Service fees are recognized on a straight-line basis commencing from the point in time at which the contingency has been resolved, over the remaining period of the Cooperation Agreement.

The Group’s VIE subsidiary is subject to a 5% business tax and related surcharges on the revenues earned from the sale of game points by Giant Network and are deducted from online game revenues. The Group’s PRC subsidiary, Zhengtu Information, is also subject to a 5% business tax and related surcharges on its royalty income earned and are deducted from overseas licensing income. Such business tax and related surcharges for the years ended 2009, 2010 and 2011 are RMB72,701,726, RMB 85,019,261 and RMB111,185,658 (US$17,665,622), respectively.

The Group does not defer any costs associated with the sale of its prepaid cards or game points.

Cost of services
16)	Cost of services

Cost of services consists primarily of payroll, depreciation and amortization, maintenance and rental of computer equipment, production costs for prepaid game cards, and other overhead expenses directly attributable to the provision of the Company’s online game services.

Cost of services also includes a 5% business tax, 3% (net) VAT and related surcharges on technical and consulting fees and royalty fees charged by the Group’s PRC subsidiaries, Zhengtu Information, Jujia Network, Juhuo Network and Snow Wolf Software to the Group’s VIE subsidiary, Giant Network. Such business tax, VAT and related surcharges for the years ended December 31, 2009, 2010 and 2011 are RMB39,066,834, RMB37,192,656 and RMB72,804,988 (US$11,567,548), respectively.

Advertising expenses
17)	Advertising expenses

Advertising costs are expensed when incurred as sales and marketing expenses and amounted to approximately RMB31,426,000, RMB65,297,000 and RMB105,308,000 (US$16,732,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

Research and product development expenses
18)	Research and product development expenses

Costs incurred for the development of online game products prior to the establishment of technological feasibility and costs incurred for maintenance after the online game products are available for marketing are expensed when incurred and are included in research and product development expenses.

Comprehensive Income
19)	Comprehensive Income

Comprehensive income is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income is reported in the consolidated statements of operations and comprehensive income and consolidated statements of changes in shareholders’ equity. Accumulated other comprehensive loss of the Company consists of the foreign currency translation adjustments and unrealized holding gains and losses of available-for-sale investments (net of any reclassification adjustments) and their corresponding deferred tax impact, if any.

Share-based compensation
20)	Share-based compensation

The Group’s employees participate in the Company’s 2006 and 2007 stock incentive plan including share options and restricted shares, which is more fully described in Note 19. In 2010, the Group granted restricted shares to employees. The Group accounts for its share-based payments pursuant to ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. According to ASC 718-10, all grants of share options to employees are recognized in the consolidated financial statements based on their grant date fair values. The Company’s share options and restricted shares are subject to graded vesting provisions. Fair value of share options is determined with the assistance of an independent third party valuation firm, using a binomial option pricing model derived by management. Fair value of restricted shares is determined by the fair market value at the grant day. The Group has elected to recognize compensation expense using the accelerated method for all share options and restricted shares with service conditions that have a graded vesting schedule.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent year if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any.

The Group records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity based Payment to Non-employees. For the awards granted to non-employees, the Group records compensation expense equal to the fair value of the share options at the service performance date. The fair value of the unvested share options is recalculated at each reporting date as the service agreements signed with the non-employees do not include significant disincentive for non-performance. There were no share options issued to non-employees during the years ended December 31, 2009, 2010, and 2011, respectively.

A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs and for unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Leases
21)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group has no capital leases for any of the years stated herein.

Income taxes
22)	Income taxes

The Group follows the liability method in accounting for income taxes in accordance to ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the year that includes the enactment date.

Accounting for uncertain income tax positions
23)	Accounting for uncertain income tax positions

The Group adopted ASC 740-10 (“ASC 740-10”), Income Taxes: Overall on January 1, 2007 which clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group did not incur a cumulative adjustment upon the adoption of ASC 740-10. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations and comprehensive income. As of and for the year ended December 31, 2011, the Company recorded an unrecognized tax benefit of RMB44,451,522 (US$7,062,636), which is mainly related to excess share-based compensation deductions.

Earnings per share
24)	Earnings per share

Earnings per share are calculated in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall. Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share are computed using the weighted average number of shares and dilutive equivalent shares outstanding during the period. Dilutive equivalent shares consist of ordinary shares issuable upon the exercise of stock options granted, with an exercise price less than the average fair market value for such period, using the treasury stock method. Dilutive equivalent shares are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

Financial incentives
25)	Financial incentives

Government financial incentives are recognized as income upon receipt (see Note 16) as there are no conditions or continuing performance obligations of the Company attached to any of the governmental financial incentives received.

Share Repurchase Program
26)	Share Repurchase Program

Pursuant to a Board of Directors’ resolution on December 24, 2007, the Company’s management is authorized to repurchase up to US$200 million of the Company’s ADSs (“Share Repurchase Plan 1”). This plan terminated in accordance with its terms on February 13, 2008 with a total of 17,484,100 ADSs repurchased on the open market, for a total consideration of US$200 million. During 2007 and 2008, the Company repurchased 1,429,100 ADSs and 16,055,000 ADSs, respectively, under this plan for a consideration of US$17.3 million and US$182.7 million, respectively.

On August 11, 2008, the Board of Directors unanimously authorized management to repurchase another up to US$150 million of the Company’s ADSs (“Share Repurchase Plan 2”). The Board of Directors also agreed to review the Company’s share repurchase program periodically, and to adjust the amount authorized for repurchase as necessary. During 2008 and 2009, the Company has repurchased 14,947,200 ADSs and 1,570,785 ADSs, respectively, under this plan for a consideration of US$97.8 million and US$9.2 million, respectively.

In August 2009, the Board of Directors terminated the Share Repurchase Plan 2 and approved a new share repurchase plan (“Share Repurchase Plan 3”), authorizing the Company to repurchase up to US$150 million of its ADSs. Under this share repurchase plan, the Company may repurchase its shares within one year, unless further extended or shortened by the Board of Directors, as prescribed under the board resolution and as defined by SEC regulations. No ADSs were repurchased under this plan.

In September 2011, the Board of Directors approved a new share repurchase plan (“Share Repurchase Plan 4”), authorizing the Company to repurchase up to US$50 million of its ADSs, under the same terms and provision as that of the Share Repurchase Plan 3 except for the effective period which is from September 2011 to September 2012. Under this share repurchase plan, the Company may repurchase its shares within one year. As of December 31, 2011, the Company has repurchased 932,972 ADSs under this plan for total consideration of US$3.6 million.

The Company accounted for those shares repurchase as Treasury Stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock (Pre-codification: Accounting Principles Board Opinion No. 6), and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to retire the treasury stock or use the treasury stock to settle the exercise of share options (Note 22), the difference between the original issuance price and the repurchase price is charged to retained earnings.

Segment reporting
27)	Segment reporting

The Group follows ASC subtopic 280 (“ASC 280”), Segment Reporting. The Group’s chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment through the provision of online gaming services. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, no geographical segments are presented.

Concentration of risk
28)	Concentration of risk

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, amounts due from related parties and R&D entity partners. As of December 31, 2010 and 2011, substantially all of the Group’s cash and cash equivalents and short-term fixed rate time deposits were held by Chinese major financial institutions located in the PRC and Hong Kong. Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that has come into effect on June 1, 2007, which contains a separate article expressly stating that the State Council promulgates implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law when necessary. Under the new Bankruptcy Law, a Chinese bank can go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. Since the global financial crisis began during the third quarter of 2008, the risk of bankruptcy of those banks in which the Group has deposits or investments has increased significantly. In the event of bankruptcy of one of these financial institutions, it may be unlikely to claim its deposits or investments back in full. The Group continues to monitor the financial strength of these financial institutions.

Amounts due from related parties and R&D entity partners are typically unsecured, interest free and without any fixed term of repayment. Any negative events or deterioration in financial well-being with respect to Group’s related parties and R&D entity partners may cause material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

The Company’s available-for-sale investments, 51.com and MET are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in shareholders’ equity (Note 12). The held-to-maturity investment in Resources SZITIE Trust Co., Ltd. (“CR Trust”) is secured and bears a fixed yield of 3% and a variable yield ranging from 14% and 19.5% per year with a maturity term of five years and an option for the holders to redeem after the end of three years from the date of establishment. The short-term held-to-maturity investment in China Railway Trust (“China Railway”) is secured, bears fixed yields of 9.1% per annum and has fixed maturity date. The principal amounts of China Railway is wholly guaranteed by the land use right and construction in progress of the project. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

Business and economic risk

The Group participates in a highly technical industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures from other online gaming companies; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or distributor relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

More than 90% of the Group’s revenues for the year ended December 31, 2009, 2010 and 2011 were primarily derived from a single online game. No individual customer (both distributor and end user) accounted for more than 10% of net revenues for the year ended December 31, 2009, 2010 and 2011.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions (Note 2.2). There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Currency convertibility risk

Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into U.S. dollar or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to U.S. dollar, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the U.S. dollar against RMB was approximately 3.3% in 2010 and 4.6% in 2011. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in U.S. dollars. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

Dividends
29)	Dividends

Dividends of the Company are recognized when declared. Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations.

Recent accounting pronouncements
30)	Recent accounting pronouncements

In May 2011, the FASB issued Accounting Standards Update 2011-04 (ASU 2011-04), “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 clarifies the application of existing fair value measurement and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The updated guidance is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. Management is in the process of assessing whether there would be a material impact of the provisions of ASU 2011-04 on the financial position, results of operations or cash flows of the Company.

In June 2011, the FASB issued Accounting Standards Update 2011-05 (ASU 2011-05), “Presentation of Comprehensive Income.” ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in shareholders’ equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. In December 2011, the FASB issued ASU 2011- 12 (ASU 2011-12), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. The provisions of ASU 2011-05 and ASU 2011-12 are not expected to have a material impact on the presentation of the Company’s consolidated financial statements.

In September 2011, the FASB issued Accounting Standards Update 2011-08 (ASU 2011-08), “Testing Goodwill for Impairment.” ASU 2011-08 is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. Although this standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, the Company has opted to early adopt it. The provisions of ASU 2011-08 did not have a material impact on the financial position, results of operations or cash flows of the Company.

ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Details of Company's Subsidiaries

Details of the Company’s subsidiaries are as follows:

Entities	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Subsidiaries:
Eddia International Group Limited (“Eddia International”)	July 26, 2006	British Virgin Islands (“BVI”)	100.00%	Investment holding
Shanghai Zhengtu Information Technology Co., Ltd. (“Zhengtu Information”)	September 6, 2006	PRC	100.00%	Online game development and maintenance
Giant Interactive (HK) Limited (“Giant HK”)	December 22, 2008	Hong Kong	100.00%	Investment holding
Zhuhai Zhengtu Information Technology Co., Ltd. (“Zhuhai Zhengtu”)	February 19, 2009	PRC	100.00%	Online game research and development
Hangzhou Snow Wolf Software Co., Ltd. (“Snow Wolf Software”)	Acquired on May 18, 2009	PRC	51.07%	Online game research and development
Shanghai Zhengduo Information Technology Co., Ltd. (“Zhengduo Information”)	July 8, 2009	PRC	100.00%	Online game development and maintenance
Shanghai Jujia Network Technology Co., Ltd. (“Jujia Network”)	October 20, 2009	PRC	51.00%	Online game research and development
Shanghai Juhuo Network Technology Co., Ltd. (“Juhuo Network”)	November 4, 2009	PRC	51.00%	Online game development and maintenance
Shanghai Juhe Network Technology Co., Ltd. (“Juhe Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Shanghai Juyan Network Technology Co., Ltd. (“Juyan Network”)	January 4, 2010	PRC	100.00%	Online game research and development
Chengdu Jufan Network Technology Co., Ltd. (“Jufan Network”)	March 29, 2010	PRC	51.00%	Online game research and development
Shanghai Zhengju Information Technology Co., Ltd. (“Zhengju Information”)	April 28, 2010	PRC	100.00%	Online game research and development
Shanghai Juquan Network Technology Co., Ltd. (“Juquan Network”)	May 19, 2010	PRC	51.00%	Online game research and development

Subsidiary	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Variable Interest Entity (the “VIE”)
Shanghai Giant Network Technology Co., Ltd. (“Giant Network”)	November 14, 2004	PRC	—	Internet content provider

Held directly by Giant Network:
Wuxi Giant Network Technology Co., Ltd. (“Wuxi Network”)	December 28, 2009	PRC	—	Online game research and development
Wuxi Tiema Network Technology Co., Ltd. (“Tiema Network”)	June 3, 2010	PRC	—	Online game research and development
Shanghai Juxin Network Technology Co., Ltd. (“Juxin Network”)	October 9, 2010	PRC	—	Online game research and development
Beijing Giant Glorious Mission Network Technology Co., Ltd. (“Beijing Giant”)	October 13, 2010	PRC	—	Online game research and development
Beijing Julun Network Information Technology Co., Ltd. (“Julun Network”)	Acquired on November 19, 2010	PRC	—	Online game research and development
Shanghai Haoji Network Technology Co., Ltd. (“Haoji Network”)	Acquired on November 24, 2010	PRC	—	Online game research and development
Wuxi Tiequan Network Technology Co., Ltd. (“Tiequan Network”)	May 23, 2011	PRC	—	Online game research and development

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Overall Contribution by Giant Network, VIE, and Its Subsidiaries as well as Company and Other Entities within Group to Group's Total Net Income and Total Comprehensive Income

The following table represents the overall contribution by our Giant Network, the VIE, and its subsidiaries as well as the Company and other entities within the Group to the Group’s total net income and total comprehensive income:

	For year ended December 31,
	2010	2011
	RMB	RMB
Net income (loss) attributable to the Company’s shareholders
Giant Network and its subsidiaries	1,091,837,769	1,515,790,079
The Company and other entities within the Group	(280,649,936)	(635,823,205)

	811,187,833	879,966,874
Other comprehensive loss
Giant Network and its subsidiaries	—	—
The Company and other entities within the Group	(87,734,291)	(100,725,366)

	(87,734,291)	(100,725,366)

Comprehensive income	723,453,542	779,241,508

Estimated Useful Lives for Depreciation Computed Using Straight-line Method

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years
Property	42 years

SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Short-term Investments

Short-term investments consisted of the following as of December 31, 2010 and December 31, 2011:

	000000000000	000000000000	000000000000	000000000000
	December 31, 2011
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value	Estimated Fair Value
	(RMB)	(RMB)	(RMB)	(US$)

Held-to-maturity securities
- Fixed rate time deposits	319,774,660	—	319,774,660	50,807,077
- Investment contract
- China Railway Trust (3)	600,000,000	—	600,000,000	95,330,399

Total short-term investments	919,774,660	—	919,774,660	146,137,476

	000000000000	000000000000	000000000000
	December 31, 2010
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value
	(RMB)	(RMB)	(RMB)

Held-to-maturity securities
- Fixed rate time deposits	1,403,362,000	—	1,403,362,000
- Investment contract
- New China Trust (1)	500,000,000	—	500,000,000
- Shanghai Lingang and Anhui Hailuo (2)	1,350,000,000	—	1,350,000,000

Total short-term investments	3,253,362,000	—	3,253,362,000

(1)	On August 21, 2009, the Group entered into a two year investment contract amounting to RMB500,000,000 with a fixed quarterly yield of 1.5% (6% per annum) with new China Trust. The investment contract is secured by 45,040,000 A-shares of Shanghai Pudong Development Bank (“PDB”), a company listed on the Shanghai Stock Exchange. Management has accounted for this investment as short-term investment held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimated remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010. Proceeds with respect to this investment have been received by the Group on the maturity date of August 21, 2011.
(2)	On December 24, 2010, the Company entered into investment contracts with Shanghai Lingang and Anhui Hailuo amounting to RMB850,000,000 and RMB500,000,000, respectively, with fixed interests of 4.0% and 4.2% per annum, respectively and maturity of 150 days and 157 days, respectively. The principal amounts of the Shanghai Lingang and Anhui Hailuo investment contracts are wholly guaranteed by China Minsheng Banking Corp. Ltd, a company that is listed on both the Shanghai and Hong Kong Stock Exchange. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimated remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010. Proceeds with respect to these investments have been received by the Group on May 30, 2011.
(3)	On November, 2011, the Company invested in a real estate project of Zhonghang WanKe Co., Ltd. through China Railway Trust amounting to RMB600,000,000 (US$95,330,399), with an expected annual interest rate of 9.1%, and maturity of one year. The principal amounts of the investment contracts are wholly guaranteed by the land use right and construction in progress of the project. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost. There was no impairment indicators present associated with these investment contracts at December 31, 2011.

PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Prepaid expenses (1)	9,934,564	10,658,844	1,693,520
Staff advances (2)	6,768,392	5,012,447	796,398
Advances to suppliers	12,081,460	4,046,085	642,858
Rental deposits	1,814,117	1,985,049	315,393

Prepaid game distribution license fee (3)	12,914,265	14,392,878	2,286,798
Tax receivable	950,286	2,333,537	370,762
VAT refundable	22,705,555	24,802,871	3,940,779
Interest receivable	18,792,361	6,721,682	1,067,968
Proceeds receivable on deconsolidation of a subsidiary (4)	28,625,000	28,625,000	4,548,054
Advances to shareholder of Huayi Giant Information	7,500,000	7,500,000	1,191,630
Others	10,641,408	5,873,435	933,194

Total	132,727,408	111,951,828	17,787,354

(1)	Prepaid expenses mainly relate to prepayments for insurance fee and Internet Data Center (“IDC”) services or space rental and facilities.
(2)	Staff advances mainly relate to cash advances given to certain employees for use during business operations and are recognized as sales and marketing expenses when expensed.
(3)	In January 2010, and February 2010, respectively, the Group entered into agreements with third parties to license online games. As part of the agreements, the Group is required to make upfront payments for the licenses. As of December 31, 2011, the Group has paid RMB14,392,878 (US$2,286,798) in upfront payments, which is being recorded as a prepaid game distribution license fee.
(4)	The Group had a receivable due from the shareholder of Huayi Giant Information amounting to RMB 28,625,000 (US$4,548,054) due to the disposition of Huayi Giant Information in 2010. According to the disposition agreement, the settlement of the remaining consideration is subject to the completion of legal and administrative procedures by Huayi Giant Information, including obtaining of an Internet Content Provider certificate, Internet Publishing License and Internet Operation License.

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property and equipment and their related accumulated depreciation

Property and equipment and their related accumulated depreciation as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Computer equipment	276,843,360	320,195,440	50,873,932
Leasehold improvements	927,186	2,159,574	343,121
Furniture and fixtures	18,449,740	21,534,695	3,421,518
Motor vehicles	4,669,096	4,669,096	741,845
Property	—	211,497,878	33,603,629

	300,889,382	560,056,683	88,984,045
Less: Accumulated depreciation	(157,603,079)	(210,388,776)	(33,427,410)

Property and equipment, net	143,286,303	349,667,907	55,556,635

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets and Related Accumulated Amortization

Intangible assets and their related accumulated amortization as of respective balance sheet date:

	As of December 31, 2011
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value	Net Carrying Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)

Online game product development costs	34,001,748	(19,184,411)	—	—	14,817,337	2,354,238
Purchased software	55,720,779	(45,454,037)	—	—	10,266,742	1,631,221
Acquired software from acquisition of subsidiaries	1,624,891	(260,254)	—	—	1,364,637	216,819
Intangible assets, net	91,347,418	(64,898,702)	—	—	26,448,716	4,202,278

	As of December 31, 2010
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)

Online game product development costs	28,745,846	(10,074,220)	—	—	18,671,626
Purchased software	50,575,054	(36,775,426)	—	—	13,799,628
Acquired software from acquisition of subsidiaries	1,624,891	(141,429)	—	—	1,483,462
KOK 3 game software	80,073,005	(8,515,336)	(46,557,669)	(25,000,000)	—
Intangible assets, net	161,018,796	(55,506,411)	(46,557,669)	(25,000,000)	33,954,716

Estimated Annual Amortization Expense

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	(RMB)	(US$)
For the years ending December 31,
2012	11,079,577	1,760,367
2013	8,671,209	1,377,716
2014	3,748,707	595,610
2015	1,856,488	294,966
2016	1,080,202	171,627

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill

Goodwill is comprised of the following:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Goodwill from the acquisition of Snow Wolf Software	6,224,587	6,224,587	988,987
Goodwill from the acquisition of Julun Network	15,977,373	15,977,373	2,538,549

Balance as of December 31	22,201,960	22,201,960	3,527,536

INVESTMENT IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments
Summary of Investment in Equity Investees

	At December 31, 2010			Increased (decreased) during the year ended December 31, 2011		At December 31, 2011
	Cost of Investments (RMB)	Share of equity income (RMB)	Investment in equity investees (RMB)	Cost of investments (RMB)	Share of equity income (RMB)	Cost of investments (RMB)	Share of equity income (RMB)	Investment in equity investees (RMB)	Investment in equity investees (US$)

Tonghua	3,000,000	(648,106)	2,351,894	—	(1,083,151)	3,000,000	(1,731,257)	1,268,743	201,583
Huayi Giant Information	32,774,051	—	32,774,051	(4,782)	538,265	32,769,269	538,265	33,307,534	5,292,034
Juxi Network (Note 4)	—	—	—	6,128,039	(163,888)	6,128,039	(163,888)	5,964,151	947,608
Juxian Network (Note 4)	—	—	—	1,319,023	(1,191,127)	1,319,023	(1,191,127)	127,896	20,321
Yunfeng Fund (1)	—	—	—	317,050,000	(6,318,100)	317,050,000	(6,318,100)	310,731,900	49,370,326

Total	35,774,051	(648,106)	35,125,945	324,492,280	(8,218,001)	360,266,331	(8,866,107)	351,400,224	55,831,872

(1)	In September 2011, the Company invested an aggregate amount of RMB317,050,000 (US$50,374,172) in Yunfeng Fund as a Limited Partner, where it has a term of 10 years, with an option to extend for another two years. Given the Company holds more than three percent interest in Yunfeng Fund and the significance of this investment, the investment is accounted for under the equity method as prescribed in ASC323-10. As of and for the year ended December 31, 2011, the total assets, liabilities and operating loss of Yunfeng fund are RMB3,051,110,433 (US$484,772,626), RMB89,687,234 (US$14,249,866) and RMB63,008,814 (US$10,011,092), respectively.

Equity Method Investee
Summary of Investment in Equity Investees

Name of the Equity Investees	Equity Interest Owned by the Company
	At December 31, 2010	At December 31, 2011

Shanghai Tonghua Network Technology Co., Ltd. (“ Tonghua”)	30.00%	30.00%
Beijing Huayi Giant Information Technology Co., Ltd. (“Huayi Giant Information”)	34.00%	34.00%
Juxi Network		41.98%
Juxian Network		40.80%
Yunfeng E-commerce A Fund, L.P. and Yunfeng E -Commerce B Fund, L.P. (Collectively known as the “Yunfeng Fund”)		10.42%

LONG-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2011
Long-term Investment

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Shanghai Ruichuang Network Technology Co., Ltd. (1)	20,495,239	20,495,239	3,256,366
Beijing Innovation Works Development Fund	—	9,000,000	1,429,956

Total	20,495,239	29,495,239	4,686,322

(1)	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd’s ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2010 and 2011. This investment was subsequently sold in February 2012 with net proceeds of approximately RMB20,800,000 (US$3,305,000).

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Details of other assets

The other assets as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Land use right	85,239,597	85,239,597	13,543,208
Deposit for purchase for office building	18,921,000	—	—
Accumulated amortization	(2,318,517)	(4,057,405)	(644,657)

Other asset, net	101,842,080	81,182,192	12,898,551

PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
Payables and Accrued Expenses

Payables and accrued expenses consist of the following:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Payroll and welfare payables	53,966,217	54,073,187	8,591,364
Business tax, related surcharges and other taxes	35,985,994	43,899,929	6,974,996
Other payables
- Property and equipment and intangible assets	2,488,295	7,653,313	1,215,989
- stock option (1)	4,675,495	11,753,633	1,867,464
Accrued expenses	27,384,398	51,905,425	8,246,941
Customer deposit	8,000,000	—	—
Professional fee accruals	7,627,340	—	—
Others	4,308,283	2,325,398	369,470

Total	144,436,022	171,610,885	27,266,224

(1)	Starting from 2008, the Company used a broker to facilitate the cashless exercise of share options by employees which results in the Group receiving stock options proceeds from the broker and a related pass through proceeds amount due to employees, which is recorded within other payables.

NON CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Carrying Amounts of Subsidiaries Consolidated by Group and Non Controlling Interests

A reconciliation of the carrying amounts of subsidiaries consolidated by the Group and the non controlling interests is as follows:

	December 31, 2010		December 31, 2011
	Group	Non controlling Interests	Group	Non controlling Interests
	(RMB)	(RMB)	(RMB)	(RMB)

Beginning balance	5,047,654	7,608,607	12,460,938	14,782,829
Equity	11,059,685	10,737,017	11,910,070	836,998
Huayi Giant Information	21,250,000	3,750,000	—	—
Deconsolidation of Huayi Giant Information	(21,250,000)	(3,750,000)	—	—
Deconsolidation of Juxi Network (Note 4)	—	—	(1,134,893)	(1,091,241)
Deconsolidation of Juxian Network (Note 4)	—	—	(1,319,023)	(1,067,296)
Consolidation of Juyan Network (1)			(1,927,203)	(1,855,246)
Dividend declared by Jujia Network	—	—	(12,750,000)	(12,250,000)
Net (loss) income	(3,646,401)	(3,562,795)	28,292,434	26,428,994

Ending balance	12,460,938	14,782,829	35,532,323	25,785,038

Ending balance (US$)			5,645,518	4,096,830

(1)	In January 2011, Zhengduo Information acquired the remaining 49% equity interest of Juyan Network at a consideration of RMB approximately 3,500,000 (US$556,000). Subsequent to this acquisition, Juyan Network becomes a wholly-owned subsidiary of Zhengduo Information. This was accounted for as an equity transaction, where the difference between the fair value of the purchase consideration and the carrying amount of non-controlling interest of approximately RMB1,600,000 (US$ 254,000) was recorded as additional paid-in capital.

INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
Income Before Income Tax Expenses

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	For the year ended December 31,
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

PRC	936,154,635	881,077,042	1,229,776,487	195,391,805
Non-PRC	7,924,628	16,518,504	37,215,603	5,912,964

Total	944,079,263	897,595,546	1,266,992,090	201,304,769

Income Tax Expenses

Income tax expenses consist of:

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

Current income taxes	83,328,105	121,303,259	268,076,187	42,593,017
Deferred income tax (benefits)/expenses	1,731,905	(31,980,857)	84,302,034	13,394,244

Taxation for the year	85,060,010	89,322,402	352,378,221	55,987,261

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate for CIT

A reconciliation of the differences between the statutory tax rate and the effective tax rate for CIT is as follows:

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)
Expected taxation at PRC CIT statutory rate of 25%	236,019,816	224,398,887	316,748,023	50,326,193
Favorable tax rate	(49,059,531)	(25,488,282)	(130,226,808)	(20,690,956)
Tax holiday	(71,351,432)	(105,110,278)	(12,694,680)	(2,016,982)
Non-deductible expenses (non-taxable income), net	(4,718,414)	7,679,477	3,904,248	620,323
Additional 50% tax deduction for qualified research and development expenses	(10,380,859)	(15,257,615)	(18,935,961)	(3,008,621)
Tax exempted VAT refund	(12,779,323)	—	—	—
Change in valuation allowance	—	—	2,885,413	458,446
Deferred tax benefits on future tax rate difference	(2,670,247)	(3,659,750)	(58,833,362)	(9,347,680)
One-time withholding tax accrual for dividend	—	—	259,415,894	41,217,035
Provision-to-return adjustment	—	6,759,963	(9,884,546)	(1,570,497)

Taxation for the year	85,060,010	89,322,402	352,378,221	55,987,261

Benefit of Tax Holiday Per Basic and Diluted Earnings Per Share

The benefit of tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

Basic	0.32	0.46	0.05	0.01
Diluted	0.30	0.45	0.05	0.01

Tax Effects of Temporary Differences that Give Rise to Deferred Tax

The tax effects of temporary differences that give rise to deferred tax at December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Current deferred tax assets
Deferred revenue and advance from distributors	77,208,660	151,140,044	24,013,734
Accrued expenses	12,142,057	18,344,188	2,914,598
Allowance for doubtful debt	1,127,960	611,274	97,122
Share-based compensation expense	8,117,107	5,036,662	800,245
Tax loss	7,149,387	7,532,367	1,196,773
Less: valuation allowance	—	(2,885,413)	(458,446)

Net current deferred tax assets	105,745,171	179,779,122	28,564,026

Non-current deferred tax assets
Intangible assets amortization	11,069,031	11,357,297	1,804,492
Share-based compensation expense	2,076,457	2,826,219	449,041
Deferred revenue	—	2,916,666	463,412

Net non-current deferred tax assets	13,145,488	17,100,182	2,716,945

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Current deferred tax liabilities
Intangible assets amortization	624,770	—	—
Deferred revenue	—	2,408,961	382,746
Withholding tax	—	145,810,671	23,166,982

Net current deferred tax liabilities	624,770	148,219,632	23,549,728

Non-current deferred tax liabilities
Intangible assets amortization	186,496	298,980	47,503
Upfront fee amortization	—	14,583,333	2,317,058

Net non-current deferred tax liabilities	186,496	14,882,313	2,364,561

Activity Related to Group's Unrecognized Tax Benefits

The following table summarizes the activity related to the Group’s unrecognized tax benefits from January 1, 2010 to December 31, 2011:

RMB
Balance as of January 1, 2010	9,955,138
Increases related to current year tax positions	4,803,660

Balance as of December 31, 2010 and January 1, 2011	14,758,798
Increases related to current year tax positions	29,692,724

Balance as of December 31, 2011	44,451,522

Balance as of December 31, 2011 (US$)	7,062,636

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Computation of Basic Earnings Per Share and Diluted Earnings Per Share

Computation of basic earnings per share and diluted earnings per share are as follows:

	December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

Numerator:
Net income attributable to ordinary shareholders	859,313,746	811,187,833	879,966,874	139,812,655
Numerator for basic earnings per share	859,313,746	811,187,833	879,966,874	139,812,655
Numerator for diluted earnings per share	859,313,746	811,187,833	879,966,874	139,812,655

Denominator:
Number of shares outstanding, opening	227,018,426	226,819,007	228,019,412	228,019,412
Weighted average number of shares issued	726,931	489,847	4,104,619	4,104,619
Weighted average number of shares repurchased	(1,467,130)	—	(119,152)	(119,152)

Weighted average number of shares outstanding – basic	226,278,227	227,308,854	232,004,879	232,004,879
Dilutive effect of share options	7,682,329	6,619,546	—	—

Weighted average number of shares outstanding – diluted	233,960,556	233,928,400	232,004,879	232,004,879

SHARE OPTION AND RESTRICTED SHARE SCHEME (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values of Restricted Shares Granted to Employees

The fair values of restricted shares granted to employees were estimated using the following weighted average assumptions:

	Granted in 2010	Granted in 2011

Risk-free interest rates	0.46%-2.61%	0.14%-0.93%
Expected dividend yield	5%	5%
Fair value of restricted shares	RM44.04 to RMB49.27	RMB17.39 to RMB22.62

Fair Values of Stock Options Granted to Employees were Estimated Using Following Weighted Average Assumptions

The fair values of stock options granted to employees were estimated using the following weighted average assumptions:

	Granted in 2009	Granted in 2011

Suboptimal exercise factor	1.5	1.5
Risk-free interest rates	2.94%	3.42%
Expected volatility	60.40	50.98
Expected dividend yield	2.5%	2.5%
Fair value of share option	RMB17.35 to RMB22.37	RMB15.75 to RMB19.85
Estimated forfeiture rate	2% per annum	2% per annum

Company's Restricted Shares Activity under 2007 Stock Incentive Scheme

The following table summarized the Company’s restricted shares activity under 2007 Stock Incentive Scheme:

	Number of restricted shares	Weighted average grant date fair value (USD)

Outstanding, December 31, 2010 and January 1, 2011	777,000	5,440,896
Granted	12,670,000	40,299,824
Exercised	(155,400)	(1,149,096)
Forfeited/Cancelled	(136,000)	(945,200)
Outstanding, December 31, 2011	13,155,600	43,646,424

Vested and expected to vest as of December 31, 2011	12,382,299	41,166,971

Company's Share Option Activity

The following table summarizes the Company’s share option activity as of and for the year ended December 31, 2010 and 2011.

	Number of options	Weighted average exercise price(USD)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (USD)

Outstanding, December 31, 2010 and January 1, 2011	11,385,629	2.80	2.95	49,161,052
Granted	60,000	6.71	—	—
Exercised	(7,993,119)	2.50	—	—
Forfeited/Cancelled	(260,560)	4.92	—	—

Outstanding, December 31, 2011	3,191,950	2.69	2.61	4,446.298

Vested and expected to vest at December 31, 2011	3,128,111	2.69	2.61	4,357.372

Exercisable at December 31, 2011	2,187,850	2.68	2.36	3,070.057

Stock Option
Components of Share-based Compensation Expense in Absolute Amount and as Percentage of Net Revenue

The following table sets forth the components of share-based compensation expense for share options issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,303,835,447	1,332,815,451	1,792,217,309	284,754,652	100%

Cost of services	1,245,984	612,529	562,225	89,329	0.03%
Research and product development expenses	9,573,183	6,664,626	2,269,898	360,650	0.13%
Sales and marketing expenses	1,139,408	60,891	199,684	31,727	0.01%
General and administrative expenses	18,616,815	14,532,565	7,901,262	1,255,384	0.44%

Total share-based compensation included in cost of services and total operating expenses	30,575,390	21,870,612	10,933,069	1,737,090	0.61%

Restricted Stock
Components of Share-based Compensation Expense in Absolute Amount and as Percentage of Net Revenue

The following table sets forth the components of share-based compensation expense for restricted shares issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,303,835,447	1,332,815,451	1,792,217,309	284,754,652	100%

Cost of services	—	1,180,570	1,797,223	285,550	0.10%
Research and product development expenses	—	7,994,861	11,771,687	1,870,333	0.66%
Sales and marketing expenses	—	368,900	518,445	82,373	0.03%
General and administrative expenses	—	1,874,274	4,314,757	685,546	0.24%

Total share-based compensation included in cost of services and total operating expenses	—	11,418,604	18,402,112	2,923,802	1.03%

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
Principal Related Parties

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related party	Relationship with the Group

Shanghai 51 network development Co., Ltd. (“51 Network”)	A VIE of 51.com invested by Giant Interactive

Yangxun Computer Technology (Shanghai) Co. Ltd.	A VIE of MET invested by Giant Interactive

Prexton Investment Ltd., (“Prexton Investment”)	Company with the same key senior executive of the Company

Shanghai Jiante Biotechnology Co., Ltd.(“Shanghai Jiante”)	Company controlled by Mr. Shi Yuzhu

Huayi Giant Information	Equity investee

Juxian Network	Equity investee

Juxi Network	Equity investee

Union Sky Holding Group Limited (“Union Sky”)	Company’s shareholder

Significant Related Party Transactions

Significant related party transactions were as follows:

	For the year ended December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Technical service fee paid to 51 network	(12,789)	—	—
Other revenue from 51 network	—	445,580	70,796
Rental fee to Prexton Investment	(3,592)	—	—
Rental fee to Shanghai Jiante	(3,180,000)	(12,000,000)	(1,906,608)
Advances to Huayi Giant Information	25,000,000	—	—
Royalty fee charged by Huayi Giant Information	—	(18,485,392)	(2,937,033)
Technical service fee charge by Huayi Giant Information	—	(7,500,000)	(1,191,630)
Other service fee from Huayi Giant Information	—	4,354,136	691,803
Payment of individual income tax related to the exercise of share options by Juxian Network	—	(374,213)	(59,456)
Technical service fee charge from Juxian Network	—	3,039,202	482,881
Prepayment to Shanghai Jiante (1)	—	958,800,000	(152,337,978)
Repayment from Union Sky (1)	—	(958,800,000)	152,337,978
Interest income from Union Sky (1)	—	21,471,866	3,411,536
Licensing income from Yangxun	—	1,200,000	190,661
Marketing expense charged by Yangxun	—	(1,080,200)	(171,626)

(1)	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 (US$152,337,978) in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866 (US$3,411,536), which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.

Due from Related Parties

Due from related parties as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)
Receivable from:
-Huayi Giant Information	25,000,000	23,642	3,757
-Juxi Network	—	16,863	2,679
-Juxian Network	—	3,369,609	535,377

Total	25,000,000	3,410,114	541,813

Due to Related Party	Due to a related party as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)
Payable to:
-Juxian Network	—	540,345	85,852

Total	—	540,345	85,852

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments for Non-cancelable Operating Leases

Future minimum lease payments for non-cancelable operating leases as of December 31, 2011 are as follows:

	Office premises	Computer equipment	Total
	(RMB)	(RMB)	(RMB)	(US$)

2012	4,656,953	12,310,520	16,967,473	2,695,860
2013	3,170,626	—	3,170,626	503,762
2014	1,498,958	—	1,498,958	238,160

Total	9,326,537	12,310,520	21,637,057	3,437,782

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2011
Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)

Available-for-sale investments	—	—	386,851,118	386,851,118	61,464,453

Total	—	—	386,851,118	386,851,118	61,464,453

	Fair Value Measurement at December 31, 2010 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2010
	(RMB)	(RMB)	(RMB)	(RMB)

Available-for-sale investments	—	—	423,302,661	423,302,661

Total	—	—	423,302,661	423,302,661

Valuation of Available-for-Sale Investments

The following table summarizes the valuation of the available-for-sale investments:

Amount
(RMB)
Fair value of available-for-sale investment as at January 1, 2010	450,966,634
Unrealized gain in fair value of Series A Preferred Shares in MET (see Note 12)	(73,032)
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 12)	(14,467,019)
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(13,123,922)

Fair value of available-for-sale investment as at December 31, 2010	423,302,661

Unrealized loss in fair value of Series A Preferred Shares in MET (see Note 12)	4,893,132
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 12)	(20,890,689)
Transfer in and/or out of Level 3
Effect of exchange rate change	(20,453,986)

Fair value of available-for-sale investment as at December 31, 2011	386,851,118

Fair value of available-for-sale investment as at December 31, 2011 (US$)	61,464,453

Assets Measured at Fair Value on Non-recurring Basis

Assets measured at fair value on a non-recurring basis are summarized as below:

	Fair Value at December 31, 2010	Total impairment loss recognized for the year ended December 31, 2010	Fair Value at December 31, 2011	Total impairment loss recognized for the year ended December 31, 2011
	(RMB)		(RMB)	(RMB)

Acquired intangible assets-software	1,146,029	—	—	—
Goodwill	15,977,373	—	—	—
KOK 3 game software	—	46,557,669	—	—

Five One Network Development Co.Ltd | Series C Preferred Stock
Fair Value of Preferred Shares Estimated Assumptions

The fair value of the Series C Preferred Share of 51.com was estimated using the following assumptions:

	December 31,
	2010	2011

Risk-free interest rates	1.27%	0.72%
Expected volatility	38.04%	50.92%
Probabilities of different scenarios:
- IPO	50%	25%
- Liquidation	25%	25%
- Redemption	25%	50%

Mobile Embedded Technology Inc | Series A Preferred Stock
Fair Value of Preferred Shares Estimated Assumptions

The fair value of the MET’s Series A Preferred Shares was estimated using the following assumptions:

	December 31,
	2010	2011

Risk-free interest rates	1.87%	0.35%
Expected volatility	61.71%	52.36%
Probabilities of different scenarios:
- IPO	50%	—
- Liquidation	25%	25%
- Redemption	25%	75%

Details of Company's Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2011
Eddia International Group Limited
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Jul 26, 2006
Place of incorporation/ establishment	British Virgin Islands ("BVI")
Percentage of shareholding/ ownership	100.00%
Principal activities	Investment holding
Shanghai Zhengtu Information Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Sep 6, 2006
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game development and maintenance
Giant Interactive (HK) Limited
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Dec 22, 2008
Place of incorporation/ establishment	Hong Kong
Percentage of shareholding/ ownership	100.00%
Principal activities	Investment holding
Zhuhai Zhengtu Information Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Feb 19, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game research and development
Hangzhou Snow Wolf Software Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	May 18, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.07%
Principal activities	Online game research and development
Shanghai Zhengduo Information Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Jul 8, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game development and maintenance
Shanghai Jujia Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct 20, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Juhuo Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov 4, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game development and maintenance
Shanghai Juhe Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov 4, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Juyan Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Jan 4, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game research and development
Chengdu Jufan Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Mar 29, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Zhengju Information Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Apr 28, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game research and development
Shanghai Juquan Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	May 19, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Giant Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov 14, 2004
Place of incorporation/ establishment	PRC
Principal activities	Internet content provider
Wuxi Giant Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Dec 28, 2009
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development
Wuxi Tiema Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Jun 3, 2010
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development
Shanghai Juxin Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct 9, 2010
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development
Beijing Giant Glorious Mission Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct 13, 2010
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development
Beijing Julun Network Information Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov 19, 2010
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development
Shanghai Haoji Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov 24, 2010
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development
Wuxi Tiequan Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	May 23, 2011
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development

ORGANIZATION AND NATURE OF OPERATIONS - Additional Information (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	May 31, 2011 Wuxi Tiequan Network Technology Co Ltd USD ($)	May 31, 2011 Wuxi Tiequan Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Zhengduo Information Technology Co Ltd	Jan. 31, 2011 Shanghai Zhengduo Information Technology Co Ltd USD ($)	Jan. 31, 2011 Shanghai Zhengduo Information Technology Co Ltd Shanghai Juyan Network Technology Co Ltd CNY	Jan. 31, 2011 Shanghai Zhengduo Information Technology Co Ltd Shanghai Juyan Network Technology Co Ltd Previously owned	Aug. 15, 2011 Shanghai Zhengduo Information Technology Co Ltd Shanghai Zhengju Information Technology Co Ltd USD ($)	Aug. 15, 2011 Shanghai Zhengduo Information Technology Co Ltd Shanghai Zhengju Information Technology Co Ltd CNY	Dec. 31, 2011 Giant Interactive (HK) Limited	Sep. 14, 2011 Giant Interactive (HK) Limited Shanghai Zhengju Information Technology Co Ltd USD ($)	Sep. 14, 2011 Giant Interactive (HK) Limited Shanghai Zhengju Information Technology Co Ltd CNY	May 31, 2011 Giant Interactive (HK) Limited Wuxi Tiequan Network Technology Co Ltd	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	May 31, 2011 Shanghai Giant Network Technology Co Ltd Wuxi Giant Network Technology Co Ltd	May 31, 2011 Wuxi Giant Network Technology Co Ltd Wuxi Tiequan Network Technology Co Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of shareholding/ ownership purchased								49.00%
Percentage of shareholding/ ownership						100.00%		100.00%	51.00%			100.00%			25.80%			50.60%	51.00%
Consideration of equity interest							$ 556,000	3,500,000
Number of individual investors				7	7
Equity interest total investment				48,000	300,000
Equity interest investment	55,831,872	351,400,224	35,125,945							4,608,000	29,000,000					5,291,000	33,300,000
Investment retrieved													$ 159,000	1,000,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	12 Months Ended						12 Months Ended				12 Months Ended														1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($) Year Entity Segment	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY Entity	Dec. 31, 2009 CNY Entity	Dec. 31, 2010 USD ($)	Dec. 31, 2008 CNY	Dec. 31, 2011 Land Use Rights Year	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2009 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Business Tax	Dec. 31, 2011 VAT and related surcharges	Dec. 31, 2011 Advertising Expense USD ($)	Dec. 31, 2011 Advertising Expense CNY	Dec. 31, 2010 Advertising Expense CNY	Dec. 31, 2009 Advertising Expense CNY	Dec. 31, 2010 KOK3 game software CNY	Dec. 31, 2009 KOK3 game software CNY	Dec. 31, 2011 Mr Yuzhu Shi	Dec. 31, 2011 Capital Lease Obligations	Dec. 31, 2011 Non Employee	Dec. 31, 2010 Non Employee	Dec. 31, 2009 Non Employee	Feb. 13, 2008 Stock Repurchase Plan 1 American Depositary Share USD ($)	Dec. 24, 2007 Stock Repurchase Plan 1 American Depositary Share USD ($)	Dec. 31, 2008 Stock Repurchase Plan 1 American Depositary Share USD ($)	Dec. 31, 2007 Stock Repurchase Plan 1 American Depositary Share USD ($)	Aug. 11, 2008 Stock Repurchase Plan 2 American Depositary Share USD ($)	Dec. 31, 2009 Stock Repurchase Plan 2 American Depositary Share USD ($)	Dec. 31, 2008 Stock Repurchase Plan 2 American Depositary Share USD ($)	Aug. 31, 2009 Stock Repurchase Plan 3 American Depositary Share USD ($)	Sep. 30, 2011 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2011 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2011 Stock Repurchase Plan 4 American Depositary Share CNY	Dec. 31, 2011 Online Game Product Development Costs	Dec. 31, 2011 Online Game Product Development Costs Minimum	Dec. 31, 2011 Online Game Product Development Costs Maximum	Dec. 31, 2011 Salvage Value	Dec. 31, 2009 Shenzhen Tencent Computer Systems Company Limited Year	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2010 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2009 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd Contract Termination CNY	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co.Ltd USD ($)	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co.Ltd CNY	Dec. 31, 2010 Shanghai Zhengtu Information Technology Co.Ltd CNY	Dec. 31, 2009 Shanghai Zhengtu Information Technology Co.Ltd CNY	Dec. 31, 2011 Group's VIE subsidiary	Dec. 31, 2011 Hangzhou Snow Wolf Software Co Ltd Online software game Year	Dec. 31, 2011 Beijing Julun Network Information Technology Co Ltd Online software game Year	Dec. 31, 2011 Resources SZITIE Trust Co Ltd Held-to-maturity Security	Dec. 31, 2011 Resources SZITIE Trust Co Ltd Held-to-maturity Security Minimum	Dec. 31, 2011 Resources SZITIE Trust Co Ltd Held-to-maturity Security Maximum	Dec. 31, 2011 China Railway Trust Held-to-maturity Security
Significant Accounting Policies [Line Items]
Percentage of ownership																				75.00%
Percentage of revenue for upfront and royalty fees																																					24.00%	65.00%
Number of game series																																				4
Service agreement period																																													10 years
Termination notice period																																													6 months
Penalty fee payable																																													20,000,000
Technical and consulting services and software licenses fees																																									234,000,000	1,474,000,000	1,135,000,000	989,000,000
Exercise price of the option to purchase equity interest																																										10,000,000
Share capital																																									1,588,840	10,000,000	10,000,000
Accumulated loss																																									11,675,742	73,485,950	127,393,934
Total Assets																																									112,248,055	706,478,031	587,825,321
Total Liabilities																																									112,309,542	706,865,023	574,594,639
Net increase in cash and cash equivalents	(290,219,942)	(1,826,615,294)	1,679,781,053	(599,117,587)																																					213,222,000	1,342,000,000
Cash and cash equivalents	150,990,805	950,321,028	2,776,936,322	1,097,155,269	441,210,747	1,696,272,856																																			14,872,000	93,600,000
Equity Method Investments	55,831,872	351,400,224	35,125,945																																						5,291,000	33,300,000
Other assets																																									92,089,000	579,600,000
Other liabilities																																									112,315,000	706,900,000
Noon buying currency exchange rate at Federal Reserve Bank of New York, USD to RMB		6.2939
Impairment charge of investment
Cash equivalents maturity period											90 days
Short term investments maturity period								90 days			365 days
Percentage of estimated residual value of Fixed assets																																							5.00%
Intangible assets, capitalization cost	5,402,000	34,002,000
Method of amortization of Purchased software	Amortization is computed using the straight-line method over three years.	Amortization is computed using the straight-line method over three years.
Estimated useful life of Purchased software	3	3																																																	4	4
Number of intangible assets																																																			1	1
Impairment of intangible assets			46,557,669															46,557,669
Goodwill impairment losses		0	0	0
Land use rights agreements, term							50
Prepaid card expiration period	2 years	2 years
Description of prepaid card return policy	The Group has implemented a return policy for distributors to allow returns of unsold prepaid cards that have not expired up to a certain limit after six months.	The Group has implemented a return policy for distributors to allow returns of unsold prepaid cards that have not expired up to a certain limit after six months.
Online Software Cooperation Agreement, Period																																								3
Percentage of business tax and related surcharges																																														5.00%	5.00%			5.00%
Business tax and surcharges																																														17,665,622	111,185,658	85,019,261	72,701,726
Percentage of taxes and other charges included in cost of services												0.50%	0.30%
Business tax, VAT and related surcharges	11,567,548	72,804,988	37,192,656	39,066,834
Sales and marketing	27,007,347	169,981,540	143,006,150	119,600,377										16,732,000	105,308,000	65,297,000	31,426,000
Share options issued	60,000	60,000																				0	0	0
Lease Description																					For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Percentage of estimated remaining economic life for lease term																					75.00%
Percentage of fair value of leased property																					90.00%
Unrecognized tax benefit	7,062,636	44,451,522	14,758,798	9,955,138
Amount of shares authorized to be repurchased, ADSs																										200,000,000						150,000,000
Share repurchased during the period																									17,484,100		16,055,000	1,429,100						932,972	932,972
Amount of share repurchased during the period	337,235,151	2,122,524,316	2,176,792,033																						200,000,000		182,700,000	17,300,000						3,648,097	22,960,759
Amount of share to be repurchased additionally																													150,000,000				50,000,000
Share repurchased during the period																														1,570,785	14,947,200		932,972
Amount of share repurchased during the period																														$ 9,200,000	$ 97,800,000		$ 3,600,000
Number of reportable segments	1	1
Investment expected yield (net)																																																					3.00%	14.00%	19.50%	9.10%
Investment maturity period																																																					5 years
Percentage of group's revenue derived from a single online game								90.00%	90.00%	90.00%
Customer represented 10% or more of net sales	0	0	0	0
Depreciation of the U.S. dollar against RMB	3.30%	3.30%	4.60%

Overall Contribution by Giant Network, VIE, and Its Subsidiaries as well as Company and Other Entities within Group to Group's Total Net Income and Total Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2010 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. CNY
Comprehensive Income (Loss) [Line Items]
Net income (loss) attributable to the Company's shareholders	$ 139,812,655	879,966,874	811,187,833	859,313,746	1,515,790,079	1,091,837,769	(635,823,205)	(280,649,936)
Other comprehensive loss		(100,725,366)	(87,734,291)				(100,725,366)	(87,734,291)
Comprehensive income	$ 123,809,006	779,241,508	723,453,542	813,780,445

Estimated Useful Lives for Depreciation Computed Using Straight-line Method (Detail)	12 Months Ended
Dec. 31, 2011 Year
Computer Equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5
Leasehold Improvements
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Over the shorter of the lease term or the estimated useful lives of the assets
Furniture and Fixtures
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5
Vehicles
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5
Property
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	42

Short-term Investments (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Aug. 31, 2009 Held-to-maturity Security Investment Contracts New China Trust CNY	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security CNY	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security CNY		Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Investment Contracts China Railway Trust CNY		Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Investment Contracts New China Trust CNY	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Investment Contracts Shanghai Lingang And Anhu iHailuo CNY		Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security USD ($)	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security CNY	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security CNY		Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits USD ($)	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts China Railway Trust USD ($)		Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts China Railway Trust CNY		Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts New China Trust CNY	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts Shanghai Lingang And Anhu iHailuo CNY
Schedule of Held-to-maturity Securities [Line Items]
Short-term investments	$ 146,137,476	919,774,660	3,253,362,000	500,000,000	919,774,660	3,253,362,000	[1]	319,774,660	1,403,362,000	600,000,000	[2]	500,000,000	1,350,000,000	[3]	$ 146,137,476	919,774,660	3,253,362,000	[1]	$ 50,807,077	319,774,660	1,403,362,000	$ 95,330,399	[2]	600,000,000	[2]	500,000,000	1,350,000,000	[3]

[1]	On November, 2011, the Company invested in a real estate project of Zhonghang WanKe Co., Ltd. through China Railway Trust amounting to RMB600,000,000 (US$95,330,399), with an expected annual interest rate of 9.1%, and maturity of one year. The principal amounts of the investment contracts are wholly guaranteed by the land use right and construction in progress of the project. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost. There was no impairment indicators present associated with these investment contracts at December 31, 2011.
[2]	On August 21, 2009, the Group entered into a two year investment contract amounting to RMB500,000,000 with a fixed quarterly yield of 1.5% (6% per annum) with new China Trust. The investment contract is secured by 45,040,000 A-shares of Shanghai Pudong Development Bank ("PDB"), a company listed on the Shanghai Stock Exchange. Management has accounted for this investment as short-term investment held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimated remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010. Proceeds with respect to this investment have been received by the Group on the maturity date of August 21, 2011.
[3]	On December 24, 2010, the Company entered into investment contracts with Shanghai Lingang and Anhui Hailuo amounting to RMB850,000,000 and RMB500,000,000, respectively, with fixed interests of 4.0% and 4.2% per annum, respectively and maturity of 150 days and 157 days, respectively. The principal amounts of the Shanghai Lingang and Anhui Hailuo investment contracts are wholly guaranteed by China Minsheng Banking Corp. Ltd, a company that is listed on both the Shanghai and Hong Kong Stock Exchange. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimated remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010. Proceeds with respect to these investments have been received by the Group on May 30, 2011.

Short-term Investments (Parenthetical) (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Aug. 31, 2009 Investment Contracts Held-to-maturity Security New China Trust CNY	Aug. 31, 2009 Investment Contracts Held-to-maturity Security New China Trust Quarterly Rate	Aug. 31, 2009 Investment Contracts Held-to-maturity Security New China Trust Annual Rate	Dec. 24, 2010 Investment Contracts Held-to-maturity Security Shanghai Lingang CNY	Dec. 24, 2010 Investment Contracts Held-to-maturity Security Anhui Hailuo CNY	Nov. 30, 2011 Zhonghang WanKe Co Ltd Held-to-maturity Security China Railway Trust CNY
Schedule of Held-to-maturity Securities [Line Items]
Investment contract period				2 years
Investment yield					1.50%	6.00%	4.00%	4.20%
Short Term Investments	$ 146,137,476	919,774,660	3,253,362,000	500,000,000			850,000,000	500,000,000
Shares held as securities				45,040,000
Investment Maturity Date							150 days	157 days
Invested in a real estate project									600,000,000
Expected annual interest rate									9.10%
Investment Maturity period									1 year

SHORT-TERM INVESTMENTS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest income	$ 16,238,410	102,202,930	136,097,898	102,200,467

DECONSOLIDATION OF A SUBSIDIARY - Additional Information (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jan. 31, 2011 Third Party Shanghai Juxin Network Technology Co Ltd USD ($)	Jan. 31, 2011 Third Party Shanghai Juxin Network Technology Co Ltd CNY	Feb. 28, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd CNY	Jan. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd CNY	Jan. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd USD ($)	Feb. 28, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd Before deconsolidation	Jan. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd Before deconsolidation	Feb. 28, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd After deconsolidation	Jan. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd After deconsolidation	Feb. 28, 2011 Individual Shanghai Juxin Network Technology Co Ltd USD ($)	Feb. 28, 2011 Individual Shanghai Juxin Network Technology Co Ltd CNY
Noncontrolling Interest [Line Items]
Equity Method Investments	$ 55,831,872	351,400,224	35,125,945	$ 476,652	3,000,000		6,128,039	$ 973,647					$ 158,884	1,000,000
Percentage of equity acquired				17.65%	17.65%
Percentage of shareholding/ownership									51.00%	50.98%	40.80%	41.98%
Recognized gain from deconsolidation						0	4,993,146	793,331
Retained equity interest after deconsolidation							1,134,893	$ 180,316

Prepayments and Other Current Assets (Detail)	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid expenses	$ 1,693,520	[1]	10,658,844	[1]	9,934,564	[1]
Staff advances	796,398	[2]	5,012,447	[2]	6,768,392	[2]
Advances to suppliers	642,858		4,046,085		12,081,460
Rental deposits	315,393		1,985,049		1,814,117
Prepaid game distribution license fee	2,286,798	[3]	14,392,878	[3]	12,914,265	[3]
Tax receivable	370,762		2,333,537		950,286
VAT refundable	3,940,779		24,802,871		22,705,555
Interest receivable	1,067,968		6,721,682		18,792,361
Proceeds receivable on deconsolidation of a subsidiary	4,548,054	[4]	28,625,000	[4]	28,625,000	[4]
Advances to shareholder of Huayi Giant Information	1,191,630		7,500,000		7,500,000
Others	933,194		5,873,435		10,641,408
Total	$ 17,787,354		111,951,828		132,727,408

[1]	Prepaid expenses mainly relate to prepayments for insurance fee and Internet Data Center ("IDC") services or space rental and facilities.
[2]	Staff advances relates to cash advances given to certain employees for use during business operations and are recognized as sales and marketing expenses when expensed.
[3]	In January 2010, and February 2010, respectively, the Group entered into agreements with third parties to license online games. As part of the agreements, the Group is required to make upfront payments for the licenses. As of December 31, 2011, the Group has paid RMB14,392,878 (US$2,286,798) in upfront payments, which is being recorded as a prepaid game distribution license fee.
[4]	The Group had a receivable due from the shareholder of Huayi Giant Information amounting to RMB 28,625,000 (US$4,548,054) due to the disposition of Huayi Giant Information in 2010. According to the disposition agreement, the settlement of the remaining consideration is subject to the completion of legal and administrative procedures by Huayi Giant Information, including obtaining of an Internet Content Provider certificate, Internet Publishing License and Internet Operation License.

Prepayments and Other Current Assets (Parenthetical) (Detail)	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2011 Software License Arrangement USD ($)	Dec. 31, 2011 Software License Arrangement CNY	Dec. 31, 2011 Huayi Juren Information USD ($)	Dec. 31, 2011 Huayi Juren Information CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid game distribution license fee	$ 2,286,798	[1]	14,392,878	[1]	12,914,265	[1]	$ 2,286,798	14,392,878
Proceeds receivable on deconsolidation of a subsidiary	$ 4,548,054	[2]	28,625,000	[2]	28,625,000	[2]			$ 4,548,054	28,625,000

[1]	In January 2010, and February 2010, respectively, the Group entered into agreements with third parties to license online games. As part of the agreements, the Group is required to make upfront payments for the licenses. As of December 31, 2011, the Group has paid RMB14,392,878 (US$2,286,798) in upfront payments, which is being recorded as a prepaid game distribution license fee.
[2]	The Group had a receivable due from the shareholder of Huayi Giant Information amounting to RMB 28,625,000 (US$4,548,054) due to the disposition of Huayi Giant Information in 2010. According to the disposition agreement, the settlement of the remaining consideration is subject to the completion of legal and administrative procedures by Huayi Giant Information, including obtaining of an Internet Content Provider certificate, Internet Publishing License and Internet Operation License.

Property and Equipment and Related Accumulated Depreciation (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Computer equipment	$ 50,873,932	320,195,440	276,843,360
Leasehold improvements	343,121	2,159,574	927,186
Furniture and fixtures	3,421,518	21,534,695	18,449,740
Motor vehicles	741,845	4,669,096	4,669,096
Property	33,603,629	211,497,878
Property, Plant and Equipment, Gross, Total	88,984,045	560,056,683	300,889,382
Less: Accumulated depreciation	(33,427,410)	(210,388,776)	(157,603,079)
Property and equipment, net	$ 55,556,635	349,667,907	143,286,303

PROPERTY AND EQUIPMENT - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Depreciation of property and equipment	$ 9,672,486	60,877,662	54,444,577	52,965,806

Intangible Assets and Related Accumulated Amortization (Detail)	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Online Game Product Development Costs CNY	Dec. 31, 2011 Online Game Product Development Costs USD ($)	Dec. 31, 2010 Online Game Product Development Costs CNY	Dec. 31, 2011 Purchased Software CNY	Dec. 31, 2011 Purchased Software USD ($)	Dec. 31, 2010 Purchased Software CNY	Dec. 31, 2011 Acquired software from acquisition of subsidiaries CNY	Dec. 31, 2011 Acquired software from acquisition of subsidiaries USD ($)	Dec. 31, 2010 Acquired software from acquisition of subsidiaries CNY	Dec. 31, 2010 KOK3 game software CNY	Dec. 31, 2009 KOK3 game software CNY
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	91,347,418	161,018,796		34,001,748		28,745,846	55,720,779		50,575,054	1,624,891		1,624,891	80,073,005
Accumulated Amortization	(64,898,702)	(55,506,411)		(19,184,411)		(10,074,220)	(45,454,037)		(36,775,426)	(260,254)		(141,429)	(8,515,336)
Impairment		(46,557,669)											(46,557,669)
Deconsolidation of subsidiary		(25,000,000)											(25,000,000)
Deconsolidation of subsidiary		28,625,000
Net Carrying Value	26,448,716	33,954,716	$ 4,202,278	14,817,337	$ 2,354,238	18,671,626	10,266,742	$ 1,631,221	13,799,628	1,364,637	$ 216,819	1,483,462

INTANGIBLE ASSETS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Impaired Intangible Assets [Line Items]
Amortization expenses	$ 2,839,076	17,868,863	29,918,850	15,123,412

Estimated Annual Amortization Expense (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Expected Amortization Expense [Line Items]
2012	$ 1,760,367	11,079,577
2013	1,377,716	8,671,209
2014	595,610	3,748,707
2015	294,966	1,856,488
2016	$ 171,627	1,080,202

Goodwill (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Hangzhou Snow Wolf Software Co Ltd USD ($)	Dec. 31, 2011 Hangzhou Snow Wolf Software Co Ltd CNY	Dec. 31, 2010 Hangzhou Snow Wolf Software Co Ltd CNY	Dec. 31, 2011 Beijing Julun Network Information Technology Co Ltd USD ($)	Dec. 31, 2011 Beijing Julun Network Information Technology Co Ltd CNY	Dec. 31, 2010 Beijing Julun Network Information Technology Co Ltd CNY
Goodwill [Line Items]
Goodwill	$ 3,527,536	22,201,960	22,201,960	$ 988,987	6,224,587	6,224,587	$ 2,538,549	15,977,373	15,977,373

Goodwill - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill impairment losses	0	0	0

Equity Interest Owned by Company (Detail)	Dec. 31, 2011	Dec. 31, 2010
Shanghai Tonghua Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	30.00%	30.00%
Beijing Huayi Giant Information Technology Co. Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	34.00%	34.00%
Shanghai Juxi Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	41.98%
Shanghai Juxian Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	40.80%
Yunfeng Fund
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	10.42%

Investment in Equity Investees (Detail)	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Tonghua Network Technology Co Ltd USD ($)	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. USD ($)	Dec. 31, 2011 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxi Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2011 Yunfeng Fund CNY		Dec. 31, 2011 Yunfeng Fund USD ($)		Dec. 31, 2011 Gross CNY	Dec. 31, 2010 Gross CNY	Dec. 31, 2011 Gross Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2010 Gross Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2011 Gross Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2010 Gross Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 Gross Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 Gross Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Gross Yunfeng Fund CNY		Dec. 31, 2011 Income (Loss) from Equity Method Investments CNY	Dec. 31, 2010 Income (Loss) from Equity Method Investments CNY	Dec. 31, 2011 Income (Loss) from Equity Method Investments Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2010 Income (Loss) from Equity Method Investments Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2011 Income (Loss) from Equity Method Investments Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 Income (Loss) from Equity Method Investments Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 Income (Loss) from Equity Method Investments Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Income (Loss) from Equity Method Investments Yunfeng Fund CNY
Schedule of Equity Method Investments [Line Items]
Investment in equity investees		35,125,945		2,351,894	$ 201,583	32,774,051	$ 5,292,034		$ 947,608		$ 20,321			$ 49,370,326	[1]	360,266,331	35,774,051	3,000,000	3,000,000	32,769,269	32,774,051	6,128,039	1,319,023	317,050,000	[1]	(8,866,107)	(648,106)	(1,731,257)	(648,106)	538,265	(163,888)	(1,191,127)	(6,318,100)	[1]
Cost of investments		324,492,280				(4,782)		6,128,039		1,319,023		317,050,000	[1]
Share of equity income	(1,305,709)	(8,218,001)	(648,106)	(1,083,151)		538,265		(163,888)		(1,191,127)		(6,318,100)	[1]
Investment in equity investees	$ 55,831,872	351,400,224	35,125,945	1,268,743	$ 201,583	33,307,534	$ 5,292,034	5,964,151	$ 947,608	127,896	$ 20,321	310,731,900	[1]	$ 49,370,326	[1]	360,266,331	35,774,051	3,000,000	3,000,000	32,769,269	32,774,051	6,128,039	1,319,023	317,050,000	[1]	(8,866,107)	(648,106)	(1,731,257)	(648,106)	538,265	(163,888)	(1,191,127)	(6,318,100)	[1]

[1]	In September 2011, the Company invested an aggregate amount of RMB317,050,000 (US$50,374,172) in Yunfeng Fund as a Limited Partner, where it has a term of 10 years, with an option to extend for another two years. Given the Company holds more than three percent interest in Yunfeng Fund and the significance of this investment, the investment is accounted for under the equity method as prescribed in ASC323-10. As of and for the year ended December 31, 2011, the total assets, liabilities and operating loss of Yunfeng fund are RMB3,051,110,433 (US$484,772,626), RMB89,687,234 (US$14,249,866) and RMB63,008,814 (US$10,011,092), respectively.

INVESTMENT IN EQUITY INVESTEES - Additional Information (Parenthetical) (Detail) (Yunfeng Fund)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Dec. 31, 2011 Minimum
Schedule of Equity Method Investments [Line Items]
Aggregate cost of investment			$ 50,374,172	317,050,000
Investment term	10 years	10 years
Extension option period	2 years	2 years
Percentage of equity invested	10.42%	10.42%			3.00%
Equity investment in total asset	484,772,626	3,051,110,433
Equity investment in total liability	14,249,866	89,687,234
Equity investment in operation	$ 10,011,092	63,008,814

Long-term Investment (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Ruichuang Network Technology Co Ltd USD ($)		Dec. 31, 2011 Shanghai Ruichuang Network Technology Co Ltd CNY		Dec. 31, 2010 Shanghai Ruichuang Network Technology Co Ltd CNY		Nov. 18, 2010 Shanghai Ruichuang Network Technology Co Ltd CNY	Dec. 31, 2011 Beijing Innovation Works Development Fund USD ($)	Dec. 31, 2011 Beijing Innovation Works Development Fund CNY
Schedule of Investments [Line Items]
Long-term investment	$ 4,686,322	29,495,239	20,495,239	$ 3,256,366	[1]	20,495,239	[1]	20,495,239	[1]	20,495,239	$ 1,429,956	9,000,000

[1]	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd's ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2010 and 2011. This investment was subsequently sold in February 2012 with net proceeds of approximately RMB20,800,000 (US$3,305,000).

Long-term Investment (Parenthetical) (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Ruichuang Network Technology Co Ltd USD ($)		Dec. 31, 2011 Shanghai Ruichuang Network Technology Co Ltd CNY		Dec. 31, 2010 Shanghai Ruichuang Network Technology Co Ltd CNY		Nov. 18, 2010 Shanghai Ruichuang Network Technology Co Ltd CNY	Feb. 29, 2012 Shanghai Ruichuang Network Technology Co Ltd Sale USD ($)	Feb. 29, 2012 Shanghai Ruichuang Network Technology Co Ltd Sale CNY
Schedule of Investments [Line Items]
Percentage of shareholding/ ownership										3.00%
Long-term investment	$ 4,686,322	29,495,239	20,495,239	$ 3,256,366	[1]	20,495,239	[1]	20,495,239	[1]	20,495,239
Net proceed from sale of investment											$ 3,305,000	20,800,000

[1]	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd's ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2010 and 2011. This investment was subsequently sold in February 2012 with net proceeds of approximately RMB20,800,000 (US$3,305,000).

Details of Other Assets (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Other Assets USD ($)	Dec. 31, 2011 Other Assets CNY	Dec. 31, 2010 Other Assets CNY
Land use right				$ 13,543,208	85,239,597	85,239,597
Deposit for purchase for office building						18,921,000
Accumulated amortization	(33,427,410)	(210,388,776)	(157,603,079)	(644,657)	(4,057,405)	(2,318,517)
Other asset, net	$ 12,898,551	81,182,192	101,842,080

OTHER ASSETS - Additional Information (Detail) (CNY)	1 Months Ended		12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2010	Dec. 31, 2009
Other Assets and Other Liabilities [Line Items]
Increase in other assets		85,239,597		85,239,597
Deposit for Purchase of an office building	18,921,000		18,921,000

AVAILABLE-FOR-SALE INVESTMENTS - Additional Information (Detail)	12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2009 CNY	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock USD ($)	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock CNY	Dec. 31, 2010 Five One Network Development Co Ltd Series C Preferred Stock CNY	Jul. 01, 2008 Five One Network Development Co Ltd Series C Preferred Stock	Sep. 13, 2009 Mobile Embedded Technology Inc Series A Preferred Stock	Dec. 31, 2011 Mobile Embedded Technology Inc Series A Preferred Stock USD ($)	Dec. 31, 2011 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Dec. 31, 2010 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Sep. 13, 2009 Mobile Embedded Technology Inc Series A Preferred Stock Cash Consideration USD ($)	Sep. 13, 2009 Mobile Embedded Technology Inc Series A Preferred Stock Cash Consideration CNY
Purchase of redeemable convertible shares					18,508,208	5,000,000
Promissory Note		$ 5,000,000	34,312,761
Cash consideration paid for the redemption of Preferred Shares		45,809,524	314,370,245
Investment in subsidiary		53,376,501	335,946,356	374,838,369			8,087,952	50,904,762	48,464,292
Unrealized gains(loss) in fair value of investments		(3,319,196)	(20,890,689)	(14,467,019)			777,440	4,893,132	(73,032)
Accumulated unrealized holding gains(loss)		2,967,000	18,672,000	39,563,000			3,288,000	20,693,000	15,800,000
Payment for available-for-sale investments	34,157,500									$ 5,000,000	34,157,500

HELD-TO-MATURITY SECURITIES - Additional Information (Detail)	12 Months Ended						6 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 SZITIC Trust Co Ltd USD ($)	Dec. 31, 2011 SZITIC Trust Co Ltd CNY	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd CNY	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd USD ($)	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd Minimum	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd Maximum
Investment in held to maturity							100,000,000	$ 15,888,400
Expected yield								3.00%	14.00%	19.50%
Percentage of total initial trust fund at establishment								60.00%
Impairment of investment							0	0
Investment maturity period							5 years	5 years
Interest income	$ 16,238,410	102,202,930	136,097,898	102,200,467	$ 313,415	1,972,603

Payables and Accrued Expenses (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Assets, Total USD ($)	Dec. 31, 2011 Assets, Total CNY	Dec. 31, 2010 Assets, Total CNY	Dec. 31, 2011 Stock Option USD ($)		Dec. 31, 2011 Stock Option CNY		Dec. 31, 2010 Stock Option CNY
Accounts Payable and Accrued Liabilities [Line Items]
Payroll and welfare payables	$ 8,591,364	54,073,187	53,966,217
Business tax, related surcharges and other taxes	6,974,996	43,899,929	35,985,994
Other payables				1,215,989	7,653,313	2,488,295	1,867,464	[1]	11,753,633	[1]	4,675,495	[1]
Accrued expenses	8,246,941	51,905,425	27,384,398
Customer deposit			8,000,000
Professional fee accruals			7,627,340
Others	369,470	2,325,398	4,308,283
Total	$ 27,266,224	171,610,885	144,436,022

[1]	Starting from 2008, the Company used a broker to facilitate the cashless exercise of share options by employees which results in the Group receiving stock options proceeds from the broker and a related pass through proceeds amount due to employees, which is recorded within other payables.

Reconciliation of Carrying Amounts of Subsidiaries Consolidated by Group and Non Controlling Interests (Detail)	12 Months Ended							12 Months Ended									12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. USD ($)	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Shanghai Juxian Network Technology Co.Ltd CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Shanghai Juyan Network Technology Co.Ltd CNY		Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Shanghai Jujia Network Technology Co.Ltd CNY	Dec. 31, 2011 Non-controlling interests CNY	Dec. 31, 2010 Non-controlling interests CNY	Dec. 31, 2011 Non-controlling interests USD ($)	Dec. 31, 2010 Non-controlling interests Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 Non-controlling interests Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 Non-controlling interests Shanghai Juxian Network Technology Co.Ltd CNY	Dec. 31, 2011 Non-controlling interests Shanghai Juyan Network Technology Co.Ltd CNY		Dec. 31, 2011 Non-controlling interests Shanghai Jujia Network Technology Co.Ltd CNY
Noncontrolling Interest [Line Items]
Beginning balance		14,782,829			12,460,938	5,047,654	$ 5,645,518							14,782,829	7,608,607	$ 4,096,830
Equity					11,910,070	11,059,685								836,998	10,737,017
Huayi Giant Information								21,250,000									3,750,000
Deconsolidation								(21,250,000)	(1,134,893)	(1,319,023)							(3,750,000)	(1,091,241)	(1,067,296)
Consolidation											(1,927,203)	[1]								(1,855,246)	[1]
Dividend declared													(12,750,000)									(12,250,000)
Net (loss) income	(4,199,144)	(26,428,994)	3,562,795	294,493	28,292,434	(3,646,401)								26,428,994	(3,562,795)
Ending balance	$ 4,096,830	25,785,038	14,782,829		35,532,323	12,460,938	$ 5,645,518							25,785,038	14,782,829	$ 4,096,830

[1]	In January 2011, Zhengduo Information acquired the remaining 49% equity interest of Juyan Network at a consideration of RMB approximately 3,500,000 (US$556,000). Subsequent to this acquisition, Juyan Network becomes a wholly-owned subsidiary of Zhengduo Information. This was accounted for as an equity transaction, where the difference between the fair value of the purchase consideration and the carrying amount of non-controlling interest of approximately RMB1,600,000 (US$ 254,000) was recorded as additional paid-in capital.

Reconciliation of Carrying Amounts of Subsidiaries Consolidated by Group and Non Controlling Interests (Parenthetical) (Detail) (Shanghai Zhengduo Information Technology Co Ltd)	1 Months Ended
	Jan. 31, 2011 USD ($)	Jan. 31, 2011 CNY
Noncontrolling Interest [Line Items]
Percentage of shareholding/ ownership purchased	49.00%	49.00%
Percentage of shareholding/ ownership previously owned	$ 556,000	3,500,000
Adjustments to additional paid in capital	$ 254,000	1,600,000

INCOME TAX EXPENSES - Additional Information (Detail)	12 Months Ended								12 Months Ended																			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2007 CNY	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Shanghai Zhengduo Information Technology Co Ltd	Dec. 31, 2011 Zhuhai Zhengtu Information Technology Co Ltd	Dec. 31, 2011 Shanghai Juhe Network Technology Co Ltd	Dec. 31, 2011 Shanghai Juyan Network Technology Co Ltd	Dec. 31, 2011 Shanghai Haoji Network Technology Co Ltd	Dec. 31, 2011 Shanghai Juquan Network Technology Co Ltd	Dec. 31, 2011 Chengdu Jufan Network Technology Co Ltd	Dec. 31, 2011 Wuxi Tiema Network Technology Co Ltd	Dec. 31, 2011 Shanghai Juxin Network Technology Co Ltd	Dec. 31, 2011 Beijing Julun Network Information Technology Co Ltd	Dec. 31, 2011 Wuxi Tiequan Network Technology Co Ltd	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd	Dec. 31, 2010 Shanghai Giant Network Technology Co Ltd	Dec. 31, 2009 Shanghai Giant Network Technology Co Ltd	Dec. 31, 2008 Shanghai Giant Network Technology Co Ltd	Dec. 31, 2011 Zhuhai Zhengtu Information Technology Co.Ltd USD ($)	Dec. 31, 2011 Zhuhai Zhengtu Information Technology Co.Ltd CNY	Dec. 31, 2011 Fiscal Year 2013	Dec. 31, 2011 Fiscal Year 2014	Dec. 31, 2011 Fiscal Year 2015	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2010 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2009 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2008 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2007 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2006 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd Fiscal Year 2012	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2011 PRC
Income Taxes [Line Items]
Corporate Income Tax ("CIT") statutory rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%					25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%													15.00%				25.00%
Income tax holiday description																															Zhengtu Information was granted a 5-year tax holiday in 2006 which entitles it to enjoy a two-year CIT exemption followed by three-year 50% CIT reduction starting from the year 2006 to 2010. Under the PRC Income Tax Laws, it should be entitled to transitional rules whereby the CIT rate could gradually increase from 15% (which was the Zhengtu Information’s applicable tax rate in 2007) to 25% from the year 2008 to 2012 (i.e. 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and onwards, respectively) and the 5-year tax holiday could be retained until exhausted.
Tax holiday period																																				5 years
Tax exemption period																																				2 years
Period for CIT reduction																																				3 years
CIT tax rate reduction																																50.00%	50.00%	50.00%	50.00%	50.00%
Suggested Corporate Income Tax ("CIT") statutory rate																															24.00%	22.00%	20.00%	18.00%			25.00%
Preferential CIT income tax rate																							15.00%	15.00%	15.00%													15.00%
Preferential CIT income tax rate period																																						3 years
Tax exemption period	On December 3, 2010, Snow wolf received certificate for Software enterprise. In year 2011, Jujia Network, Juhuo Network, Zhengju Information and Wuxi Network, all being subsidiaries of the Company, received certificates for Software Enterprises. They are entitled to full exemption from corporate income tax ("CIT") for the first and second profitable years, and a further 50% exemption for the three succeeding years	On December 3, 2010, Snow wolf received certificate for Software enterprise. In year 2011, Jujia Network, Juhuo Network, Zhengju Information and Wuxi Network, all being subsidiaries of the Company, received certificates for Software Enterprises. They are entitled to full exemption from corporate income tax ("CIT") for the first and second profitable years, and a further 50% exemption for the three succeeding years
Transitional income tax rate																												12.50%	50.00%	25.00%
Withholding income tax for dividends distributed																																							10.00%
Dividend distribution	$ 0		$ 0		$ 0
Deferred tax liability				259,415,894		259,415,894	259,415,894	259,415,894
Valuation allowances																										458,446	2,885,413
Net operating tax losses carry forwarded	4,787,090	30,129,468
Net operating tax losses carry forwarded, expiration period	Will expire between the years 2015 and 2017.	Will expire between the years 2015 and 2017.
Net operating tax losses, expiration year									2015	2017
Unrecognized tax benefit	7,062,636	44,451,522		14,758,798		9,955,138
Recognized interest or penalties related to uncertain tax positions		0		0		0
Open tax year subject to examination by tax authorities									2005	2011

Income Before Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2009 PRC CNY	Dec. 31, 2011 Non-PRC USD ($)	Dec. 31, 2011 Non-PRC CNY	Dec. 31, 2010 Non-PRC CNY	Dec. 31, 2009 Non-PRC CNY
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expenses	$ 201,304,769	1,266,992,090	897,595,546	944,079,263	$ 195,391,805	1,229,776,487	881,077,042	936,154,635	$ 5,912,964	37,215,603	16,518,504	7,924,628

Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Income Taxes [Line Items]
Current income taxes	$ 42,593,017	268,076,187	121,303,259	83,328,105
Deferred income tax (benefits)/expenses	13,394,244	84,302,034	(31,980,857)	1,731,905
Taxation for the year	$ 55,987,261	352,378,221	89,322,402	85,060,010

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate for CIT (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Reconciliation of Provision of Income Taxes [Line Items]
Expected taxation at PRC CIT statutory rate of 25%	$ 50,326,193	316,748,023	224,398,887	236,019,816
Favorable tax rate	(20,690,956)	(130,226,808)	(25,488,282)	(49,059,531)
Tax holiday	(2,016,982)	(12,694,680)	(105,110,278)	(71,351,432)
Non-deductible expenses (non-taxable income), net	620,323	3,904,248	7,679,477	(4,718,414)
Additional 50% tax deduction for qualified research and development expenses	(3,008,621)	(18,935,961)	(15,257,615)	(10,380,859)
Tax exempted VAT refund				(12,779,323)
Change in valuation allowance	458,446	2,885,413
Deferred tax benefits on future tax rate difference	(9,347,680)	(58,833,362)	(3,659,750)	(2,670,247)
One-time withholding tax accrual for dividend	41,217,035	259,415,894
Provision-to-return adjustment	(1,570,497)	(9,884,546)	6,759,963
Taxation for the year	$ 55,987,261	352,378,221	89,322,402	85,060,010

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate for CIT (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Provision of Income Taxes [Line Items]
Corporate Income Tax (CIT) statutory rate	25.00%	25.00%	25.00%
Percentage tax reduction for qualified research and development expenses	50.00%	50.00%	50.00%

Benefit of Tax Holiday Per Basic and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2011 Earning Per Share, Basic USD ($)	Dec. 31, 2011 Earning Per Share, Basic CNY	Dec. 31, 2010 Earning Per Share, Basic CNY	Dec. 31, 2009 Earning Per Share, Basic CNY	Dec. 31, 2011 Earning Per Share, Diluted USD ($)	Dec. 31, 2011 Earning Per Share, Diluted CNY	Dec. 31, 2010 Earning Per Share, Diluted CNY	Dec. 31, 2009 Earning Per Share, Diluted CNY
Income Tax Holiday [Line Items]
Basic	$ 0.01	0.05	0.46	0.32	$ 0.01	0.05	0.45	0.3

Tax Effects of Temporary Differences that Give Rise to Deferred Tax (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Current Assets USD ($)	Dec. 31, 2011 Current Assets CNY	Dec. 31, 2010 Current Assets CNY	Dec. 31, 2011 Noncurrent Assets USD ($)	Dec. 31, 2011 Noncurrent Assets CNY	Dec. 31, 2010 Noncurrent Assets CNY	Dec. 31, 2010 Current Liabilities CNY	Dec. 31, 2011 Noncurrent Liabilities USD ($)	Dec. 31, 2011 Noncurrent Liabilities CNY	Dec. 31, 2010 Noncurrent Liabilities CNY
Current deferred tax assets
Deferred revenue and advance from distributors	$ 24,013,734	151,140,044	77,208,660				$ 463,412	2,916,666
Accrued expenses	2,914,598	18,344,188	12,142,057
Allowance for doubtful debt	97,122	611,274	1,127,960
Share-based compensation expense				800,245	5,036,662	8,117,107	449,041	2,826,219	2,076,457
Tax loss	1,196,773	7,532,367	7,149,387
Less: valuation allowance	(458,446)	(2,885,413)
Net current deferred tax assets	28,564,026	179,779,122	105,745,171
Non-current deferred tax assets
Intangible assets amortization	1,804,492	11,357,297	11,069,031
Share-based compensation expense				800,245	5,036,662	8,117,107	449,041	2,826,219	2,076,457
Deferred revenue and advance from distributors	24,013,734	151,140,044	77,208,660				463,412	2,916,666
Net non-current deferred tax assets	2,716,945	17,100,182	13,145,488
Current deferred tax liabilities
Intangible assets amortization										624,770	47,503	298,980	186,496
Deferred revenue	382,746	2,408,961
Withholding tax	23,166,982	145,810,671
Net current deferred tax liabilities	23,549,728	148,219,632	624,770
Non-current deferred tax liabilities
Intangible assets amortization										624,770	47,503	298,980	186,496
Upfront fee amortization	2,317,058	14,583,333
Net non-current deferred tax liabilities	$ 2,364,561	14,882,313	186,496

Activity Related to Group's Unrecognized Tax Benefits (Detail)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	14,758,798	9,955,138	$ 7,062,636
Increases related to current year tax positions	29,692,724	4,803,660
Ending Balance	44,451,522	14,758,798	$ 7,062,636

Computation of Basic Earnings per Share and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Earning Per Share, Basic USD ($)	Dec. 31, 2011 Earning Per Share, Basic CNY	Dec. 31, 2010 Earning Per Share, Basic CNY	Dec. 31, 2009 Earning Per Share, Basic CNY	Dec. 31, 2011 Earning Per Share, Diluted USD ($)	Dec. 31, 2011 Earning Per Share, Diluted CNY	Dec. 31, 2010 Earning Per Share, Diluted CNY	Dec. 31, 2009 Earning Per Share, Diluted CNY
Numerator:
Net income attributable to ordinary shareholders	$ 139,812,655	879,966,874	811,187,833	859,313,746	$ 139,812,655	879,966,874	811,187,833	859,313,746	$ 139,812,655	879,966,874	811,187,833	859,313,746
Denominator:
Number of shares outstanding, opening	228,019,412	228,019,412	226,819,007	227,018,426
Weighted average number of shares issued	4,104,619	4,104,619	489,847	726,931
Weighted average number of shares repurchased	(119,152)	(119,152)		(1,467,130)
Weighted average number of shares outstanding - basic	232,004,879	232,004,879	227,308,854	226,278,227
Dilutive effect of share options			6,619,546	7,682,329
Weighted average number of shares outstanding - diluted	232,004,879	232,004,879	233,928,400	233,960,556

EARNINGS PER SHARE - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Issuance of ordinary shares for stock option awards	4,254,882

SHARE OPTION AND RESTRICTED SHARE SCHEME - Additional Infomration (Detail)	12 Months Ended			12 Months Ended										1 Months Ended						1 Months Ended													12 Months Ended
	Dec. 31, 2011 USD ($) Year	Dec. 31, 2011 CNY	Dec. 31, 2010	Dec. 31, 2011 Maximum CNY	Dec. 31, 2009 Maximum CNY	Dec. 31, 2011 Minimum CNY	Dec. 31, 2009 Minimum CNY	Dec. 31, 2011 Online Game Product Development Costs USD ($)	Dec. 31, 2011 Online Game Product Development Costs CNY	Dec. 31, 2010 Online Game Product Development Costs CNY	Dec. 31, 2009 Online Game Product Development Costs CNY	Dec. 31, 2011 Restricted Stock USD ($)	Dec. 31, 2011 Restricted Stock CNY	Sep. 30, 2006 Stock Incentive Plan 2006	May 15, 2007 Stock Incentive Plan 2006 Directors and Consultants USD ($)	Mar. 19, 2007 Stock Incentive Plan 2006 Directors and Consultants USD ($)	Sep. 17, 2010 Stock Incentive Plan 2007 CNY Person	Oct. 17, 2007 Stock Incentive Plan 2007 USD ($)	Sep. 17, 2010 Stock Incentive Plan 2007 USD ($)	Sep. 17, 2010 Stock Incentive Plan 2007 Employees Vested CNY	Oct. 12, 2007 Stock Incentive Plan 2007 Maximum	Oct. 12, 2007 Stock Incentive Plan 2007 Minimum	Apr. 23, 2010 Stock Incentive Plan 2007 Restricted Stock	Oct. 31, 2011 Stock Incentive Plan 2007 Employee Directors, Plan USD ($) Person	Oct. 31, 2011 Stock Incentive Plan 2007 Employee Directors, Plan CNY	Feb. 27, 2009 Non Performance Based Shares USD ($)	Sep. 09, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Feb. 14, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Feb. 01, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Jan. 14, 2011 Non Performance Based Shares Independent Directors Compensation Plan USD ($)	Aug. 08, 2011 Accelerated Vesting of Stock Options USD ($)	Aug. 08, 2011 Accelerated Vesting of Stock Options CNY	Dec. 31, 2011 Employee Stock Option USD ($)	Dec. 31, 2011 Employee Stock Option CNY	Dec. 31, 2010 Employee Stock Option CNY	Dec. 31, 2009 Employee Stock Option CNY	Aug. 08, 2011 Employee Stock Option USD ($)	Aug. 08, 2011 Employee Stock Option CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized share option scheme														16,000,000							23,700,000
Share options and SARs, Maximum term														6 years							10 years
Awards vest period														5 years							5 years	4 years	5 years	5 years	5 years					4 years
Share option annual vesting percentage														20.00%	20.00%	20.00%					25.00%	20.00%
Share option granted	60,000														3,800,000	920,000		1,743,500								335,000	560,500	50,000	60,000	60,000
Exercise share based option fair value	$ 6.71														$ 2	$ 2		$ 15.5	$ 6.36					$ 4.07		$ 6	$ 8.01	$ 10.5	$ 10.29	$ 7.24
Share option granted, Restricted shares																							797,000	14,000,000	14,000,000
Restricted shares, vesting term																							One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.	One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.	One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.
Total Share options outstanding	3,191,950		11,385,629																2,414,000
Number of employees																	120							84	84
Incremental compensation cost for the modification																	8,273,839			5,300,346				$ 335,897	2,114,102
Vesting share																															400,000	400,000
Compensation expenses																															1,589,000	10,000,000					1,112,000	7,000,000
Share based compensation exercise price range lower range limit																								$ 6
Share based compensation exercise price range upper range limit																								$ 7.24
Number of shares from stock incentive plan ,modified																								1,098,600	1,098,600
Incremental compensation cost allocated to share based compensation																								230,248	1,449,156
Intrinsic value of options exercised																																	44,197,000	278,174,000	33,700,000	53,100,000
Weighted average estimated fair value of options granted				19.85	22.37	15.75	17.35																										$ 2.93	18.45		20.32
Total fair value of options vested																																	5,905,122	37,166,249	29,951,523	26,551,305
Unrecognized estimated share-based compensation cost	516,227	3,249,083
Deferred cost is expected to be recognized over a weighted-average vesting period	1.23
Unrecognized estimated share-based compensation cost												37,821,006	238,041,628
Weighted-average vesting period												2 years 9 months 4 days	2 years 9 months 4 days
Share based compensation costs, capitalized								$ 13,902	87,497	295,211	1,463,330

Fair Values of Stock Options Granted to Employees (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor	1.5	1.5
Risk-free interest rates	3.42%	2.94%
Expected volatility	50.98%	60.40%
Expected dividend yield	2.50%	2.50%
Estimated forfeiture rate	2.00%	2.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option	15.75	17.35
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option	19.85	22.37

Company's Share Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2011 Year
Number of options
Outstanding, beginning of period	11,385,629
Granted	60,000
Exercised	(7,993,119)
Forfeited/Cancelled	(260,560)
Outstanding, end of period	3,191,950
Vested and expected to vest at the end of period	3,128,111
Exercisable at the end of period	2,187,850
Weighted-Average Exercise Price
Outstanding, beginning of period	$ 2.8
Granted	$ 6.71
Exercised	$ 2.5
Forfeited/Cancelled	$ 4.92
Outstanding, end of period	$ 2.69
Vested and expected to vest at the end of period	$ 2.69
Exercisable at the end of period	$ 2.68
Weighted average remaining contractual life (Years)
Outstanding, beginning of period	2.95
Outstanding, end of period	2.61
Vested and expected to vest at the end of period	2.61
Exercisable at the end of period	2.36
Aggregate intrinsic value
Outstanding, beginning of period	$ 49,161,052
Granted
Exercised
Forfeited/Cancelled
Outstanding, end of period	4,446.298
Vested and expected to vest at the end of period	4,357.372
Exercisable at the end of period	$ 3,070.057

Components of Share-based Compensation Expense for Share Options Issued to Employees in Absolute Amount and as Percentage of Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Stock Options USD ($)	Dec. 31, 2011 Stock Options CNY	Dec. 31, 2010 Stock Options CNY	Dec. 31, 2009 Stock Options CNY	Dec. 31, 2011 Stock Options Cost of services USD ($)	Dec. 31, 2011 Stock Options Cost of services CNY	Dec. 31, 2010 Stock Options Cost of services CNY	Dec. 31, 2009 Stock Options Cost of services CNY	Dec. 31, 2011 Stock Options Research and product development expenses USD ($)	Dec. 31, 2011 Stock Options Research and product development expenses CNY	Dec. 31, 2010 Stock Options Research and product development expenses CNY	Dec. 31, 2009 Stock Options Research and product development expenses CNY	Dec. 31, 2011 Stock Options Sales and marketing expenses USD ($)	Dec. 31, 2011 Stock Options Sales and marketing expenses CNY	Dec. 31, 2010 Stock Options Sales and marketing expenses CNY	Dec. 31, 2009 Stock Options Sales and marketing expenses CNY	Dec. 31, 2011 Stock Options General and administrative expenses USD ($)	Dec. 31, 2011 Stock Options General and administrative expenses CNY	Dec. 31, 2010 Stock Options General and administrative expenses CNY	Dec. 31, 2009 Stock Options General and administrative expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Net revenue	$ 284,754,652	1,792,217,309	1,332,815,451	1,303,835,447
Share-based compensation expense	$ 4,660,892	29,335,181	33,289,216	30,575,390	$ 1,737,090	10,933,069	21,870,612	30,575,390	$ 89,329	562,225	612,529	1,245,984	$ 360,650	2,269,898	6,664,626	9,573,183	$ 31,727	199,684	60,891	1,139,408	$ 1,255,384	7,901,262	14,532,565	18,616,815
Percentage of total revenue	100.00%	100.00%
Percentage of share-base compensation					0.61%	0.61%			0.03%	0.03%			0.13%	0.13%			0.01%	0.01%			0.44%	0.44%

Fair Values of Restricted Shares Granted to Employees (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Restricted Stock Awards	Dec. 31, 2010 Restricted Stock Awards	Dec. 31, 2011 Restricted Stock Awards Minimum	Dec. 31, 2010 Restricted Stock Awards Minimum	Dec. 31, 2011 Restricted Stock Awards Maximum	Dec. 31, 2010 Restricted Stock Awards Maximum
Risk-free interest rates	3.42%	2.94%	0.14%	0.46%
Risk-free interest rates			0.93%	2.61%
Expected dividend yield	2.50%	2.50%	5.00%	5.00%
Fair value of restricted shares					17.39	44.04	22.62	49.27

Company's Restricted Shares Activity Under 2007 Stock Incentive Scheme (Detail) (Stock Incentive Plan 2007, Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2011
Stock Incentive Plan 2007 | Restricted Stock Units (RSUs)
Number of restricted shares
Outstanding, beginning of period	777,000
Granted	12,670,000
Exercised	(155,400)
Forfeited/Cancelled	(136,000)
Outstanding, end of period	13,155,600
Vested and expected to vest as of end of period	12,382,299
Weighted average grant date fair value
Outstanding, beginning of period	$ 5,440,896
Granted	$ 40,299,824
Exercised	$ (1,149,096)
Forfeited/Cancelled	$ (945,200)
Outstanding, end of period	$ 43,646,424
Vested and expected to vest as of December 31, 2011	$ 41,166,971

Components of Share-Based Compensation Expense for Restricted Shares Issued to Employees in Absolute Amount and as Percentage of Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Restricted Stock USD ($)	Dec. 31, 2011 Restricted Stock CNY	Dec. 31, 2010 Restricted Stock CNY	Dec. 31, 2011 Restricted Stock Cost of services USD ($)	Dec. 31, 2011 Restricted Stock Cost of services CNY	Dec. 31, 2010 Restricted Stock Cost of services CNY	Dec. 31, 2011 Restricted Stock Research and product development expenses USD ($)	Dec. 31, 2011 Restricted Stock Research and product development expenses CNY	Dec. 31, 2010 Restricted Stock Research and product development expenses CNY	Dec. 31, 2011 Restricted Stock Sales and marketing expenses USD ($)	Dec. 31, 2011 Restricted Stock Sales and marketing expenses CNY	Dec. 31, 2010 Restricted Stock Sales and marketing expenses CNY	Dec. 31, 2011 Restricted Stock General and administrative expenses USD ($)	Dec. 31, 2011 Restricted Stock General and administrative expenses CNY	Dec. 31, 2010 Restricted Stock General and administrative expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Net revenue	$ 284,754,652	1,792,217,309	1,332,815,451	1,303,835,447
Share-based compensation expense	$ 4,660,892	29,335,181	33,289,216	30,575,390	$ 2,923,802	18,402,112	11,418,604	$ 285,550	1,797,223	1,180,570	$ 1,870,333	11,771,687	7,994,861	$ 82,373	518,445	368,900	$ 685,546	4,314,757	1,874,274
Percentage of total revenue	100.00%	100.00%
Percentage of share-base compensation					1.03%	1.03%		0.10%	0.10%		0.66%	0.66%		0.03%	0.03%		0.24%	0.24%

EMPLOYEE BENEFITS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Total amounts expensed in operations and comprehensive income for employee benefit	$ 6,763,231	42,567,100	33,346,393	22,890,106

Principal Related Parties (Detail)	12 Months Ended
Dec. 31, 2011
Shanghai 51 Network Development Co. Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	A VIE of 51.com invested by Giant Interactive
Yangxun Computer Technology
Related Party Transaction [Line Items]
Relationships with the Group	A VIE of MET invested by Giant Interactive
Prexton Investment Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	Company with the same key senior executive of the Company
Shanghai Jiante Biotechnology Co. Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	Company controlled by Mr. Shi Yuzhu
Beijing Huayi Giant Information Technology Co. Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Shanghai Juxian Network Technology Co.Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Shanghai Juxi Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Union Sky Holding Group Limited
Related Party Transaction [Line Items]
Relationships with the Group	Company's shareholder

Significant related party transactions (Detail)	12 Months Ended								1 Months Ended		12 Months Ended								12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Shanghai 51 Network Development Co. Ltd. USD ($)	Dec. 31, 2011 Shanghai 51 Network Development Co. Ltd. CNY	Dec. 31, 2010 Shanghai 51 Network Development Co. Ltd. Technical Services CNY	Dec. 31, 2010 Prexton Investment Ltd. CNY	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd. USD ($)	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd. USD ($)		Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY		Dec. 31, 2010 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. USD ($)	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2010 Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. Technical Services USD ($)	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. Technical Services CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd Technical Services USD ($)	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd Technical Services CNY	Aug. 31, 2011 Union Sky Holding Group Limited USD ($)	Aug. 31, 2011 Union Sky Holding Group Limited CNY	Dec. 31, 2011 Union Sky Holding Group Limited USD ($)		Dec. 31, 2011 Union Sky Holding Group Limited CNY		Dec. 31, 2011 Yangxun Computer Technology USD ($)	Dec. 31, 2011 Yangxun Computer Technology CNY
Service fee paid							(12,789)									$ 691,803	4,354,136		$ (1,191,630)	(7,500,000)			$ 482,881	3,039,202
Other revenue					70,796	445,580
Rental fee								(3,592)			(1,906,608)		(12,000,000)		(3,180,000)
Advances to related parties																		25,000,000
Royalty fee charged																(2,937,033)	(18,485,392)
Payment of individual income tax related to the exercise of share options																					(59,456)	(374,213)
Prepayment to related parties									152,337,978	958,800,000	152,337,978	[1]	958,800,000	[1]
Repayment from related parties																											(152,337,978)	[1]	(958,800,000)	[1]
Interest income from related																									3,411,536	21,471,866	3,411,536	[1]	21,471,866	[1]
Licensing income	8,665,171	54,537,719	42,666,674	10,687,252																											190,661	1,200,000
Marketing expense charged																															$ (171,626)	(1,080,200)

[1]	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 (US$152,337,978) in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866 (US$3,411,536), which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.

Significant related party transactions (Parenthetical) (Detail)	1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended
	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd. USD ($)	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd. USD ($)		Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY		Aug. 31, 2011 Union Sky Holding Group Limited USD ($)	Aug. 31, 2011 Union Sky Holding Group Limited CNY	Dec. 31, 2011 Union Sky Holding Group Limited USD ($)		Dec. 31, 2011 Union Sky Holding Group Limited CNY
Prepayment to related parties	$ (152,337,978)	(958,800,000)	$ (152,337,978)	[1]	(958,800,000)	[1]
Interest income from related parties							$ 3,411,536	21,471,866	$ 3,411,536	[1]	21,471,866	[1]

[1]	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 (US$152,337,978) in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866 (US$3,411,536), which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.

Due from Related Parties (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. USD ($)	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2010 Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 Shanghai Juxi Network Technology Co .Ltd USD ($)	Dec. 31, 2011 Shanghai Juxi Network Technology Co .Ltd CNY
Related Party Transaction [Line Items]
Due from related parties	$ 541,813	3,410,114	25,000,000	$ 535,377	3,369,609	$ 3,757	23,642	25,000,000	$ 2,679	16,863

Due to Related Party (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY
Related Party Transaction [Line Items]
Payable to related parties	$ 85,852	540,345	$ 85,852	540,345

TREASURY STOCK - Additional Information (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Stock Repurchase Plan American Depositary Share USD ($)	Dec. 31, 2011 Stock Repurchase Plan American Depositary Share CNY	Dec. 31, 2010 Stock Repurchase Plan American Depositary Share CNY	Dec. 31, 2011 Share Options American Depositary Share	Dec. 31, 2011 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2011 Stock Repurchase Plan 4 American Depositary Share CNY
Share Repurchases [Line Items]
Treasury Stock Shares								932,972	932,972
Treasury Stock Value	$ 337,235,151	2,122,524,316	2,176,792,033	$ 350,000,000	2,200,000,000	2,177,000,000		$ 3,648,097	22,960,759
Treasury Stock Shares				34,935,057	34,935,057	34,002,085
Number of share used to settle the exercise of share options							1,314,272

DIVIDEND - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Aug. 08, 2011 USD ($)	Aug. 08, 2011 CNY	Feb. 21, 2011 USD ($)	Feb. 21, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Dividends [Line Items]
Declared Dividends	$ 721,309,505	4,539,849,894	$ 42,948,709	270,314,878
Dividend, registered date	Aug 31, 2011	Aug 31, 2011	Mar 18, 2011	Mar 18, 2011
Dividends Paid					$ 764,258,214	4,810,164,772	279,122,994	277,652,205

STATUTORY RESERVES - Additional Infomration (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co.Ltd USD ($)	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co.Ltd CNY	Dec. 31, 2011 Shanghai Zhengduo Information Technology Co.Ltd USD ($)	Dec. 31, 2011 Shanghai Zhengduo Information Technology Co.Ltd CNY	Dec. 31, 2011 Shanghai Jujia Network Technology Co.Ltd USD ($)	Dec. 31, 2011 Shanghai Jujia Network Technology Co.Ltd CNY	Dec. 31, 2011 Shanghai Juhuo Network Technology Co.Ltd USD ($)	Dec. 31, 2011 Shanghai Juhuo Network Technology Co.Ltd CNY
Allocation of profit percentage to General Reserve				10.00%
Maximum requirement of the entity's after-tax profits to be allocated to a general reserve fund as a percentage of its registered capital				50.00%
Minimum required percentage of the entity's after-tax profits to allocate to a statutory surplus fund				10.00%
Maximum requirement of the entity's after-tax profits to be allocated to a statutory surplus fund as a percentage of its registered capital				50.00%
Statutory and General Reserve Fund	$ 2,244,367	14,125,819	43,890,273		$ 794,420	5,000,000	$ 942,424	5,931,525	$ 18,008	113,338	$ 397,210	2,500,000	$ 92,305	580,956
Retained earnings appropriated	$ 58,588,502	368,750,172	211,003,295

Future Minimum Lease Payments for Non-cancelable Operating Leases (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 Office premises CNY	Dec. 31, 2011 Computer Equipment CNY
Operating Leased Assets [Line Items]
Future minimum lease payments 2011	$ 2,695,860	16,967,473	4,656,953	12,310,520
Future minimum lease payments 2012	503,762	3,170,626	3,170,626
Future minimum lease payments 2013	238,160	1,498,958	1,498,958
Total	$ 3,437,782	21,637,057	9,326,537	12,310,520

COMMITMENTS AND CONTINGENCIES - Additional Information (Detail)	12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($) LegalMatter	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Beijing Innovation Works Development Fund USD ($)	Dec. 31, 2011 Beijing Innovation Works Development Fund CNY	Dec. 31, 2011 Online game licensing fee commitments USD ($)	Dec. 31, 2011 Online game licensing fee commitments CNY	Dec. 31, 2011 Property, Plant and Equipment, Other Types USD ($)	Dec. 31, 2011 Property, Plant and Equipment, Other Types CNY
Total rental expenses	$ 12,288,980	77,345,611	65,034,773	70,216,710
Capital commitments					3,336,564	21,000,000
Capital commitments for purchases of property, equipment and software									613,162	3,859,180
Commitments to pay licensing fees							2,400,000	15,105,360
Number of lawsuits filed against the company	2	2
Payments made related to class action lawsuits	13,000,000
Class's maximum provable damages, in excess of the average percentage of recovery	16.50%	16.50%
Unrecognized tax benefits	$ 7,062,636	44,451,522	14,758,798	9,955,138

Assets Measured at Fair Value on Recurring Basis (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring CNY	Dec. 31, 2010 Fair Value, Measurements, Recurring CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring CNY
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale investments	$ 61,464,453	386,851,118	423,302,661	450,966,634	$ 61,464,453	386,851,118	423,302,661	386,851,118	423,302,661	386,851,118	423,302,661

Valuation of Available-for-Sale Investments (Detail)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Mobile Embedded Technology Inc Series A Preferred Stock USD ($)	Dec. 31, 2011 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Dec. 31, 2010 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock USD ($)	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock CNY	Dec. 31, 2010 Five One Network Development Co Ltd Series C Preferred Stock CNY
Schedule of Available-for-sale Securities [Line Items]
Fair value of available-for-sale investment as at Beginning of the period	423,302,661	450,966,634	$ 61,464,453
Unrealized gain(loss) in fair value				777,440	4,893,132	(73,032)	(3,319,196)	(20,890,689)	(14,467,019)
Transfer in and/or out of Level 3
Effect of exchange rate change	(20,453,986)	(13,123,922)
Fair value of available-for-sale investment as at End of the period	386,851,118	423,302,661	$ 61,464,453

Estimated Assumptions of Fair Value of Series C Preferred Share of 51.com (Detail) (Five One Network Development Co.Ltd, Series C Preferred Stock)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Five One Network Development Co.Ltd | Series C Preferred Stock
Fair Value Measurements [Line Items]
Risk-free interest rates	0.72%	1.27%
Expected volatility	50.92%	38.04%
- IPO	25.00%	50.00%
- Liquidation	25.00%	25.00%
- Redemption	50.00%	25.00%

FAIR VALUE MEASUREMENT - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011
Five One Network Development Co.Ltd
Description of valuation of equity interest	The fair value of the 100% equity interest of 51.com was determined based on an independent valuation using an income approach.
Mobile Embedded Technology Inc
Description of valuation of equity interest	The fair value of the 100% equity interest of MET was determined based on an independent valuation using an income approach

Estimated Assumptions of Fair Value of MET Series A Preferred Shares Estimated Assumptions (Detail) (Mobile Embedded Technology Inc, Series A Preferred Stock)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Mobile Embedded Technology Inc | Series A Preferred Stock
Fair Value Measurements [Line Items]
Risk-free interest rates	0.35%	1.87%
Expected volatility	52.36%	61.71%
- IPO		50.00%
- Liquidation	25.00%	25.00%
- Redemption	75.00%	25.00%

Assets Measured at Fair Value on Non-recurring Basis (Detail) (CNY)	12 Months Ended
Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of intangible assets	46,557,669
Fair Value, Measurements, Nonrecurring | Acquired intangible assets-software
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquired Finite-lived Intangible Asset, Amount	1,146,029
Fair Value, Measurements, Nonrecurring | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquired Finite-lived Intangible Asset, Amount	15,977,373
Fair Value, Measurements, Nonrecurring | KOK3 game software
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of intangible assets	46,557,669

SUBSEQUENT EVENTS - Additional Information (Detail)	1 Months Ended
	Aug. 08, 2011 USD ($)	Aug. 08, 2011 CNY	Feb. 21, 2011 USD ($)	Feb. 21, 2011 CNY	Feb. 24, 2012 Dividend Declared USD ($)	Feb. 24, 2012 Dividend Declared CNY	Mar. 29, 2012 Dividend Paid [Member]	Apr. 05, 2012 Dividend Paid [Member]
Subsequent Event [Line Items]
Dividend declared	$ 721,309,505	4,539,849,894	$ 42,948,709	270,314,878	$ 71,000,000	447,000,000
Dividend Rate					$ 0.3
Dividend payable date							Mar 29, 2012	Apr 5, 2012